                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Constellation funds Group [LOGO]

                                                              SEMI-ANNUAL REPORT
                                                                  March 31, 2006

Constellation Clover Core Value Fund

Constellation Clover Small Cap Value Fund

Constellation Clover Core Fixed Income Fund

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Constellation Chartwell Short Duration Fixed Income Fund

Constellation HLAM Large Cap Quality Stock Fund

Constellation Pitcairn Diversified Value Fund

Constellation Pitcairn Select Value Fund

Constellation Pitcairn Diversified Growth Fund

Constellation Pitcairn Small Cap Fund

Constellation Pitcairn Family Heritage(R) Fund

Constellation Pitcairn Taxable Bond Fund

Constellation Pitcairn Tax-Exempt Bond Fund

Constellation Sands Capital Select Growth Fund

Constellation TIP Mid Cap Fund

Constellation TIP Healthcare & Biotechnology Fund

Constellation International Equity Fund

Constellation SmallCap Value Opportunities Fund

Constellation Strategic Value and High Income Fund

CONTENTS

1  Letter to Shareholders
2  Performance
4  Disclosure of Fund Expenses
6  Financial Statements
82 Notes to Financial Statements
95 Board Considerations Regarding New Advisory and
   Sub-Advisory Agreements
97 Shareholder Voting Results

Shareholder Services

Constellation Fund shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free number, 1 (866) 242 5742, visit our website, www.constellationfundsgroup.com, or write to Constellation Funds Group, P.O. Box 219520, Kansas City, Missouri 64105-9520

LETTER TO SHAREHOLDERS                                               (unaudited)

TO OUR SHAREHOLDERS

May 15, 2006

Dear Constellation Funds Shareholder:

We are pleased to present you with the Semi-Annual Report of the Constellation Funds. Inside, you will find key financial information for the six months ended March 31, 2006.

As you may be aware, Touchstone Advisors, Inc. completed the acquisition of the assets of Constellation Investment Management Company, L.P. (CIMCO), adviser to the Constellation Funds on March 6, 2006.

At that time, Touchstone Advisors, Inc. replaced CIMCO as the advisor to all of the Constellation Funds. Concurrently, Touchstone Securities, Inc. became the distributor of the Constellation Funds, which were formerly distributed by Constellation Investment Distribution Company, Inc. (CIDCO).

While Touchstone Advisors assumed responsibility from CIMCO for selecting and monitoring fund sub-advisors, the Constellation Funds' sub-advisors continue to be responsible for the day-to-day management of the funds. Touchstone is proud to be associated with the premier institutional money management firms that manage the Constellation Funds and pleased to offer investment solutions using their disciplined strategies.

Thank you for the confidence you have placed in us. We look forward to serving your investment needs in the years to come

Sincerely,


/s/ Jill T. McGruder
-------------------------------------
Jill T. McGruder
President
Constellation Funds


                                 Constellation Funds 2006 Semi-Annual Report   1

PERFORMANCE                                                          (unaudited)

TOTAL RETURNS OF CONSTELLATION FUNDS(5)

Through March 31, 2006

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (866)242-5742 FOR MOST RECENT MONTH-END PERFORMANCE INFORMATION.

                                                                                             (Annualized)    Net
                                                  Six   Year to   One   Three   Five   Ten       Since      Assets
                                                Months    Date    Year  Years  Years  Years    Inception    ($mil)
                                                ------  -------  -----  -----  -----  -----  ------------  -------
CONSTELLATION CLOVER CORE VALUE FUND(1)           5.19    4.33   15.18  25.91  12.30  10.84      12.47     $100.12
Russell 3000 Value Index                          7.89    6.60   14.20  22.46   8.42  11.16      13.28
Inception Date: 12/6/91

CONSTELLATION CLOVER SMALL CAP VALUE FUND(1)     14.13   13.49   21.75  31.62  13.88  15.47      15.50     $320.40
Russell 2000 Value Index                         14.26   13.50   23.77  30.75  16.24  14.03      14.12
Inception Date: 2/28/96

CONSTELLATION CLOVER CORE FIXED
   INCOME FUND                                   (0.34)  (0.95)   1.69   2.26   4.32   5.70       6.35     $ 25.52
Lehman Aggregate Bond Index                      (0.05)  (0.64)   2.26   2.93   5.11   6.29       6.62
Inception Date: 12/6/91

CONSTELLATION CHARTWELL ULTRA SHORT DURATION
   FIXED INCOME FUND                              1.46    0.76    2.93   2.22   2.63   4.44       4.74     $214.68
Merrill Lynch 3-Month U.S. Treasury Bill Index    1.95    1.02    3.53   2.09   2.24   3.83       4.07
Inception Date: 3/1/94

CONSTELLATION CHARTWELL SHORT DURATION
   FIXED INCOME FUND                              0.39    0.13    1.81   1.84   3.04   4.71       4.96     $ 90.31
Lehman 1-3 Year U.S. Government Bond Index        1.09    0.41    2.40   1.51   3.34   4.89       5.04
Inception Date: 3/1/94

CONSTELLATION HLAM LARGE CAP QUALITY
   STOCK FUND                                     6.68    2.97   10.17  11.76   0.85   5.63       7.49     $ 14.06
Russell 1000 Growth Index                         6.16    3.10   13.15  14.80   1.66   6.50       8.57
Inception Date: 4/30/92

CONSTELLATION PITCAIRN DIVERSIFIED
   VALUE FUND                                     6.61    5.73   11.58  20.19   7.47    N/A       6.40     $167.40
Russell 1000 Value Index                          7.27    5.93   13.30  21.77   7.79    n/a       6.90
Inception Date: 8/4/00

CONSTELLATION PITCAIRN SELECT VALUE FUND          6.70    5.96   10.33  19.03   4.27    N/A       5.17     $ 62.00
Russell 1000 Value Index                          7.27    5.93   13.30  21.77   7.79    n/a       6.73
Inception Date: 8/11/00

CONSTELLATION PITCAIRN DIVERSIFIED
   GROWTH FUND                                    5.75    3.58    9.34  13.65   0.15    N/A      (8.20)    $121.77
Russell 1000 Growth Index                         6.16    3.09   13.15  14.80   1.66    n/a      (7.09)
Inception Date: 8/4/00

CONSTELLATION PITCAIRN SMALL CAP FUND(1)         12.83   10.89   17.23  25.87  11.93    N/A      12.24     $ 95.08
Russell 2000 Index                               15.23   13.94   25.84  29.53  12.59    n/a       8.34
Inception Date: 8/25/00

CONSTELLATION PITCAIRN FAMILY
   HERITAGE(R) FUND                               3.08    1.12    6.39  15.50   4.24   9.89       9.76     $ 83.75
Wilshire 5000 Index                               7.98    5.53   14.95  19.73   5.98   9.15      10.90
Inception Date: 8/4/00(2)

CONSTELLATION PITCAIRN TAXABLE
   BOND FUND                                     (0.65)  (0.72)   1.36   2.57   4.32   5.64       6.74     $ 46.22
Lehman U.S. Government Credit Index              (0.42)  (1.01)   2.02   2.83   5.23   6.31       7.63
Inception Date: 8/4/00(2)

CONSTELLATION PITCAIRN TAX-EXEMPT
   BOND FUND                                      0.72    0.08    2.94   3.20   4.52   5.11       5.70     $116.83
Lehman Municipal Bond Index                       0.98    0.25    3.80   4.10   5.17   5.87       7.00
Inception Date: 8/11/00(2)


2   Constellation Funds 2006 Semi-Annual Report

PERFORMANCE                                                          (unaudited)

                                                                                              (Annualized)    Net
                                                   Six   Year to   One   Three   Five   Ten       Since      Assets
                                                 Months    Date    Year  Years  Years  Years    Inception    ($mil)
                                                 ------  -------  -----  -----  -----  -----  ------------  -------
CONSTELLATION SANDS CAPITAL SELECT
   GROWTH FUND -- CLASS I SHARES                   4.74   (1.92)  18.72  19.28   6.11    N/A     (3.49)     $182.11
Russell 1000 Growth Index                          6.16    3.10   13.15  14.80   1.66    n/a     (7.17)
Inception Date: 8/27/04(3)

CONSTELLATION SANDS CAPITAL SELECT
   GROWTH FUND -- CLASS II SHARES                  4.49   (1.93)  18.29  19.13   6.04    N/A     (3.56)     $307.08
Russell 1000 Growth Index                          6.16    3.10   13.15  14.80   1.66    n/a     (7.17)
Inception Date: 8/11/00

TIP MID CAP FUND(1)                               15.79   14.48   31.98  33.23    N/A    N/A     30.02      $  1.33
Russell Midcap Index                              10.14    7.62   21.54  27.87    n/a    n/a     23.33
Inception Date: 1/2/03

CONSTELLATION TIP HEALTH CARE &
   BIOTECHNOLOGY FUND(1)(4)                        0.99   (0.56)  12.97  17.90  12.25    N/A     10.89      $ 71.36
S&P 500 Healthcare Index                           2.70    1.25    8.45   7.61   1.13    n/a     (0.41)
Inception Date: 2/28/01

CONSTELLATION INTERNATIONAL EQUITY FUND           15.09    8.75   24.94  31.72   6.79   4.08      5.93      $145.92
   MSCI All Country World ex-U.S. Index           14.58    9.76   28.12  33.51  11.78   7.35      7.96
Inception Date: 8/4/00(2)

CONSTELLATION SMALL CAP VALUE
   OPPORTUNITIES FUND(1)                          12.81   12.78   27.55  35.24    N/A    N/A     22.81      $204.26
Russell 2000 Value Index                          14.26   13.50   23.77  30.75    n/a    n/a     15.30
Inception Date: 3/4/02

CONSTELLATION STRATEGIC VALUE AND
   HIGH INCOME FUND                                7.60    7.62   16.52  20.75    N/A    N/A     19.42      $  1.25
50/50 Blend of the Russell 2000 Value Index
   and Merrill Lynch High Yield, Cash Pay Index    8.88    8.12   15.45  21.11    n/a    n/a     20.46
S&P 500 Index                                      6.38    4.21   11.73  17.22    n/a    n/a     13.79
Inception Date: 10/31/02

THE CONSTELLATION FUNDS ARE DISTRIBUTED BY TOUCHSTONE SECURITIES,
INC., CINCINNATI, OH. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (866) 242-5742. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. Returns less than one year are cumulative. The performance in the above table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect performance would have been lower. The indexes mentioned are unmanaged statistical composites of stock market or bond market performance. Investing in an index is not possible.

(1) Investing in small and medium capitalization companies and science and technology companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) For periods prior to August 2000, when the Fund began operating, the performance data quoted represents past performance of Pitcairn Investment Management's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance.

(3) Class I Shares for the periods prior to the inception date shown reflect the performance of the Fund's Class II Shares.

(4) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(5) Effective March 1, 2006, Touchstone Advisors, Inc. replaced Constellation Investment Management Company, LP as Investment Advisor to the Constellation Funds.


                                 Constellation Funds 2006 Semi-Annual Report   3

DISCLOSURE OF FUND EXPENSES                                          (unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

* HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (in the "Annualized Expense Ratios" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.

                                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                                 ACCOUNT VALUE   ACCOUNT VALUE     EXPENSE    PAID DURING
                                                                   10/01/05        3/31/06         RATIOS       PERIOD*
                                                                 -------------   -------------   ----------   -----------
CONSTELLATION CLOVER CORE VALUE FUND
Actual Fund Return                                                 $1,000.00       $1,051.90        1.21%        $6.19
Hypothetical Fund Return                                            1,000.00        1,018.90        1.21          6.09
CONSTELLATION CLOVER SMALL CAP VALUE FUND
Actual Fund Return                                                  1,000.00        1,141.30        1.32          7.05
Hypothetical Fund Return                                            1,000.00        1,018.35        1.32          6.64
CONSTELLATION CLOVER CORE FIXED INCOME FUND
Actual Fund Return                                                  1,000.00          996.60        0.84          4.18
Hypothetical Fund Return                                            1,000.00        1,020.74        0.84          4.23
CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND
Actual Fund Return                                                  1,000.00        1,014.60        0.69          3.47
Hypothetical Fund Return                                            1,000.00        1,021.49        0.69          3.48
CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND
Actual Fund Return                                                  1,000.00        1,003.90        0.70          3.50
Hypothetical Fund Return                                            1,000.00        1,021.44        0.70          3.53
CONSTELLATION HLAM LARGE CAP QUALITY STOCK FUND
Actual Fund Return                                                  1,000.00        1,066.80        1.20          6.18
Hypothetical Fund Return                                            1,000.00        1,018.95        1.20          6.04


4   Constellation Funds 2006 Semi-Annual Report

DISCLOSURE OF FUND EXPENSES                                          (unaudited)

                                                                  BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                                ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
                                                                   10/01/05        3/31/06        RATIOS       PERIOD*
                                                                -------------   -------------   ----------   -----------
CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND
Actual Fund Return                                                $1,000.00       $1,066.10        1.02%        $5.25
Hypothetical Fund Return                                           1,000.00        1,019.85        1.02          5.14
CONSTELLATION PITCAIRN SELECT VALUE FUND
Actual Fund Return                                                 1,000.00        1,067.00        1.05          5.41
Hypothetical Fund Return                                           1,000.00        1,019.70        1.05          5.29
CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND
Actual Fund Return                                                 1,000.00        1,057.50        1.00          5.13
Hypothetical Fund Return                                           1,000.00        1,019.95        1.00          5.04
CONSTELLATION PITCAIRN SMALL CAP FUND
Actual Fund Return                                                 1,000.00        1,128.30        1.01          5.36
Hypothetical Fund Return                                           1,000.00        1,019.90        1.01          5.09
CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND
Actual Fund Return                                                 1,000.00        1,030.80        1.20          6.08
Hypothetical Fund Return                                           1,000.00        1,018.95        1.20          6.04
CONSTELLATION PITCAIRN TAXABLE BOND FUND
Actual Fund Return                                                 1,000.00          993.50        0.83          4.13
Hypothetical Fund Return                                           1,000.00        1,020.79        0.83          4.18
CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND
Actual Fund Return                                                 1,000.00        1,007.20        0.66          3.30
Hypothetical Fund Return                                           1,000.00        1,021.64        0.66          3.33
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND -- CLASS I
Actual Fund Return                                                 1,000.00        1,047.40        1.18          6.02
Hypothetical Fund Return                                           1,000.00        1,019.05        1.18          5.94
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND -- CLASS II
Actual Fund Return                                                 1,000.00        1,044.90        1.43          7.29
Hypothetical Fund Return                                           1,000.00        1,017.80        1.43          7.19
CONSTELLATION TIP MID CAP FUND
Actual Fund Return                                                 1,000.00        1,157.90        0.90          4.84
Hypothetical Fund Return                                           1,000.00        1,020.44        0.90          4.53
CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND
Actual Fund Return                                                 1,000.00        1,009.90        1.86          9.32
Hypothetical Fund Return                                           1,000.00        1,015.66        1.86          9.35
CONSTELLATION INTERNATIONAL EQUITY FUND
Actual Fund Return                                                 1,000.00        1,150.90        1.37          7.35
Hypothetical Fund Return                                           1,000.00        1,018.10        1.37          6.89
CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND
Actual Fund Return                                                 1,000.00        1,128.10        1.56          8.28
Hypothetical Fund Return                                           1,000.00        1,017.15        1.56          7.85
CONSTELLATION STRATEGIC AND HIGH INCOME FUND
Actual Fund Return                                                 1,000.00        1,076.00        0.25          1.29
Hypothetical Fund Return                                           1,000.00        1,023.68        0.25          1.26

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                                 Constellation Funds 2006 Semi-Annual Report   5

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Value Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                    [CHART]

Financials                   27.6%
Cash Equivalents++           19.5%
Energy                        9.3%
Industrials                   8.9%
Information Technology        7.0%
Health Care                   6.8%
Consumer Staples              6.4%
Utilities                     5.3%
Consumer Discretionary        4.9%
Materials                     2.5%
Telecommunication Services    1.8%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   -------
COMMON STOCK (97.6%)
CONSUMER DISCRETIONARY (5.9%)
Barnes & Noble (A)                                              31,300   $ 1,448
Clear Channel Communications                                    14,100       409
JC Penney                                                       26,200     1,583
McDonald's                                                      27,100       931
Walt Disney (A)*                                                54,900     1,531
                                                                         -------
                                                                           5,902
                                                                         -------
CONSUMER STAPLES (7.8%)
Altria Group                                                    20,000     1,417
Constellation Brands, Cl A(A)*                                  42,000     1,052
CVS                                                             64,900     1,939
Dean Foods*                                                     46,500     1,806
HJ Heinz                                                        41,600     1,577
                                                                         -------
                                                                           7,791
                                                                         -------
ENERGY (11.3%)
Chesapeake Energy (A)                                           30,400       955
ConocoPhillips (A)                                              45,600     2,880
Exxon Mobil (A)                                                 16,500     1,004
National Oilwell Varco*                                         35,800     2,295
Noble Energy                                                    27,000     1,186
Valero Energy                                                   50,100     2,995
                                                                         -------
                                                                          11,315
                                                                         -------

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   -------
FINANCIALS (33.4%)**
ACE                                                             39,600   $ 2,060
Assurant                                                        40,500     1,995
Bank of New York                                                47,600     1,715
Citigroup                                                       56,900     2,687
Federated Investors, Cl B                                       73,600     2,874
Freddie Mac                                                     16,600     1,013
Goldman Sachs Group                                             10,300     1,617
Hartford Financial Services Group                               34,100     2,747
Loews                                                           28,300     2,864
Merrill Lynch (A)                                               44,200     3,481
Morgan Stanley                                                  23,700     1,489
Radian Group                                                    29,000     1,747
Sovereign Bancorp                                               97,100     2,127
Torchmark                                                       39,200     2,238
Wells Fargo (A)                                                 43,800     2,798
                                                                         -------
                                                                          33,452
                                                                         -------
HEALTH CARE (8.3%)
Aetna                                                           36,000     1,769
Biogen Idec*                                                    41,500     1,955
Community Health Systems*                                       26,900       972
Sanofi-Aventis (A)*                                             44,600     2,116
WellPoint*                                                      18,700     1,448
                                                                         -------
                                                                           8,260
                                                                         -------
INDUSTRIALS (10.8%)
Burlington Northern Santa Fe                                    28,300     2,358
Deere                                                           25,700     2,032
Dun & Bradstreet*                                               18,800     1,442
Honeywell International                                         39,500     1,689
Republic Services                                               37,900     1,611
Terex*                                                          21,700     1,720
                                                                         -------
                                                                          10,852
                                                                         -------
INFORMATION TECHNOLOGY (8.5%)
BISYS Group*                                                    99,000     1,335
Digital Insight*                                                46,525     1,694
eFunds*                                                         55,900     1,444
EMC*                                                            86,000     1,172
Fairchild Semiconductor
  International (A)*                                            96,500     1,840
Ingram Micro, Cl A*                                             49,900       998
                                                                         -------
                                                                           8,483
                                                                         -------
MATERIALS (3.0%)
Lubrizol                                                        39,100     1,675
Syngenta ADR (A)                                                47,900     1,347
                                                                         -------
                                                                           3,022
                                                                         -------
TELECOMMUNICATION SERVICES (2.2%)
AT&T(A)                                                         82,700     2,236
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


6   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Value Fund
March 31, 2006

                                                                        VALUE
                                                          SHARES        (000)
                                                        ----------   ----------
UTILITIES (6.4%)
Constellation Energy Group                                  24,800   $    1,357
Dominion Resources                                          14,100          973
Duke Energy                                                 34,500        1,006
Edison International                                        23,300          959
Exelon                                                      19,500        1,032
National Fuel Gas                                           31,300        1,024
                                                                     ----------
                                                                          6,351
                                                                     ----------
TOTAL COMMON STOCK
   (COST $85,768)                                                        97,664
                                                                     ==========
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (19.6%)
BlackRock Institutional Money
   Market Trust                                         19,668,362       19,668
                                                                     ----------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $19,668)                                                        19,668
                                                                     ==========
CASH EQUIVALENT (3.9%)
BlackRock TempCash Fund,
Institutional Shares, 4.65% (B)                          3,924,957        3,925
                                                                     ----------
TOTAL CASH EQUIVALENT
   (COST $3,925)                                                          3,925
                                                                     ==========
TOTAL INVESTMENTS (121.1%)
   (COST $109,361)                                                      121,257
                                                                     ==========
OTHER ASSETS AND LIABILITIES (-21.1%)
Obligation to return securities lending collateral                      (19,668)
Payable for investment securities purchased                              (1,519)
Payable for capital shares redeemed                                        (111)
Payable due to Investment Adviser                                           (63)
Payable due to Administrator                                                (12)
Other assets and liabilities                                                232

TOTAL OTHER ASSETS AND LIABILITIES                                      (21,141)
                                                                     ----------
NET ASSETS(100.0%)                                                   $  100,116
                                                                     ==========

                                                                        VALUE
                                                                        (000)
                                                                     -----------
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                          $   72,797
Accumulated net realized gain on investments                             15,423
Net unrealized appreciation on investments                               11,896
                                                                     ----------
NET ASSETS                                                           $  100,116
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($100,115,522 / 5,437,874 SHARES)                                 $    18.41
                                                                     ==========

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security waso n loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $18,966,502.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                 Constellation Funds 2006 Semi-Annual Report   7

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Financials                   27.1%
Industrials                  18.7%
Consumer Discretionary       11.0%
Cash Equivalents++           10.5%
Information Technology       10.2%
Energy                        5.6%
Utilities                     4.7%
Health Care                   4.5%
Materials                     3.9%
Consumer Staples              2.6%
Telecommunication Services    1.2%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                                SHARES     (000)
                                                               -------   -------
COMMON STOCK (97.5%)
CONSUMER DISCRETIONARY (12.0%)
Aftermarket Technology*                                         63,625   $ 1,439
Brown Shoe                                                      44,450     2,333
Callaway Golf (A)                                              121,475     2,089
Dollar Thrifty Automotive Group*                                72,975     3,313
Dollar Tree Stores*                                             56,675     1,568
Domino's Pizza                                                 103,700     2,961
Genesco*                                                        39,575     1,539
Group 1 Automotive*                                             29,800     1,417
Guess?*                                                         28,900     1,130
Loews - Carolina Group                                          43,425     2,053
Monro Muffler                                                   55,725     2,070
Multimedia Games*                                              105,100     1,564
Phillips-Van Heusen                                             86,675     3,312
Playtex Products*                                              111,700     1,169
RC2*                                                            31,750     1,264
Select Comfort*                                                 31,100     1,230
Steiner Leisure*                                                43,550     1,764
Too*                                                            56,400     1,937
Valuevision Media, Cl A*                                       144,050     1,841
Wolverine World Wide                                           108,200     2,394
                                                                         -------
                                                                          38,387
                                                                         -------

                                                                           VALUE
                                                                SHARES     (000)
                                                               -------   -------
CONSUMER STAPLES (2.8%)
Andersons                                                       27,250   $ 2,132
Church & Dwight                                                 46,600     1,721
Energizer Holdings*                                             24,775     1,313
Pantry*                                                         38,200     2,383
Performance Food Group (A)*                                     47,675     1,487
                                                                         -------
                                                                           9,036
                                                                         -------
ENERGY (6.1%)
Cabot Oil & Gas                                                 47,025     2,254
Denbury Resources*                                              57,100     1,808
Encore Acquisition*                                             55,800     1,730
Giant Industries*                                               25,650     1,784
Grey Wolf*                                                     191,500     1,425
Helmerich & Payne                                               37,100     2,590
Oceaneering International*                                      22,975     1,316
Reliant Energy*                                                114,900     1,216
SEACOR Holdings*                                                25,375     2,010
Tesoro (A)                                                      21,900     1,497
Whiting Petroleum (A)*                                          45,800     1,877
                                                                         -------
                                                                          19,507
                                                                         -------
FINANCIALS (29.5%)**
Advanta                                                         86,475     3,188
Affiliated Managers Group (A)*                                  12,325     1,314
AG Edwards                                                      20,500     1,022
AmerUs Group                                                    41,550     2,503
Bankunited Financial, Cl A                                      27,125       733
Cash America International                                      65,125     1,955
CBL & Associates Properties                                     38,450     1,632
Colonial BancGroup                                             166,425     4,161
CompuCredit (A)*                                                30,075     1,107
East West Bancorp                                               29,975     1,156
Ezcorp, Cl A*                                                   44,000     1,299
FelCor Lodging Trust*                                          312,075     6,585
Financial Federal                                               69,325     2,031
Fpic Insurance Group*                                           54,450     2,058
Greater Bay Bancorp                                             72,700     2,017
Hanover Insurance Group                                         67,795     3,554
HCC Insurance Holdings (A)                                      97,425     3,390
Home Properties of New York                                     52,050     2,660
Investment Technology Group*                                    42,700     2,126
Jackson Hewitt Tax Service                                      78,250     2,471
Jefferies Group                                                 43,175     2,526
LTC Properties                                                  68,950     1,604
MeriStar Hospitality*                                          188,275     1,954
Mid-America Apartment Communities                               46,100     2,524
Navigators Group*                                               36,550     1,813
Nelnet, Cl A*                                                   36,725     1,530
Northwest Bancorp                                               74,875     1,854
Ohio Casualty                                                   70,275     2,228
PFF Bancorp                                                    116,675     3,933
Phoenix*                                                       108,200     1,764
Portfolio Recovery Associates*                                  28,475     1,333
Potlatch                                                        23,951     1,026
ProAssurance*                                                   54,975     2,859

    The accompanying notes are an integral part of the financial statements.


8   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2006

                                                                           VALUE
                                                                SHARES     (000)
                                                               -------   -------
Reckson Associates Realty (A)                                   68,300   $ 3,129
Selective Insurance Group                                       16,675       884
Stancorp Financial Group                                        30,000     1,623
State Auto Financial                                            24,350       821
Sterling Bancshares                                            158,275     2,857
Sterling Financial                                              38,605     1,120
Strategic Hotel Capital                                         55,875     1,301
Tanger Factory Outlet Centers                                   61,900     2,130
Trammell Crow*                                                  44,350     1,581
United America Indemnity, Cl A*                                100,100     2,292
West Coast Bancorp                                              54,525     1,524
Zenith National Insurance                                       26,750     1,287
                                                                         -------
                                                                          94,459
                                                                         -------
HEALTH CARE (5.0%)
Alkermes*                                                       77,675     1,713
American Dental Partners*                                       27,700       374
Cerner (A)*                                                     31,125     1,477
Community Health Systems*                                       60,450     2,185
LCA-Vision (A)                                                  45,075     2,259
Lincare Holdings*                                               39,525     1,540
Odyssey HealthCare*                                            135,700     2,335
PetMed Express*                                                 92,625     1,646
VCAAntech*                                                      58,100     1,655
Viropharma*                                                     81,100     1,030
                                                                         -------
                                                                          16,214
                                                                         -------
INDUSTRIALS (20.3%)
AAR (A)*                                                        61,975     1,765
Alderwoods Group*                                              135,200     2,420
Aviall*                                                         25,950       988
Brightpoint*                                                    46,562     1,446
CIRCOR International                                            33,225       970
CNF                                                             33,900     1,693
Eagle Materials (A)                                             29,050     1,852
EGL*                                                            30,875     1,389
EMCOR Group*                                                    66,550     3,305
Equifax                                                         23,600       879
Flowserve*                                                      54,000     3,150
FTI Consulting*                                                 62,625     1,787
Gardner Denver*                                                 22,925     1,495
Genesee & Wyoming, Cl A*                                        49,887     1,531
Greenbrier                                                      35,900     1,438
HUB Group*                                                      32,950     1,502
John Wiley & Sons, Cl A                                         11,325       429
Labor Ready*                                                    87,325     2,091
Laidlaw International                                           69,550     1,892
Mesa Air Group*                                                267,350     3,058
Molecular Devices*                                              31,350     1,040
Moog, Cl A*                                                     27,975       993
NS Group*                                                       25,900     1,192
Orbital Sciences*                                              133,175     2,107
Pacer International*                                            77,450     2,531
Quanta Services (A)*                                           137,275     2,199
Reliance Steel & Aluminum (A)                                   31,000     2,911
Shaw Group*                                                     40,100     1,219

                                                                           VALUE
                                                                SHARES     (000)
                                                               -------   -------
Teleflex                                                        29,300   $ 2,099
Terex*                                                          38,800     3,074
United Rentals*                                                117,325     4,048
Universal Forest Products                                       34,650     2,200
URS*                                                            41,750     1,680
Washington Group International*                                 23,500     1,349
Waste Connections*                                              33,900     1,350
                                                                         -------
                                                                          65,072
                                                                         -------
INFORMATION TECHNOLOGY (11.1%)
Aeroflex*                                                      165,125     2,267
Carreker*                                                      149,800       963
Checkpoint Systems*                                             74,250     1,996
CSG Systems International*                                      52,775     1,228
Cymer*                                                          47,200     2,145
eFunds*                                                         56,400     1,457
Fairchild Semiconductor
  International*                                               236,150     4,503
Integrated Silicon Solutions*                                  101,750       676
LSI Logic*                                                     282,150     3,262
Neoware Systems*                                                95,350     2,824
ON Semiconductor*                                              220,350     1,600
Polycom*                                                        68,225     1,479
Rudolph Technologies*                                           66,450     1,133
Seachange International*                                       167,100     1,298
Semtech*                                                        62,775     1,123
SonicWALL*                                                     166,050     1,177
THQ*                                                           111,787     2,894
Vignette*                                                       83,750     1,235
Zoran*                                                         100,525     2,200
                                                                         -------
                                                                          35,460
                                                                         -------
MATERIALS (4.3%)
Cleveland-Cliffs (A)                                            21,400     1,864
Commercial Metals                                               39,975     2,138
Crown Holdings*                                                 53,150       943
HB Fuller                                                       73,600     3,779
Pioneer*                                                        46,650     1,423
Quanex                                                          17,800     1,186
Texas Industries                                                18,200     1,101
US Concrete*                                                    85,525     1,237
                                                                         -------
                                                                          13,671
                                                                         -------
TELECOMMUNICATION SERVICES (1.3%)
Nice Systems ADR*                                               42,900     2,186
Talk America Holdings*                                         109,175       931
West*                                                           23,975     1,071
                                                                         -------
                                                                           4,188
                                                                         -------
UTILITIES (5.1%)
Allegheny Energy*                                               35,075     1,187
Avista                                                          97,975     2,023
Centerpoint Energy                                              95,625     1,141
CMS Energy (A)*                                                139,275     1,804
El Paso Electric                                                96,625     1,840

    The accompanying notes are an integral part of the financial statements.


                                 Constellation Funds 2006 Semi-Annual Report   9

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2006

                                                                          VALUE
                                                              SHARES      (000)
                                                              ------   ---------
Headwaters (A)*                                               30,475   $  1,212
Nicor (A)                                                     43,975      1,740
NRG Energy (A)*                                               46,275      2,092
Sierra Pacific Resources*                                     86,975      1,201
Southern Union*                                               81,465      2,023
                                                                       --------
                                                                         16,263
                                                                       --------
TOTAL COMMON STOCK
   (COST $236,362)                                                      312,257
                                                                       --------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (9.8%)
BlackRock Institutional Money
   Market Trust                                           31,436,183     31,436
                                                                       --------
TOTAL SHORT-TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED SECURITIES
   (COST $31,436)                                                        31,436
                                                                       --------
CASH EQUIVALENT (1.6%)
BlackRock TempCash Fund,
   Institutional Shares, 4.65% (B)                         5,077,668      5,078
                                                                       --------
TOTAL CASH EQUIVALENT
   (COST $5,078)                                                          5,078
                                                                       --------
TOTAL INVESTMENTS (108.9%)
   (COST $272,876)                                                      348,771
                                                                       --------
OTHER ASSETS AND LIABILITIES (-8.9%)
Obligation to return securities lending collateral                      (31,436)
Payable for investment securities purchased                              (5,400)
Payable for capital shares redeemed                                        (315)
Payable due to Investment Adviser                                          (233)
Payable due to Administrator                                                (40)
Other assets and liabilities, net                                         9,057
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (28,367)
                                                                       --------
NET ASSETS(100.0%)                                                     $320,404
                                                                       ========

                                                                          VALUE
                                                                          (000)
                                                                       ---------
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                            $203,160
Accumulated net investment loss                                            (554)
Accumulated net realized gain on investments                             41,903
Net unrealized appreciation on investments                               75,895
                                                                       --------
NET ASSETS                                                             $320,404
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($320,403,831 / 12,132,937)                                         $  26.41
                                                                       ========

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $30,373,359.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


10   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
March 31, 2006

SECTOR WEIGHTINGS+
                                    [CHART]

Government Mortgage-Backed Obligations   39.3%
Corporate Bonds                          29.8%
U.S. Treasury Obligations                13.5%
Asset-Backed Securities                   7.3%
U.S. Government Agency Obligations        5.1%
Cash Equivalent                           1.8%
Convertible Bonds                         1.7%
Municipal Bond                            1.5%

+    Percentages are based on total investments.

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (38.8%)
FHLMC CMO/REMIC
   Ser 2882, Cl OI IO
   5.000%, 02/15/30                                              $1,055   $  159
FHLMC CMO/REMIC
   Ser 2882, Cl YI IO
   5.000%, 03/15/24                                               4,492      369
FHLMC Pool #C01844
   4.500%, 04/01/34                                                 616      569
FHLMC Pool #G08062
   5.000%, 06/01/35                                                 719      685
FHLMC Pool #G11570
   5.000%, 04/01/19                                                 400      390
FNMA CMO/REMIC
   Ser 1994-17, Cl H
   6.000%, 02/25/09                                                 169      170
FNMA Pool #254759
   4.500%, 06/01/18                                               1,287    1,233
FNMA Pool #255111
   5.500%, 03/01/34                                                 790      773
FNMA Pool #369214
   5.000%, 04/01/09                                                  26       26
FNMA Pool #535301
   6.500%, 04/01/15                                                  74       76
FNMA Pool #689022
   5.000%, 05/01/33                                                 889      849
FNMA Pool #694431
   5.000%, 03/01/18                                                 540      528
FNMA Pool #738783
   7.000%, 02/01/25                                                 550      567

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
FNMA Pool #835760
   4.500%, 09/01/35                                              $  760   $  702
GNMA CMO/REMIC
   Ser 2004-59, Cl DA
   5.000%, 06/16/34                                                 170      166
GNMA Pool #13125
   8.000%, 10/15/06                                                   1        1
GNMA Pool #196477
   10.000%, 04/15/10                                                 12       13
GNMA Pool #202886
   8.000%, 03/15/17                                                  20       21
GNMA Pool #221235
   8.500%, 07/15/17                                                  12       12
GNMA Pool #331786
   8.000%, 08/15/22                                                  17       18
GNMA Pool #376400
   6.500%, 02/15/24                                                 103      106
GNMA Pool #439478
   7.000%, 01/15/27                                                  80       83
GNMA Pool #457921
   5.500%, 12/15/28                                                 186      185
GNMA Pool #462622
   6.500%, 03/15/28                                                 127      132
GNMA Pool #533974
   6.500%, 05/15/32                                                  70       73
GNMA Pool #553328
   4.500%, 07/15/18                                                 559      540
GNMA Pool #570400
   6.500%, 09/15/31                                                 164      170
GNMA Pool #604616
   4.500%, 09/15/18                                                 634      613
GNMA Pool #781029
   6.500%, 05/15/29                                                  45       47
GNMA Pool #781096
   6.500%, 12/15/28                                                 216      224
GNMA Pool #781231
   7.000%, 12/15/30                                                 104      108
GNMA Pool #781276
   6.500%, 04/15/31                                                 167      174
GNMA Pool #781328
   7.000%, 09/15/31                                                 101      106
                                                                          ------
TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED OBLIGATIONS
   (COST $10,099)                                                          9,888
                                                                          ------
CORPORATE BONDS (29.4%)
CONSUMER STAPLES (4.6%)
Conagra Foods
   7.875%, 09/15/10                                                 700      755
Sysco
   7.250%, 04/15/07                                                 405      411
                                                                          ------
                                                                           1,166
                                                                          ------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   11

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
March 31, 2006

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
ENERGY (2.0%)
XTO Energy
   7.500%, 04/15/12                                              $  475   $  519
FINANCIALS (3.6%)
Marsh & McClennan
   7.125%, 06/15/09                                                 600      624
US Bancorp
   6.875%, 09/15/07                                                 300      306
                                                                          ------
                                                                             930
                                                                          ------
INDUSTRIALS (4.4%)
Om Group
   9.250%, 12/15/11                                                 400      414
Thermo Electron
   7.625%, 10/30/08                                                 665      697
                                                                          ------
                                                                           1,111
                                                                          ------
UTILITIES (14.8%)
Carolina Power & Light
   5.125%, 09/15/13                                                 685      665
Consolidated Edison,
   Ser 97-B
   6.450%, 12/01/07                                                 300      305
Consolidated Natural Gas,
   Ser C
   6.250%, 11/01/11                                                 415      424
Emerson Electric
   7.125%, 08/15/10                                                 400      427
Kinder Morgan Energy
   5.125%, 11/15/14                                                 500      474
PPL Electric Utilities
   4.300%, 06/01/13                                                 525      482
Scana, MTN, Ser B
   5.810%, 10/23/08                                               1,000    1,008
                                                                          ------
                                                                           3,785
                                                                          ------
TOTAL CORPORATE BONDS
   (COST $7,664)                                                           7,511
                                                                          ------
U.S. TREASURY OBLIGATIONS (13.4%)
U.S. TREASURY BONDS (8.9%)
   7.500%, 11/15/16                                                 850    1,027
   6.250%, 08/15/23                                                 650      737
   6.000%, 02/15/26                                                 450      502
                                                                          ------
                                                                           2,266
                                                                          ------
U.S. TREASURY NOTES (4.5%)
   5.000%, 02/15/11                                                 400      403
   4.375%, 12/15/10                                                 750      736
                                                                          ------
                                                                           1,139
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $3,508)                                                           3,405
                                                                          ------

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
ASSET-BACKED SECURITIES (7.2%)
CS First Boston Mortgage Securities,
   Ser 2005-C5, Cl A3 (A)
   5.100%, 08/15/38                                              $  500   $  486
Countrywide Alternative Loan Trust,
   Ser 2005-J13, Cl 2A8
   5.500%, 11/25/35                                                 300      284
Merrill Lynch Mortgage Investors,
   Ser 1998-C1, Cl A3 (A)
   6.720%, 11/15/26                                                 500      530
Wachovia Bank Commercial
   Mortgage Trust,
   Ser 2003-C5, Cl B
   4.107%, 06/15/35                                                 600      546
                                                                          ------
TOTAL ASSET-BACKED SECURITIES
   (COST $1,907)                                                           1,846
                                                                          ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.1%)
FHLB
   3.750%, 02/06/08                                                 500      488
TVA
   5.880%, 04/01/36                                                 750      803
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $1,368)                                                           1,291
                                                                          ------
CONVERTIBLE BONDS (1.6%)
BEA Systems, CV to 28.8600 Shares
   4.000%, 12/15/06                                                 410      406
Quebecor World, CV to 30.5880 Shares
   6.000%, 10/01/07                                                  13       13
                                                                          ------
TOTAL CONVERTIBLE BONDS
   (COST $420)                                                               419
                                                                          ------
MUNICIPAL BOND (1.5%)
VIRGINIA (1.5%)
State Housing Authority RB,
   Taxable Rental, Ser C
   5.000%, 05/01/13                                                 400      389
                                                                          ------
TOTAL MUNICIPAL BOND
   (COST $405)                                                               389
                                                                          ------

    The accompanying notes are an integral part of the financial statements.


12   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
March 31, 2006

                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   -------
CASH EQUIVALENT (1.7%)
BlackRock TempCash Fund,
   Institutional Shares, 4.65% (B)                            442,874   $   443
                                                                        -------
TOTAL CASH EQUIVALENT
   (COST $443)                                                              443
                                                                        -------
TOTAL INVESTMENTS (98.7%)
   (COST $25,814)                                                        25,192
                                                                        -------
OTHER ASSETS AND LIABILITIES (1.3%)
Payable for capital shares redeemed                                         (80)
Payable due to Investment Adviser                                           (10)
Income distribution payable                                                  (4)
Payable due to Administrator                                                 (3)
Other assets and liabilities, net                                           422
TOTAL OTHER ASSETS AND LIABILITIES                                          325
                                                                        =======
NET ASSETS (100.0%)                                                     $25,517
                                                                        =======
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                             $26,218
Accumulated net realized loss on investments                                (79)
Net unrealized depreciation on investments                                 (622)
                                                                        -------
NET ASSETS                                                              $25,517
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($25,516,797 / 2,691,241 SHARES)                                     $  9.48
                                                                        =======

(A) Variable rate security - the rate reflected on the Statement of Net Assets was the rate in effect on March 31, 2006.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

Cl - Class
CMO - Collateralized Mortgage Obligation
CV - Convertible Security
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA- Federal National Mortgage Association
GNMA- Government National Mortgage Association
IO - Interest Only Security
MTN - Medium Term Note
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
TVA- Tennessee Valley Authority

    The accompanying notes are an integral part of the financial statements.


                                  Constellation Funds 2006 Semi-Annual Report 13

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

U.S. Government Mortgage-Backed Obligations   83.6%
U.S. Government Agency Obligations             8.3%
Cash Equivalents                               8.1%

+    Percentages are based on total investments.

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (83.5%)
FHLMC CMO/REMIC
   Ser 1106, Cl E
   7.500%, 07/15/06                                              $   --   $   --
FHLMC CMO/REMIC
   Ser 1377, Cl F (A)
   5.250%, 09/15/07                                                 104      104
FHLMC CMO/REMIC
   Ser 1544, Cl L (A)
   4.670%, 07/15/08                                                  85       85
FHLMC CMO/REMIC
   Ser 2440, Cl OG
   6.500%, 12/15/30                                                 799      800
FHLMC CMO/REMIC
   Ser 2463, Cl PE
   6.000%, 03/15/28                                                  80       80
FHLMC CMO/REMIC
   Ser 2520, Cl BD
   5.250%, 10/15/31                                               1,198    1,188
FHLMC CMO/REMIC
   Ser 2537, Cl LA
   4.250%, 05/15/30                                                 979      968
FHLMC CMO/REMIC
   Ser 2571, Cl FN (A)
   5.399%, 08/15/32                                               8,840    8,999
FHLMC CMO/REMIC
   Ser 2575, Cl LM
   4.500%, 05/15/32                                               1,777    1,725
FHLMC CMO/REMIC
   Ser 2586, Cl WA
   4.000%, 12/15/32                                               2,791    2,658
FHLMC CMO/REMIC
   Ser 2590, Cl UL
   3.750%, 03/15/32                                               1,784    1,700

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
FHLMC CMO/REMIC
   Ser 2594, Cl YA
   4.000%, 04/15/23                                              $2,274   $2,178
FHLMC CMO/REMIC
   Ser 2640, Cl OT
   2.000%, 04/15/22                                               2,721    2,634
FHLMC CMO/REMIC
   Ser 2649, Cl PJ
   3.500%, 06/15/33                                               2,078    1,997
FHLMC CMO/REMIC
   Ser 2684, Cl GN
   3.250%, 05/15/23                                               2,546    2,492
FHLMC CMO/REMIC
   Ser 2715, Cl QB
   3.500%, 09/15/22                                               1,336    1,315
FHLMC CMO/REMIC
   Ser 2744, Cl JX
   3.500%, 01/15/23                                               3,314    3,238
FHLMC CMO/REMIC
   Ser 2750, Cl FG (A)
   5.149%, 02/15/34                                               4,440    4,481
FHLMC CMO/REMIC
   Ser 2770, Cl FH (A)
   5.149%, 03/15/34                                               4,329    4,382
FHLMC CMO/REMIC
   Ser 2778, Cl FV (A)
   5.349%, 03/15/34                                                 901      905
FHLMC CMO/REMIC
   Ser 2799, Cl F (A)
   5.349%, 05/15/34                                               4,050    4,019
FHLMC CMO/REMIC
   Ser 2822, Cl FP (A)
   5.349%, 11/15/32                                               2,578    2,581
FHLMC CMO/REMIC
   Ser 2827, Cl FW (A)
   5.549%, 07/15/34                                               1,980    1,983
FHLMC CMO/REMIC
   Ser 2858, Cl HF (A)
   5.299%, 09/15/34                                               2,517    2,526
FHLMC CMO/REMIC
   Ser 2876, Cl FH (A)
   5.299%, 10/15/34                                               4,072    4,062
FHLMC CMO/REMIC
   Ser 2878, Cl FD (A)
   5.349%, 10/15/34                                                 767      767
FHLMC CMO/REMIC
   Ser 2886, Cl BF (A)
   5.249%, 11/15/34                                               2,319    2,321
FHLMC CMO/REMIC
   Ser 2892, Cl KF (A)
   5.399%, 11/15/34                                               6,483    6,517

    The accompanying notes are an integral part of the financial statements.


14   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2006

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------  -------
FHLMC CMO/REMIC
   Ser 2894, Cl FB (A)
   5.349%, 11/15/34                                            $ 1,633   $ 1,630
FHLMC CMO/REMIC
   Ser 2921, Cl JF (A)
   5.249%, 01/15/35                                              4,780     4,848
FHLMC CMO/REMIC
   Ser 2925, Cl CF (A)
   5.249%, 01/15/35                                                418       414
FHLMC CMO/REMIC
   Ser 3033, Cl BY (A)
   6.880%, 09/15/35                                              1,491     1,445
FHLMC CMO/REMIC,
   Ser 3025, Cl FC (A)
   6.630%, 08/15/35                                              2,871     2,772
FHLMC Pool #184967
   7.750%, 08/01/08                                                 14        14
FHLMC Pool #B15413
   8.000%, 03/01/11                                                506       527
FHLMC Pool #E00746
   7.000%, 09/01/14                                              1,619     1,665
FHLMC Pool #E64944
   7.000%, 07/01/11                                                226       233
FHLMC Pool #G10665
   7.000%, 03/01/12                                              1,798     1,851
FHLMC Pool #G10822
   7.000%, 07/01/13                                              3,348     3,446
FHLMC Pool #G11072
   7.500%, 12/01/15                                                628       655
FHLMC Pool #G11656
   7.000%, 06/01/17                                              3,131     3,220
FHLMC Pool #G11673
   7.000%, 12/01/12                                              4,724     4,862
FHLMC Pool #M90686
   5.500%, 12/01/06                                                142       143
FNMA CMO/REMIC
   Ser 2002-67, Cl AM
   5.000%, 11/25/15                                              2,247     2,231
FNMA CMO/REMIC
   Ser 2002-81, Cl F (A)
   5.318%, 04/25/32                                             15,000    15,244
FNMA CMO/REMIC
   Ser 2002-82, Cl FP(A)
   5.318%, 02/25/32                                              5,000     5,072
FNMA CMO/REMIC
   Ser 2002-87, Cl FB (A)
   5.328%, 10/25/31                                              2,000     2,021
FNMA CMO/REMIC
   Ser 2002-87, Cl PY
   3.920%, 09/25/27                                              1,866     1,835
FNMA CMO/REMIC
   Ser 2003-19, Cl ME
   4.000%, 01/25/33                                              1,083     1,026

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------  -------
FNMA CMO/REMIC
   Ser 2003-33, Cl AM
   4.250%, 05/25/33                                            $ 1,138   $ 1,093
FNMA CMO/REMIC
   Ser 2003-33, Cl AU
   4.000%, 03/25/33                                              1,751     1,655
FNMA CMO/REMIC
   Ser 2003-34, Cl AD
   4.000%, 01/25/32                                              1,486     1,433
FNMA CMO/REMIC
   Ser 2003-34, Cl FX (A)
   5.930%, 05/25/33                                                413       419
FNMA CMO/REMIC
   Ser 2003-61, Cl FK (A)
   6.318%, 08/25/33                                             10,868    11,218
FNMA CMO/REMIC
   Ser 2003-69, Cl NF (A)
   6.130%, 07/25/33                                              3,844     3,878
FNMA CMO/REMIC
   Ser 2003-76, Cl FB (A)
   5.268%, 08/25/33                                              3,232     3,267
FNMA CMO/REMIC
   Ser 2003-81, Cl FE (A)
   5.318%, 09/25/33                                              5,758     5,856
FNMA CMO/REMIC
   Ser 2003-119, Cl PU
   4.000%, 11/25/33                                              2,464     2,386
FNMA CMO/REMIC
   Ser 2004-96, Cl LF (A)
   5.818%, 12/25/34                                              3,338     3,324
FNMA CMO/REMIC
   Ser 2005-16, Cl FW (A)
   5.718%, 01/25/35                                              4,326     4,351
FNMA CMO/REMIC
   Ser 2005-93, Cl XT (A)
   7.000%, 10/25/35                                              3,675     3,675
FNMA CMO/REMIC
   Ser 2005-108, Cl GU
   5.750%, 07/25/35                                              2,277     2,274
FNMA Pool #190054
   7.000%, 10/01/13                                                384       393
FNMA Pool #190658
   7.000%, 02/01/09                                              1,100     1,116
FNMA Pool #253472
   7.500%, 09/01/10                                                231       238
FNMA Pool #519992
   7.000%, 10/01/14                                                236       242
FNMA Pool #534851
   7.500%, 04/01/15                                                385       403
FNMA Pool #535219
   7.500%, 03/01/15                                                284       297
FNMA Pool #535635
   8.500%, 06/01/12                                                430       438

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   15

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2006

                                                          FACE AMOUNT      VALUE
                                                                (000)      (000)
                                                          -----------   --------
FNMA Pool #555646
   7.500%, 09/01/16                                          $  1,659   $  1,737
FNMA Pool #704214
   7.500%, 12/01/27                                             1,611      1,682
GNMA ARM Pool #8103 (A)
   4.625%, 02/20/16                                                57         58
GNMA ARM Pool #8287 (A)
   5.125%, 11/20/17                                                51         51
GNMA ARM Pool #8297 (A)
   5.125%, 12/20/17                                                92         92
GNMA ARM Pool #8321 (A)
   4.625%, 02/20/18                                               211        210
GNMA ARM Pool #8333 (A)
   4.625%, 03/20/18                                               156        157
GNMA ARM Pool #8345 (A)
   4.875%, 04/20/18                                                88         88
GNMA ARM Pool #8366 (A)
   4.375%, 06/20/18                                                96         96
GNMA ARM Pool #8404 (A)
   4.750%, 09/20/18                                                 5          5
GNMA ARM Pool #8405 (A)
   5.000%, 09/20/18                                                44         45
GNMA ARM Pool #8462 (A)
   4.375%, 02/20/19                                                10         10
GNMA ARM Pool #8489 (A)
   4.875%, 04/20/19                                                76         76
GNMA CMO/REMIC
   Ser 2003-34, Cl PM
   4.000%, 04/20/33                                             5,219      5,066
                                                                        --------
TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED OBLIGATIONS
   (COST $178,635)                                                       179,188
                                                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)
FHLB (A)
   6.070%, 05/19/10                                            10,000      9,850
   4.750%, 09/29/14                                             3,000      2,879
   4.260%, 02/22/07                                             5,000      4,992
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $17,998)                                                         17,721
                                                                        --------
REPURCHASE AGREEMENT (8.1%)
PNC Capital Markets, 4.51%
   dated 03/31/06, to be
   repurchased on 04/03/06,
   repurchase price $17,456,558
   (collateralized by a U.S.
   Government obligation, par
   value $18,297,000, 4.00%,
   09/22/09, total market
   value $17,637,942) (B)                                      17,450     17,450
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (COST $17,450)                                                         17,450
                                                                        --------

                                                                           VALUE
                                                              SHARES       (000)
                                                              ------   ---------
CASH EQUIVALENTS(0.0%)
BlackRock FedFund,
   Institutional Shares, 4.56% (C)                               419   $     --
                                                                       --------
BlackRock T-Fund,
   Institutional Shares, 4.49% (C)                               420          1
                                                                       --------
TOTAL CASH EQUIVALENTS
   (COST $1)                                                                  1
                                                                       --------
TOTAL INVESTMENTS (99.9%)
   (COST $214,084)                                                      214,360
                                                                       --------
OTHER ASSETS AND LIABILITIES(0.1%)
Payable for capital shares redeemed                                        (228)
Payable due to Investment Adviser                                           (46)
Income distribution payable                                                 (31)
Payable due to Administrator                                                (27)
Other assets and liabilities, net                                           652
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                          320
                                                                       ========
NET ASSETS (100.0%)                                                    $214,680
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                            $222,336
Accumulated net realized loss on investments                             (7,932)
Net unrealized appreciation on investments                                  276
                                                                       --------
NET ASSETS                                                             $214,680
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($214,679,564 / 21,430,999)                                         $  10.02
                                                                       ========

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2006.

(B)  Tri-Party Repurchase Agreement

(C)  The rate shown was the 7-day effective yield as of March 31, 2006.

ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA- Federal National Mortgage Association
GNMA- Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series

Amounts listed as "-" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


16   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

U.S. Government Mortgage-Backed Obligations   65.1%
Cash Equivalents++                            14.3%
U.S. Treasury Obligations                     11.8%
Government Agency Obligations                  8.8%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (74.0%)
FHLMC CMO/REMIC
   Ser 1093, Cl F
   7.500%, 06/15/06                                              $    1   $    1
FHLMC CMO/REMIC
   Ser 1538, Cl J
   6.500%, 06/15/08                                                 160      161
FHLMC CMO/REMIC
   Ser 2509, Cl EA
   4.000%, 12/15/12                                                 665      660
FHLMC CMO/REMIC
   Ser 2510, Cl TA
   4.000%, 06/15/32                                                 997      948
FHLMC CMO/REMIC
   Ser 2515, Cl ED
   5.000%, 03/15/17                                               2,316    2,298
FHLMC CMO/REMIC
   Ser 2537, Cl LA
   4.250%, 05/15/30                                                 969      958
FHLMC CMO/REMIC
   Ser 2543, Cl YJ
   4.500%, 03/15/32                                               1,880    1,814
FHLMC CMO/REMIC
   Ser 2566, Cl LM
   4.500%, 04/15/32                                               1,293    1,250
FHLMC CMO/REMIC
   Ser 2575, Cl QP
   4.500%, 11/15/31                                               1,462    1,427
FHLMC CMO/REMIC
   Ser 2583, Cl ND
   4.250%, 12/15/10                                                 883      859
FHLMC CMO/REMIC
   Ser 2590, Cl QY
   3.750%, 04/15/28                                               1,171    1,114

                                                            FACE AMOUNT    VALUE
                                                                  (000)    (000)
                                                            -----------   ------
FHLMC CMO/REMIC
   Ser 2590, Cl UL
   3.750%, 03/15/32                                              $2,242   $2,135
FHLMC CMO/REMIC
   Ser 2596, Cl QE
   4.000%, 03/15/33                                               1,595    1,504
FHLMC CMO/REMIC
   Ser 2649, Cl PJ
   3.500%, 06/15/33                                               3,744    3,598
FHLMC CMO/REMIC
   Ser 2744, Cl TA
   5.500%, 03/15/26                                               3,843    3,839
FHLMC Pool #C46122
   7.000%, 01/01/26                                                 985    1,016
FHLMC Pool #C66916
   7.000%, 05/01/32                                                 138      142
FHLMC Pool #D94598
   6.500%, 04/01/21                                                 266      273
FHLMC Pool #E97227
   7.000%, 09/01/14                                                 418      430
FHLMC Pool #G10288
   6.000%, 09/01/09                                                  40       40
FHLMC Pool #G10446
   6.500%, 02/01/11                                                  61       63
FHLMC Pool #G30085
   7.500%, 10/01/17                                                 293      308
FHLMC Pool #M90771
   5.000%, 12/01/07                                                 651      651
FNMA CMO/REMIC
   Ser 1991-72, Cl G
   8.000%, 07/25/06                                                   2        2
FNMA CMO/REMIC
   Ser 1991-133, Cl Z
   8.000%, 09/25/06                                                   9        9
FNMA CMO/REMIC
   Ser 1994-27, Cl PJ
   6.500%, 06/25/23                                                 198      199
FNMA CMO/REMIC
   Ser 1999-15, Cl PC
   6.000%, 09/25/18                                                  42       42
FNMA CMO/REMIC
   Ser 2002-71, Cl AP
   5.000%, 11/25/32                                               1,365    1,333
FNMA CMO/REMIC
   Ser 2002-72, Cl A
   5.000%, 10/25/15                                                 266      265
FNMA CMO/REMIC
   Ser 2003-19, Cl ME
   4.000%, 01/25/33                                                 946      896

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   17

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2006

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
FNMA CMO/REMIC
   Ser 2003-30, Cl MB
   4.000%, 06/25/27                                            $ 2,090   $ 2,050
FNMA CMO/REMIC
   Ser 2003-34, Cl GJ
   4.000%, 02/25/33                                              4,146     3,906
FNMA CMO/REMIC
   Ser 2003-42, Cl CA
   4.000%, 05/25/33                                              1,247     1,188
FNMA CMO/REMIC
   Ser 2003-119, Cl PU
   4.000%, 11/25/33                                              1,056     1,022
FNMA CMO/REMIC
   Ser 2005-93, Cl XT(A)
   7.000%, 10/25/35                                              4,915     4,915
FNMA Pool #190054
   7.000%, 10/01/13                                                737       754
FNMA Pool #250477
   6.000%, 01/01/11                                                 32        33
FNMA Pool #303096
   7.500%, 12/01/09                                                 83        85
FNMA Pool #313429
   7.000%, 03/01/12                                                262       269
FNMA Pool #323441
   7.000%, 12/01/13                                                479       492
FNMA Pool #323493
   7.500%, 12/01/28                                              1,713     1,791
FNMA Pool #323832
   7.500%, 07/01/29                                                291       304
FNMA Pool #334593
   7.000%, 05/01/24                                                 20        20
FNMA Pool #404993
   7.500%, 11/01/27                                              1,279     1,338
FNMA Pool #535560
   7.000%, 08/01/14                                              4,131     4,244
FNMA Pool #546474
   7.000%, 01/01/15                                                692       711
FNMA Pool #6222
   9.000%, 04/01/16                                                 31        32
FNMA Pool #647567
   6.000%, 06/01/17                                                671       680
FNMA Pool #665773
   7.500%, 06/01/31                                                571       597
FNMA Pool #704214
   7.500%, 12/01/27                                                912       953
FNMA Pool #725284
   7.000%, 11/01/18                                              1,877     1,928
FNMA Pool #743490
   4.000%, 10/01/33                                              1,002       895
FNMA Pool #794717
   7.500%, 06/01/31                                              3,117     3,259
FNMA Pool #8245
   8.000%, 12/01/08                                                 43        44
FNMA Pool #838790
   4.500%, 08/01/35                                              3,570     3,294

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
GNMA ARM Pool #8426 (A)
   5.125%, 11/20/18                                            $    31   $    31
GNMA CMO/REMIC
   Ser 2002-72, Cl AB
   4.500%, 10/20/32                                              1,489     1,425
GNMA Pool #2707
   5.500%, 01/20/14                                                 14        14
GNMA Pool #2802
   5.500%, 07/20/14                                                 17        17
GNMA Pool #2843
   5.500%, 11/20/14                                                191       191
GNMA Pool #344233
   8.000%, 02/15/23                                                119       128
GNMA Pool #345123
   8.000%, 12/15/23                                                266       285
GNMA Pool #351122
   6.500%, 07/15/08                                                 29        30
GNMA Pool #357343
   6.500%, 10/15/08                                                 15        15
GNMA Pool #462486
   6.500%, 01/15/13                                                 59        61
GNMA Pool #569337
   6.500%, 04/15/22                                                 84        87
GNMA Pool #578189
   6.000%, 02/15/32                                                 79        80
GNMA Pool #780322
   8.000%, 11/15/22                                                147       157
GNMA Pool #780327
   8.000%, 11/15/17                                                 74        79
GNMA Pool #780604
   7.000%, 07/15/12                                                988     1,021
GNMA Pool #814
   8.000%, 08/20/17                                                174       184
                                                                         -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (COST $68,201)                                                         66,844
                                                                         -------
U.S. TREASURY OBLIGATIONS (13.4%)
U.S. Treasury Notes (C)
   4.125%, 05/15/15                                              2,500     2,363
   4.000%, 04/15/10                                             10,000     9,697
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $12,517)                                                         12,060
                                                                         -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.0%)
FHLB (A)
   6.000%, 04/26/19                                                500       472
   6.000%, 03/30/20                                              5,000     4,761
   4.750%, 09/29/14                                              4,000     3,839
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $9,472)                                                           9,072
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


18   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2006

                                                          FACE AMOUNT      VALUE
                                                         (000)/SHARES      (000)
                                                         ------------   --------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (13.9%)
BlackRock Institutional Money
      Market Trust                                         12,574,281   $ 12,574
                                                                        --------
TOTAL SHORT-TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED SECURITIES
   (COST $12,574)                                                         12,574
                                                                        --------
REPURCHASE AGREEMENT (2.4%)
PNC Capital Markets, 4.51%, dated 03/31/06, to be
   repurchased on 04/03/06, repurchase price $2,134,802
   (collateralized by U.S. Government obligation, par
   value $2,238,000, 4.00%, 09/22/09, total market
   value $2,157,387) (B)                                  $     2,134      2,134
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (COST $2,134)                                                           2,134
                                                                        --------
CASH EQUIVALENTS(0.0%)
BlackRock FedFund,
   Institutional Shares, 4.56% (D)                                307          1
BlackRock T-Fund,
   Institutional Shares, 4.49% (D)                                307         --
                                                                        --------
TOTAL CASH EQUIVALENTS
   (COST $1)                                                                   1
TOTAL INVESTMENTS (113.7%)
   (COST $104,899)                                                       102,685
                                                                        --------

                                                                         VALUE
                                                                         (000)
                                                                       --------
OTHER ASSETS AND LIABILITIES(-13.7%)
Obligation to return securities lending collateral                     $(12,574)
Payable for capital shares redeemed                                        (268)
Payable due to Investment Adviser                                           (20)
Payable due to Administrator                                                (12)
Income distribution payable                                                  (4)
Other assets and liabilities, net                                           499
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (12,379)
                                                                       ========
NET ASSETS (100.0%)                                                    $ 90,306
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                            $ 96,027
Undistributed net investment income                                           1
Accumulated net realized loss on investments                             (3,508)
Net unrealized depreciation on investments                               (2,214)
                                                                       --------
NET ASSETS                                                             $ 90,306
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($90,306,096 / 9,310,026)                                           $   9.70
                                                                       ========

(A) Variable rate security - the rate reflected on the Statement of Net Assets was the rate in effect on March 31, 2006.

(B)  Tri-Party Repurchase Agreement

(C) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $12,286,111.

(D)  The rate shown was the 7-day effective yield as of March 31, 2006.

ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
Amounts listed as "-" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   19

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation HLAM Large Cap Quality Stock Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                    [CHART]

Cash Equivalents++       20.7%
Financials               18.9%
Consumer Discretionary   18.7%
Information Technology   15.9%
Health Care              15.6%
Consumer Staples          6.9%
Industrials               3.3%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                                SHARES     (000)
                                                              ---------   ------
COMMON STOCK (98.8%)
CONSUMER DISCRETIONARY (23.3%)
Comcast, Cl A*                                                   17,590   $  460
Gannett                                                           1,275       76
Harley-Davidson                                                   9,702      503
Home Depot (A)                                                   15,910      673
International Game Technology                                     5,370      189
Mattel                                                           10,840      197
Nike, Cl B (A)                                                    1,290      110
Omnicom Group                                                     6,552      545
TJX (A)                                                           7,900      196
Viacom, Cl B*                                                     2,160       84
Walt Disney (A)*                                                  8,530      238
                                                                          ------
                                                                           3,271
                                                                          ------
CONSUMER STAPLES (8.5%)
CVS                                                              10,100      302
PepsiCo (A)                                                       7,764      449
Procter & Gamble                                                  3,610      208
Walgreen                                                          5,640      243
                                                                          ------
                                                                           1,202
                                                                          ------
FINANCIALS (23.5%)
American International Group                                     10,313      682
Berkshire Hathaway*                                                   6      542
Cincinnati Financial                                              4,490      189
Freddie Mac                                                       5,473      334

                                                                           VALUE
                                                                SHARES     (000)
                                                              ---------   ------
JPMorgan Chase                                                    5,585   $  233
Morgan Stanley                                                    5,355      336
Synovus Financial                                                17,703      480
US Bancorp                                                        8,870      270
Washington Mutual (A)                                             5,775      246
                                                                          ------
                                                                           3,312
                                                                          ------
HEALTH CARE (19.4%)
Allergan (A)                                                      2,220      241
Amgen*                                                            3,805      277
Cardinal Health (A)                                               3,640      271
Johnson & Johnson                                                 6,959      412
Pfizer                                                           13,283      331
Teva Pharmaceutical Industries
   ADR (A)                                                        5,545      228
Varian Medical Systems (A)*                                       3,715      209
Waters*                                                          13,015      562
Wyeth                                                             4,060      197
                                                                          ------
                                                                           2,728
                                                                          ------
INDUSTRIALS (4.2%)
Cintas                                                            3,140      134
Dover                                                             4,920      239
Tyco International                                                8,015      215
                                                                          ------
                                                                             588
                                                                          ------
INFORMATION TECHNOLOGY (19.9%)
Applied Materials*                                               16,940      297
Automatic Data Processing                                        11,256      514
CDW                                                               3,825      225
Cisco Systems (A)*                                               10,475      227
EMC*                                                             13,045      178
First Data                                                        9,001      421
Microsoft                                                        17,000      462
Nokia Oyj ADR (A)                                                11,855      246
Texas Instruments                                                 6,960      226
                                                                          ------
                                                                           2,796
                                                                          ------
TOTAL COMMON STOCK
   (COST $10,175)                                                         13,897
                                                                          ======
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (24.4%)
BlackRock Institutional Money
   Market Trust                                               3,430,495    3,430
                                                                          ------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $3,430)                                                           3,430
                                                                          ======

    The accompanying notes are an integral part of the financial statements.


20   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation HLAM Large Cap Quality Stock Fund
March 31, 2006

                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
CASH EQUIVALENT (1.4%)
BlackRock TempCash Fund,
Institutional Shares, 4.65% (B)                               199,944   $   200
                                                                        -------
TOTAL CASH EQUIVALENT
   (COST $200)                                                              200
                                                                        =======
TOTAL INVESTMENTS (124.6%)
   (COST $13,805)                                                        17,527
                                                                        =======
OTHER ASSETS AND LIABILITIES (-24.6%)
Obligation to return securities lending collateral                       (3,430)
Payable for capital shares redeemed                                         (31)
Payable to Investment Adviser                                                (4)
Payable due to Shareholder Servicing Agent                                   (3)
Payable due to Administrator                                                 (2)
Other assets and liabilities, net                                             4
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                       (3,466)
                                                                        =======
NET ASSETS (100.0%)                                                     $14,061
                                                                        =======
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                             $ 9,473
Accumulated net realized gain on investments                                866
Net unrealized appreciation on investments                                3,722
                                                                        -------
NET ASSETS                                                              $14,061
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($14,061,176/875,603 SHARES)                                         $ 16.06
                                                                        =======

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $3,314,305.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   21

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Value Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Financials                   31.3%
Cash Equivalents++           14.7%
Energy                       12.2%
Consumer Discretionary        6.3%
Health Care                   5.8%
Consumer Staples              5.5%
Industrials                   5.3%
Utilities                     5.1%
Information Technology        4.8%
Telecommunication Services    4.8%
Materials                     2.9%
Exchange Traded Fund          1.3%

+Percentages are based on total investments.

++Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                          VALUE
                                                                SHARES    (000)
                                                               -------   -------
COMMON STOCK (98.5%)
CONSUMER DISCRETIONARY (7.4%)
CBS, Cl B                                                       35,330   $   847
Home Depot (A)                                                  81,235     3,436
Viacom, Cl B*                                                   35,330     1,371
Walt Disney (A)*                                               241,305     6,730
                                                                         -------
                                                                          12,384
                                                                         -------
CONSUMER STAPLES (6.5%)
Alberto-Culver                                                  43,600     1,929
Altria Group                                                    69,100     4,896
General Mills                                                   51,220     2,596
Wal-Mart Stores                                                 30,505     1,441
                                                                         -------
                                                                          10,862
                                                                         -------
ENERGY (14.2%)
Devon Energy                                                    48,900     2,991
ENSCO International                                             53,250     2,740
Exxon Mobil (A)                                                206,900    12,592
Marathon Oil                                                    72,200     5,499
                                                                         -------
                                                                          23,822
                                                                         -------
FINANCIALS (36.6%)**
Bank of New York                                               217,500     7,839
Bear Stearns                                                    56,300     7,809
Capital One Financial                                           65,200     5,250
CapitalSource                                                  101,574     2,527

                                                                          VALUE
                                                                SHARES    (000)
                                                               -------   -------
Citigroup                                                      162,430   $ 7,672
CompuCredit (A)*                                                61,700     2,271
Everest Re Group                                                31,620     2,952
First Industrial Realty Trust                                   64,865     2,769
JPMorgan Chase                                                 172,700     7,191
Radian Group                                                    46,380     2,794
Torchmark                                                       58,300     3,329
Washington Mutual                                               37,125     1,582
Wells Fargo (A)                                                113,820     7,270
                                                                         -------
                                                                          61,255
                                                                         -------
HEALTH CARE (6.8%)
Mylan Laboratories                                             102,500     2,398
Pfizer                                                         286,400     7,137
UnitedHealth Group                                              33,225     1,856
                                                                         -------
                                                                          11,391
                                                                         -------
INDUSTRIALS (6.2%)
3M                                                              39,410     2,983
General Dynamics                                                41,880     2,680
Norfolk Southern                                                46,200     2,498
Pentair (A)                                                     53,800     2,192
                                                                         -------
                                                                          10,353
                                                                         -------
INFORMATION TECHNOLOGY (5.7%)
Microsoft                                                       98,305     2,675
Motorola (A)                                                    61,550     1,410
Unisys*                                                        322,850     2,224
Vishay Intertechnology*                                         98,000     1,396
Xerox*                                                         117,155     1,781
                                                                         -------
                                                                           9,486
                                                                         -------
MATERIALS (3.4%)
Air Products & Chemicals                                        42,675     2,867
Alcoa                                                           48,130     1,471
Weyerhaeuser (A)                                                18,885     1,368
                                                                         -------
                                                                           5,706
                                                                         -------
TELE COMMUNICATION SERVICES (5.7%)
AT&T (A)                                                       184,790     4,997
Sprint Nextel                                                  174,490     4,509
                                                                         -------
                                                                           9,506
                                                                         -------
UTILITIES (6.0%)
FPL Group                                                       86,610     3,477
Pepco Holdings                                                 144,000     3,282
PG&E (A)                                                        83,220     3,237
                                                                         -------
                                                                           9,996
                                                                         -------
TOTAL COMMON STOCK
   (COST $139,794)                                                       164,761
                                                                         -------
EXCHANGE TRADED FUND (1.5%)
iShares Russell 1000 Value
   Index Fund                                                   34,100     2,492
                                                                         -------
TOTAL EXCHANGE TRADED FUND
   (COST $2,440)                                                           2,492
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


22   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Value Fund
March 31, 2006

                                                                        VALUE
                                                            SHARES      (000)
                                                          ----------   --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES (16.6%)
BlackRock Institutional Money
   Market Trust                                           27,853,569   $ 27,854
                                                                       --------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $27,854)                                                        27,854
                                                                       --------
CASH EQUIVALENT (0.5%)
PNC Bank Money Market
   Fund, 4.26% (B)                                           888,472        888
                                                                       --------
TOTAL CASH EQUIVALENT
   (COST $888)                                                              888
                                                                       --------
TOTAL INVESTMENTS (117.1%)
   (COST $170,976)                                                      195,995
                                                                       --------
OTHER ASSETS AND LIABILITIES (-17.1%)
Obligation to return securities lending collateral                      (27,854)
Income distribution payable                                                (457)
Payable for investment securities purchased                                (296)
Payable due to Investment Adviser                                           (81)
Payable for capital shares redeemed                                         (65)
Payable due to Shareholder Servicing Agent                                  (35)
Payable due to Administrator                                                (21)
Other assets and liabilities, net                                           216
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (28,593)
                                                                       ========
NET ASSETS (100.0%)                                                    $167,402
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                            $135,797
Distributions in excess of net investment income                             (1)
Accumulated net realized gain on investments                              6,587
Net unrealized appreciation on investments                               25,019
                                                                       --------
NET ASSETS                                                             $167,402
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($167,401,999 / 13,655,582 SHARES)                                  $  12.26
                                                                       ========

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $26,821,163.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   23

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Select Value Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Financials                   28.0%
Cash Equivalents++           20.5%
Energy                       11.8%
Consumer Discretionary        7.2%
Information Technology        6.6%
Health Care                   5.9%
Utilities                     5.6%
Telecommunication Services    4.5%
Industrials                   3.5%
Consumer Staples              3.4%
Materials                     2.8%
Exchange Traded Fund          0.2%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                          VALUE
                                                              SHARES      (000)
                                                            ----------   -------
COMMON STOCK (100.1%)
CONSUMER DISCRETIONARY (9.1%)
Home Depot (A)                                                  54,210   $ 2,293
Viacom, Cl B*                                                   52,020     2,018
Walt Disney (A)*                                                46,900     1,308
                                                                         -------
                                                                           5,619
                                                                         -------
CONSUMER STAPLES (4.3%)
Altria Group                                                    16,525     1,171
General Mills                                                   29,000     1,470
                                                                         -------
                                                                           2,641
                                                                         -------
ENERGY (14.8%)
Exxon Mobil                                                     69,725     4,244
Marathon Oil                                                    65,070     4,956
                                                                         -------
                                                                           9,200
                                                                         -------
FINANCIALS (35.3%)**
Bank of New York                                                77,985     2,811
Bear Stearns                                                    24,745     3,432
Capital One Financial (A)                                       20,270     1,632
CompuCredit (A)*                                                53,800     1,980
First Industrial Realty Trust                                   53,650     2,290
JPMorgan Chase                                                  60,900     2,536
Radian Group                                                    36,080     2,174

                                                                          VALUE
                                                              SHARES      (000)
                                                            ----------   -------
Torchmark                                                       27,810   $ 1,588
Wells Fargo (A)                                                 54,235     3,464
                                                                         -------
                                                                          21,907
                                                                         -------
HEALTH CARE (7.5%)
Pfizer                                                         141,670     3,531
United Health Group                                             20,000     1,117
                                                                         -------
                                                                           4,648
                                                                         -------
INDUSTRIALS (4.5%)
3M                                                              36,860     2,790
                                                                         -------
INFORMATION TECHNOLOGY (8.3%)
Microsoft                                                      122,245     3,326
Unisys*                                                        101,805       701
Xerox*                                                          73,270     1,114
                                                                         -------
                                                                           5,141
                                                                         -------
MATERIALS (3.6%)
Weyerhaeuser (A)                                                30,465     2,207
                                                                         -------
TELECOMMUNICATION SERVICES (5.7%)
AT&T (A)                                                        71,490     1,933
Sprint Nextel                                                   61,590     1,591
                                                                         -------
                                                                           3,524
                                                                         -------
UTILITIES (7.0%)
PG&E (A)                                                       112,290     4,368
                                                                         -------
TOTAL COMMON STOCK
   (COST $58,240)                                                         62,045
                                                                         =======
EXCHANGE TRADED FUND (0.2%)
iShares Russell 1000 Value
   Index Fund                                                    1,970       144
                                                                         -------
TOTAL EXCHANGE TRADED FUND
   (COST $131)                                                               144
                                                                         -------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (25.9%)
BlackRock Institutional Money
   Market Trust                                             16,056,813    16,057
                                                                         -------
TOTAL SHORT-TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED SECURITIES
   (COST $16,057)                                                         16,057
                                                                         -------
CASH EQUIVALENT (0.0%)
PNC Bank Money Market
   Fund, 4.26% (B)                                               5,884         6
                                                                         -------
TOTAL CASH EQUIVALENT
   (COST $6)                                                                   6
                                                                         -------
TOTAL INVESTMENTS (126.2%)
   (COST $74,434)                                                         78,252
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


24   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Select Value Fund
March 31, 2006

                                                                        VALUE
                                                                        (000)
                                                                      --------
OTHER ASSETS AND LIABILITIES (-26.2%)
Obligation to return securities lending collateral                    $(16,057)
Income distribution payable                                               (124)
Payable for capital shares redeemed                                       (122)
Payable due to Investment Adviser                                          (31)
Payable due to Shareholder Servicing Agent                                 (13)
Payable due to Administrator                                                (8)
Other assets and liabilities, net                                           98
                                                                      --------
TOTAL OTHER ASSETS AND LIABILITIES                                     (16,257)
                                                                      ========
NET ASSETS (100.0%)                                                   $ 61,995
                                                                      ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                           $ 52,087
Accumulated net realized gain on investments                             6,090
Net unrealized appreciation on investments                               3,818
                                                                      --------
NET ASSETS                                                            $ 61,995
                                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($61,995,078 / 5,580,084 SHARES)                                   $  11.11
                                                                      ========

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $15,437,963.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   25

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Growth Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Information Technology       24.1%
Cash Equivalent++            19.5%
Health Care                  14.5%
Consumer Discretionary       10.6%
Consumer Staples             10.3%
Industrials                   8.7%
Financials                    6.3%
Energy                        2.3%
Material                      2.0%
Exchange Traded Fund          1.0%
Telecommunication Services    0.7%

 +   Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                          VALUE
                                                                SHARES    (000)
                                                               -------   -------
COMMON STOCK (98.5%)
CONSUMER DISCRETIONARY (13.2%)
Brinker International                                           23,330   $   986
Centex                                                          19,005     1,178
Harley-Davidson                                                 18,750       973
Hilton Hotels                                                   59,278     1,509
Home Depot (A)                                                  87,098     3,684
Jarden (A)*                                                     35,555     1,168
Men's Wearhouse                                                 37,515     1,348
Michaels Stores                                                 72,485     2,724
Walt Disney (A)*                                                89,770     2,504
                                                                         -------
                                                                          16,074
                                                                         -------
CONSUMER STAPLES (12.8%)
Altria Group                                                    26,860     1,903
Hansen Natural (A)*                                             11,900     1,500
PepsiCo                                                         41,375     2,391
Procter & Gamble                                                88,115     5,077
Wal-Mart Stores                                                 99,532     4,702
                                                                         -------
                                                                          15,573
                                                                         -------
ENERGY (2.8%)
Apache                                                          25,460     1,668
ENSCO International                                             34,722     1,786
                                                                         -------
                                                                           3,454
                                                                         -------

                                                                          VALUE
                                                                SHARES    (000)
                                                               -------   -------
FINANCIALS (7.8%)
Bear Stearns                                                    17,075   $ 2,369
Capital One Financial (A)                                       31,110     2,505
Everest Re Group                                                13,215     1,234
First Marblehead (A)                                            26,612     1,151
Host Marriott (A)                                               47,955     1,026
Wells Fargo (A)                                                 19,230     1,228
                                                                         -------
                                                                           9,513
                                                                         -------
HEALTH CARE (17.9%)
Amgen*                                                          52,332     3,807
Barr Pharmaceuticals (A)*                                       20,993     1,322
Cytyc (A)*                                                      37,540     1,058
Eli Lilly (A)                                                   58,826     3,253
Johnson & Johnson                                               44,581     2,640
Laboratory Corp of America
   Holdings (A)*                                                25,905     1,515
Medtronic                                                       75,947     3,854
Resmed (A)*                                                     34,537     1,519
UnitedHealth Group                                              51,100     2,855
                                                                         -------
                                                                          21,823
                                                                         -------
INDUSTRIALS (10.7%)
Cintas                                                          23,345       995
Dover                                                           31,600     1,535
FedEx                                                           18,035     2,037
General Electric                                                77,644     2,700
Goodrich (A)                                                    26,630     1,161
L-3 Communications Holdings                                     15,165     1,301
Pentair (A)                                                     34,350     1,400
United Technologies                                             33,425     1,938
                                                                         -------
                                                                          13,067
                                                                         -------
INFORMATION TECHNOLOGY (29.9%)**
Alliance Data Systems*                                          40,175     1,879
Apple Computer*                                                 21,715     1,362
Cisco Systems (A)*                                             173,532     3,761
Citrix Systems*                                                 85,000     3,222
EMC*                                                           171,795     2,342
Google, Cl A*                                                    4,775     1,862
Intel (A)                                                      204,131     3,950
Jabil Circuit*                                                  25,674     1,100
Micron Technology*                                             107,480     1,582
Microsoft                                                      170,626     4,643
Motorola                                                       101,579     2,327
Oracle*                                                        106,654     1,460
Paychex                                                         68,205     2,841
Qualcomm                                                        30,869     1,562
Unisys*                                                        174,293     1,201
Yahoo!*                                                         40,435     1,304
                                                                         -------
                                                                          36,398
                                                                         -------
MATERIALS (2.5%)
Air Products & Chemicals                                        23,425     1,574
Sealed Air*                                                     25,165     1,456
                                                                         -------
                                                                           3,030
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


26   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Growth Fund
March 31, 2006

                                                                          VALUE
                                                             SHARES       (000)
                                                           ----------   --------
TELECOMMUNICATION SERVICES (0.9%)
Sprint Nextel                                                  40,840   $  1,055
                                                                        --------
TOTAL COMMON STOCK
   (COST $117,820)                                                       119,987
                                                                        --------
EXCHANGE TRADED FUND (1.3%)
iShares S&P MidCap 400 Growth
   Index Fund (A)                                              19,500      1,570
                                                                        --------
TOTAL EXCHANGE TRADED FUND
   (COST $1,368)                                                           1,570
                                                                        --------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (24.2%)
BlackRock Institutional Money
   Market Trust                                            29,478,936     29,479
                                                                        --------
TOTAL SHORT-TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED SECURITIES
   (COST $29,479)                                                         29,479
                                                                        --------
CASH EQUIVALENT (0.0%)
PNC Bank Money Market
   Fund, 4.26% (B)                                              8,871          9
                                                                        --------
TOTAL CASH EQUIVALENT
   (COST $9)                                                                   9
TOTAL INVESTMENTS (124.0%)
                                                                        --------
   (COST $148,676)                                                       151,045
                                                                        --------

                                                                         VALUE
                                                                         (000)
                                                                       --------
OTHER ASSETS AND LIABILITIES(-24.0%)
Obligation to return securities lending collateral                     $(29,479)
Payable for investment securities purchased                              (4,617)
Payable due to Investment Adviser                                           (59)
Income distribution payable                                                 (34)
Payable for capital shares redeemed                                         (32)
Payable due to Shareholder Servicing Agent                                  (26)
Payable due to Administrator                                                (15)
Other assets and liabilities, net                                         4,987
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (29,275)
                                                                       ========
NET ASSETS(100.0%)                                                     $121,770
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                            $187,505
Distributions in excess of net investment income                             (2)
Accumulated net realized loss on investments                            (68,102)
Net unrealized appreciation on investments                                2,369
                                                                       --------
NET ASSETS                                                             $121,770
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($121,770,383 / 19,857,849)                                         $   6.13
                                                                       ========

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $28,321,191.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   27

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
March 31, 2006

                                     [CHART]

SECTOR WEIGHTINGS+

Information Technology   21.1%
Financials               16.6%
Consumer Discretionary   11.7%
Health Care              11.4%
Insustrials              11.2%
Cash Equivalent++        11.1%
Energy                    6.9%
Materials                 4.3%
Utilities                 2.8%
Consumer Staples          2.1%
Exchange Traded Fund      0.8%

+    Percentages are based on total investments.

++ Cash equivalent includes a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
COMMON STOCK (98.8%)
CONSUMER DISCRETIONARY (13.1%)
Aaron Rents                                                     57,719   $ 1,568
America's Car-Mart (A)*                                         51,537     1,108
Charming Shoppes*                                               89,802     1,335
Jarden (A)*                                                     30,616     1,006
McCormick & Schmick's Seafood Restaurants*                      49,546     1,262
Men's Wearhouse                                                 29,098     1,046
Orient-Express Hotels, Cl A                                     49,430     1,939
Tuesday Morning                                                 41,468       957
WMS Industries*                                                 37,964     1,143
Wolverine World Wide                                            50,093     1,109
                                                                         -------
                                                                          12,473
                                                                         -------
CONSUMER STAPLES (2.4%)
Central European Distribution*                                  24,354       937
Hain Celestial Group*                                           51,476     1,348
                                                                         -------
                                                                           2,285
                                                                         -------
ENERGY (7.7%)
Forest Oil*                                                     21,787       810
Giant Industries*                                               13,192       917
Lufkin Industries                                               32,204     1,786
Oceaneering International*                                      13,037       747
W-H Energy Services*                                            69,660     3,099
                                                                         -------
                                                                           7,359
                                                                         -------

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
FINANCIALS (18.6%)
American Equity Investment Life Holding (A)                     88,022   $ 1,262
Central Pacific Financial                                       66,189     2,431
Community Banks                                                 57,445     1,635
CompuCredit (A)*                                                25,212       928
First Industrial Realty Trust                                   52,240     2,230
First Marblehead (A)                                            51,128     2,211
Flagstar Bancorp                                                35,110       530
Innkeepers USA Trust                                            78,866     1,337
IPC Holdings                                                    29,563       829
LaSalle Hotel Properties                                        34,436     1,412
Southwest Bancorp                                               43,156       960
Trico Bancshares                                                67,563     1,913
                                                                         -------
                                                                          17,678
                                                                         -------
HEALTH CARE (12.8%)
Allion Healthcare*                                              58,516       794
Healthcare Services Group                                       37,529       802
Integra LifeSciences Holdings*                                  24,169       990
Matria Healthcare (A)*                                         105,099     3,990
Medicines*                                                      68,881     1,417
Par Pharmaceutical*                                             66,933     1,886
Serologicals*                                                   51,327     1,255
Ventiv Health (A)*                                              32,246     1,071
                                                                         -------
                                                                          12,205
                                                                         -------
INDUSTRIALS (12.6%)
Barrett Business Services*                                      67,890     1,833
Chicago Bridge & Iron (A)                                      108,610     2,606
ElkCorp                                                         40,590     1,370
Greenbrier                                                      32,601     1,306
Orbital Sciences*                                              100,559     1,591
Pacer International*                                            47,288     1,545
Tenneco*                                                        77,592     1,683
                                                                         -------
                                                                          11,934
                                                                         -------
INFORMATION TECHNOLOGY (23.7%)
Advanced Digital Information*                                   89,962       790
Aeroflex*                                                      301,478     4,139
Agere Systems*                                                  40,254       605
Airspan Networks*                                              297,360     2,007
Credence Systems*                                              143,116     1,050
Digital River*                                                  59,830     2,609
Hyperion Solutions*                                             35,837     1,168
j2 Global Communications (A)*                                   24,972     1,174
Paxar*                                                          36,779       720
RF Micro Devices*                                              144,623     1,251
Unisys*                                                        491,227     3,385
Veeco Instruments*                                              47,901     1,119
Vishay Intertechnology*                                         95,205     1,356
webMethods*                                                    132,989     1,120
                                                                         -------
                                                                          22,493
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


28   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
March 31, 2006

                                                                          VALUE
                                                              SHARES      (000)
                                                          ----------   --------
MATERIALS (4.8%)
Aleris International (A)*                                     33,247   $  1,598
Crown Holdings*                                               59,382      1,053
RPM International                                            106,109      1,904
                                                                       --------
                                                                          4,555
                                                                       --------
UTILITIES (3.1%)
Northwest Natural Gas                                         83,369      2,959
                                                                       --------
TOTAL COMMON STOCK (COST $79,154)                                        93,941
                                                                       --------
EXCHANGE TRADED FUND (0.9%)
iShares Russell 2000 Index Fund                               11,242        854
                                                                       --------
TOTAL EXCHANGE TRADED FUND (COST $796)                                      854
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES (12.4%)
BlackRock Institutional Money Market Trust                11,796,802     11,797
                                                                       --------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
   LOANED SECURITIES (COST $11,797)                                      11,797
                                                                       --------
TOTAL INVESTMENTS (112.1%) (COST $91,747)                               106,592
                                                                       ========

                                                                          VALUE
                                                                          (000)
                                                                       --------
OTHER ASSETS AND LIABILITIES (-12.1%)
Obligation to return securities lending collateral                     $(11,797)
Bank overdraft                                                              (47)
Payable due to Investment Adviser                                           (43)
Payable for capital shares redeemed                                         (27)
Payable due to Shareholder Servicing Agent                                  (20)
Payable due to Administrator                                                (12)
Other assets and liabilities, net                                           435
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (11,511)
                                                                       ========
NET ASSETS (100.0%)                                                    $ 95,081
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares (unlimited
   authorization - no par value)                                       $ 72,958
Accumulated net investment loss                                              (9)
Accumulated net realized gain on investments                              7,287
Net unrealized appreciation on investments                               14,845
                                                                       --------
NET ASSETS                                                             $ 95,081
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE-CLASS II SHARES ($95,081,179 / 5,871,320)                     $  16.19
                                                                       ========

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $11,350,283.

Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   29

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Family Heritage(R) Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Financials                   19.2%
Cash Equivalents++           17.0%
Information Technology       15.7%
Health Care                  10.4%
Consumer Discretionary        9.2%
Consumer Staples              8.8%
Energy                        6.5%
Industrials                   5.5%
Materials                     3.6%
Utilities                     2.4%
Telecommunication Services    1.7%

 +   Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
COMMON STOCK (100.1%)
CONSUMER DISCRETIONARY (11.1%)
Aaron Rents                                                     31,781   $   864
Best Buy                                                        19,159     1,072
Carnival                                                        33,489     1,586
Comcast, Cl A(A)*                                               48,333     1,264
Marriott International, Cl A                                    18,060     1,239
Men's Wearhouse                                                 23,409       841
Nike, Cl B                                                      14,738     1,254
Viacom, Cl B*                                                   30,146     1,170
                                                                         -------
                                                                           9,290
                                                                         -------
CONSUMER STAPLES (10.6%)
Alberto-Culver                                                  47,488     2,101
Central European Distribution*                                  34,589     1,330
Hansen Natural*                                                  6,078       766
Wal-Mart Stores                                                 53,202     2,513
Wm. Wrigley Jr                                                  33,661     2,154
                                                                         -------
                                                                           8,864
                                                                         -------
ENERGY (7.8%)
Apache                                                          17,554     1,150
CARBO Ceramics                                                  19,531     1,111
Chesapeake Energy (A)                                           41,896     1,316
Devon Energy                                                    22,041     1,348
Murphy Oil                                                      32,910     1,640
                                                                         -------
                                                                           6,565
                                                                         -------

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
FINANCIALS (23.1%)
Berkshire Hathaway, Cl B*                                          725   $ 2,184
Capital One Financial (A)                                       32,293     2,600
CapitalSource                                                   81,942     2,039
Commerce Bancshares                                             43,479     2,247
CompuCredit (A)*                                                56,475     2,079
Federated Investors, Cl B                                       60,820     2,375
Flagstar Bancorp                                                92,614     1,398
Philadelphia Consolidated Holding*                              23,700       809
Progressive                                                      8,074       842
TCF Financial (A)                                              107,387     2,765
                                                                         -------
                                                                          19,338
                                                                         -------
HEALTH CARE (12.5%)
Cephalon (A)*                                                   31,797     1,916
Eli Lilly (A)                                                   74,354     4,112
Stryker                                                         67,418     2,989
Universal Health Services, Cl B (A)                             28,523     1,449
                                                                         -------
                                                                          10,466
                                                                         -------
INDUSTRIALS (6.7%)
Danaher (A)                                                     20,270     1,288
General Dynamics                                                27,590     1,765
Illinois Tool Works                                             18,066     1,740
Werner Enterprises                                              43,418       798
                                                                         -------
                                                                           5,591
                                                                         -------
INFORMATION TECHNOLOGY (19.0%)
Dell (A)*                                                       65,170     1,939
Fiserv*                                                         26,720     1,137
Marvell Technology Group*                                       36,386     1,969
Microsoft                                                       39,275     1,069
Molex                                                           52,400     1,557
Oracle*                                                        192,193     2,631
Paychex (A)                                                     49,788     2,074
Qualcomm                                                        32,180     1,629
Vishay Intertechnology*                                         58,143       828
Yahoo!*                                                         32,501     1,048
                                                                         -------
                                                                          15,881
                                                                         -------
MATERIALS (4.3%)
EI Du Pont de Nemours                                           50,861     2,147
Worthington Industries                                          74,088     1,486
                                                                         -------
                                                                           3,633
                                                                         -------
TELECOMMUNICATION SERVICES (2.1%)
Telephone & Data Systems *                                      46,233     1,745
                                                                         -------
UTILITIES (2.9%)
AES*                                                           143,341     2,446
                                                                         -------
TOTAL COMMON STOCK
   (COST $69,655)                                                         83,819
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


30   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Family Heritage(R) Fund
March 31, 2006
                                                                           VALUE
                                                             SHARES        (000)
                                                         ----------   ----------
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR LOANED SECURITIES(20.3%)
BlackRock Institutional Money
   Market Trust                                          17,027,822   $  17,028
                                                                      ---------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $17,028)                                                        17,028
                                                                      ---------
CASH EQUIVALENT (0.1%)
PNC Bank Money Market
   Fund, 4.26% (B)                                           87,197          87
                                                                      ---------
TOTAL CASH EQUIVALENT
   (COST $87)                                                                87
                                                                      ---------
TOTAL INVESTMENTS (120.5%)
   (COST $86,770)                                                       100,934
                                                                      ---------
OTHER ASSETS AND LIABILITIES(-20.5%)
Obligation to return securities lending collateral                      (17,028)
Payable for capital shares redeemed                                         (77)
Payable due to Investment Adviser                                           (54)
Income distribution payable                                                 (26)
Payable due to Shareholder Servicing Agent                                  (18)
Payable due to Administrator                                                (11)
Other assets and liabilities, net                                            29
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES                                      (17,185)
                                                                      =========
NET ASSETS(100.0%)                                                    $  83,749
                                                                      =========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                           $  81,743
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                            (12,157)
Net unrealized appreciation on investments                               14,164
                                                                      ---------
NET ASSETS                                                            $  83,749
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($83,748,677 /8,181,117)                                           $   10.24
                                                                      =========

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $16,349,989.

(B)  The rate shownwasthe 7-day effective yield as of March 31, 2006.

Cl - Class

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   31

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Taxable Bond Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                    [CHART]

Corporate Bonds                      49.6%
U.S. Government Agency Obligations   25.0%
U.S. Treasury Obligations            15.5%
Cash Equivalents++                    4.0%
Municipal Bonds                       3.4%
Asset-Backed Securities               2.5%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
CORPORATE BONDS (51.2%)
CONSUMER DISCRETIONARY (4.7%)
Harman International
   7.320%, 07/01/07                                           $ 1,143    $ 1,160
May Department Stores
   7.450%, 09/15/11                                               947      1,020
                                                                         -------
                                                                           2,180
                                                                         -------
CONSUMER STAPLES (2.3%)
H.J. Heinz
   6.000%, 03/15/08                                             1,045      1,053
                                                                         -------
ENERGY (4.3%)
Burlington Resources Finance
   5.600%, 12/01/06                                             1,000      1,002
Entergy Louisiana
   5.830%, 11/01/10                                             1,000        993
                                                                         -------
                                                                           1,995
                                                                         -------
FINANCIALS (22.0%)
American General Finance, MTN,
   Ser I
   4.625%, 05/15/09                                             1,000        979
CIT Group
   7.750%, 04/02/12                                             1,000      1,102
   5.500%, 11/30/07                                             1,500      1,504

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
Colonial Realty
   8.050%, 07/15/06                                            $  400    $   403
Ford Motor Credit
   7.375%, 10/28/09                                               904        850
   6.500%, 01/25/07                                             1,250      1,245
HSBC Finance
   4.750%, 05/15/09                                             1,000        982
Heller Financial
   7.375%, 11/01/09                                               500        532
Kimco Realty, MTN, Ser B
   7.900%, 12/07/07                                               450        469
Lehman Brothers Holdings
   7.000%, 02/01/08                                             1,316      1,354
Merrill Lynch
   4.000%, 09/15/08                                               750        735
                                                                         -------
                                                                          10,155
                                                                         -------
INDUSTRIALS (12.1%)
First Data
   3.900%, 10/01/09                                             1,500      1,425
Gannet
   6.375%, 04/01/12                                             1,000      1,029
Honeywell International
   7.500%, 03/01/10                                             1,052      1,130
Tyco International Group
   6.000%, 11/15/13                                             2,000      2,009
                                                                         -------
                                                                           5,593
                                                                         -------
SOVERIGN BOND (1.1%)
Aid-Israel
   5.500%, 04/26/24                                               500        511
                                                                         -------
TELECOMMUNICATION SERVICES (4.7%)
   GTE
   8.750%, 11/01/21                                             1,000      1,180
Telecomde Puerto Rico
   6.800%, 05/15/09                                             1,000      1,013
                                                                         -------
                                                                           2,193
                                                                         -------
TOTAL CORPORATE BONDS
   (COST $24,014)                                                         23,680
                                                                         -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (25.8%)
FHLB
   5.125%, 06/26/18                                             1,635      1,542
   5.000%, 08/10/10                                             1,000        984
FHLB, Ser EX10
   5.000%, 09/01/10                                             1,500      1,476
FHLMC
   6.250%, 03/05/12                                             1,500      1,512
   5.200%, 03/05/19                                             1,000        949
FHLMC, MTN
   5.050%, 01/26/15                                             1,000        980
FHLMC, MTN (B)
   6.881%, 04/04/36                                             5,000        635
   6.165%, 03/04/19                                             1,000        452

    The accompanying notes are an integral part of the financial statements.


32   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Taxable Bond Fund
March 31, 2006

                                                           FACE AMOUNT     VALUE
                                                          (000)/SHARES     (000)
                                                          ------------   -------
FNMA
   8.200%, 03/10/16                                         $    1,000   $ 1,230
   4.010%, 10/21/09                                              1,000       963
TVA
   6.235%, 07/15/45                                              1,175     1,196
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $11,923)                                                         11,919
                                                                         =======
U.S. TREASURY OBLIGATIONS (16.1%)
U.S. Treasury Bonds
   8.750%, 05/15/17                                              1,500     1,980
   8.125%, 08/15/19                                              1,500     1,946
   7.875%, 02/15/21                                                615       794
   7.625%, 11/15/22                                                913     1,172
   7.500%, 11/15/16                                                830     1,003
   5.375%, 02/15/31 (A)                                            500       526
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $6,894)                                                           7,421
                                                                         =======
MUNICIPAL BONDS (3.6%)
MARYLAND (2.6%)
Baltimore, Consolidated Public
   Improvement GO, Ser B, AMBAC
   5.000%, 10/15/10                                              1,185     1,176
                                                                         -------
NEW YORK (1.0%)
Sales Tax Asset Receivable RB,
   Ser B, FGIC
   4.760%, 10/15/15                                                500       473
                                                                         -------
TOTAL MUNICIPAL BONDS
   (COST $1,721)                                                           1,649
                                                                         =======
ASSET-BACKED SECURITIES (2.6%)
Standard Credit Card Master Trust,
   Ser 1994-2, Cl A
   7.250%, 04/07/06                                              1,199     1,199
                                                                         -------
TOTAL ASSET-BACKED SECURITIES
   (COST $1,199)                                                           1,199
                                                                         =======
CASH EQUIVALENT (2.9%)
PNC Bank Money Market
   Fund, 4.26% (C)                                           1,333,208     1,333
                                                                         -------
TOTAL CASH EQUIVALENT
   (COST $1,333)                                                           1,333
                                                                         =======

                                                                           VALUE
                                                               SHARES      (000)
                                                              -------   --------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (1.2%)
BlackRock Institutional Money
   Market Trust                                               568,750   $   569
                                                                        -------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $569)                                                              569
                                                                        =======
TOTAL INVESTMENTS (103.4%)
   (COST $47,653)                                                        47,770
                                                                        =======
OTHER ASSETS AND LIABILITIES (-3.4%)
Payable for investment securities purchased                              (1,613)
Obligation to return securities lending collateral                         (569)
Income distribution payable                                                (139)
Payable due to Investment Adviser                                           (12)
Payable due to Shareholder Servicing Agent                                  (10)
Payable due to Administrator                                                 (6)
Other assets and liabilities, net                                           799
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                       (1,550)
                                                                        =======
NET ASSETS (100.0%)                                                     $46,220
                                                                        =======
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                             $46,889
Accumulated net realized loss on investments                               (786)
Net unrealized appreciation on investments                                  117
                                                                        -------
NET ASSETS                                                              $46,220
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($46,219,794 / 4,530,504)                                            $ 10.20
                                                                        =======

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $526,328.

(B)  The rate reported is the effective yield as of March 31, 2006.

(C)  The rate shown was the 7-day effective yield as of March 31, 2006.

AMBAC - American Municipal Bond Assurance Corporation
Cl - Class
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
MTN - Medium Term Note
RB - Revenue Bond
Ser - Series
TVA - Tennessee Valley Authority

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   33

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Higher Education        15.6%
General Obligations     11.2%
Medical                 10.5%
Transportation           9.6%
Utilities                9.5%
Water                    8.4%
Development              5.6%
General Revenue          5.0%
Facilities               4.1%
Power                    4.1%
Education                3.1%
Single Family Housing    1.4%
Multi-Family Housing     0.9%
Pollution                0.9%
Cash Equivalent          0.1%

+    Percentages are based on total investments.

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
MUNICIPAL BONDS (99.1%)
ALABAMA (0.9%)
Bessemer RB, AMBAC,
   Callable 02/01/10 @ 102
   5.600%, 02/01/30                                             $1,000   $ 1,068
                                                                         -------
ARIZONA (0.9%)
Arizona School Facilities Board
   COP, MBIA, Pre-Refunded
   03/01/13 @ 100
   5.250%, 09/01/17                                              1,000     1,081
                                                                         -------
CALIFORNIA (9.5%)
California Community College Finance
   Authority RB, Mission Community
   College, MBIA, Callable
   05/01/07 @ 102
   5.500%, 05/01/17                                              1,000     1,040
California Health Facilities Finance
   Authority RB, St. Francis
   Memorial Hospital, Ser C, ETM
   5.875%, 11/01/23                                              2,000     2,399
   California State GO,
   AMBAC, Callable 04/01/14 @ 100
   5.000%, 04/01/31                                              3,000     3,101
California State GO,
   Callable 02/01/13 @ 100
   5.250%, 02/01/33                                              1,840     1,923

                                                           FACE AMOUNT     VALUE
                                                                 (000)     (000)
                                                           -----------   -------
California State, Economic Recovery
   GO, Ser A, Callable 07/01/11 @ 100
   5.000%, 07/01/17                                             $2,000   $ 2,090
Stockton Housing Facility
   RB, O'Connor Woods Project,
   Ser A, ETM, GNMA, Callable
   05/06/05 @ 100
   5.200%, 09/20/09                                                550       555
                                                                         -------
                                                                          11,108
                                                                         -------
COLORADO (0.9%)
South Suburban Park & Recreation
   District GO, AMBAC,
   Callable 09/15/10 @ 100
   5.375%, 09/15/18                                              1,000     1,060
                                                                         -------
DELAWARE (0.9%)
   Delaware State, Economic
   Development Authority,
   Pollution Control RB,
   Delmarva Power,
   AMBAC, Callable
   05/01/11 @ 100 (A)
   4.900%, 05/01/26                                              1,000     1,034
                                                                         -------
DISTRICT OFCOLUMBIA (1.1%)
District of Columbia RB,
   Howard University Project, MBIA
   5.500%, 10/01/16                                              1,000     1,113
Washington D.C., Convention Center
   Authority RB, Dedicated Tax
   Revenue, Senior Lien, AMBAC,
   Callable 10/01/08 @ 101
   5.250%, 10/01/09                                                200       209
                                                                         -------
                                                                           1,322
                                                                         -------
FLORIDA (2.2%)
Orlando Utilities Commission,
   Water & Electric RB,
   Callable 10/01/11 @ 101
   5.250%, 10/01/20                                              1,090     1,162
Tampa Water & Sewer Revenue RB,
   Pre-Refunded 10/01/09 @ 101
   5.500%, 10/01/29                                              1,300     1,390
                                                                         -------
                                                                           2,552
                                                                         -------
GEORGIA (2.1%)
Henry County, Water &
   Sewer Authority RB, AMBAC
   6.150%, 02/01/20                                              2,000     2,406
                                                                         -------
HAWAII (3.9%)
Honolulu, City & County GO,
   Ser B, ETM
   8.000%, 10/01/10                                              1,680     1,972
University of Hawaii RB, Ser A,
   FGIC, Callable 07/15/12 @ 100
    5.500%, 07/15/21                                             2,385     2,577
                                                                         -------
                                                                           4,549
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


34   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2006

                                                          FACE AMOUNT     VALUE
                                                                (000)     (000)
ILLINOIS (10.4%)                                          -----------   -------
Chicago GO, FGIC,
   Callable 01/01/08 @ 102
   5.500%, 01/01/21                                            $  400   $   420
Chicago GO, FGIC,
   Pre-Refunded 01/01/08 @ 102
   5.500%, 01/01/21                                             1,100     1,156
Chicago, Park District GO, Aquarium
   & Museum Project, FGIC,
   Callable 01/01/08 @ 100
   5.500%, 01/01/10                                             1,000     1,030
Illinois Development Finance
   Authority RB, Elgin School District
   Project, FSA (B)
   4.300%, 01/01/18                                             2,350     1,389
Illinois Health Facilities Authority RB,
   Hospital Sisters Services Project,
   Ser A, MBIA, Callable
   06/01/08 @ 101
   5.250%, 06/01/12                                             1,000     1,037
Illinois State Toll Highway Authority RB,
   Toll Highway Revenue,
   Senior Priority Ser A,
   Callable 07/01/2015 @ 100
   5.000%, 01/01/18                                             3,000     3,173
Metropolitan Pier & Exposition
   Authority RB, Illinois Dedicated
   State Tax Revenue, AMBAC,
   Callable 06/01/07 @ 101
   5.125%, 06/01/13                                             1,200     1,232
Metropolitan Pier & Exposition
   Authority RB, Illinois Dedicated
   State Tax Revenue, Ser A, FGIC
   5.500%, 12/15/23                                               500       570
Metropolitan Pier & Exposition
   Authority RB, Illinois Dedicated
   State Tax Revenue, Ser A, FGIC, ETM
   5.500%, 12/15/23                                               500       565
Will County, Community School District
   GO, USD #365, FSA (B)
   5.230%, 11/01/12                                             2,000     1,528
                                                                        -------
                                                                         12,100
                                                                        -------
INDIANA (1.9%)
Indiana Transportation Finance
   Authority RB, Ser A, MBIA
   6.800%, 12/01/16                                             1,000     1,171
Indianapolis, Public Improvement
   Authority RB, Ser A,
   Callable 01/01/10 @ 101
   6.000%, 01/01/25                                             1,000     1,089
                                                                        -------
                                                                          2,260
                                                                        -------

                                                          FACE AMOUNT     VALUE
                                                                (000)     (000)
                                                          -----------   -------
KENTUCKY (1.0%)
Kentucky State, Property &
   Buildings Commission RB,
   Project Number 67,
   Pre-Refunded 09/01/10 @ 100
   5.625%, 09/01/13                                            $1,050   $ 1,131
                                                                        -------
LOUISIANA (1.9%)
Louisiana Public Facilities Authority RB,
   Franciscan Missionaries
   Project, Ser A, FSA
   5.500%, 07/01/11                                             2,115     2,262
                                                                        -------
MASSACHUSETTS (2.8%)
Massachusetts State, Housing Finance
   Agency RB, Ser B, MBIA,
   Callable 06/01/08 @ 101
   5.300%, 12/01/17                                             1,000     1,023
Massachusetts State, Special
   Obligation RB, Consolidated Loan,
   Ser A, Callable 06/01/08 @ 101
   5.000%, 06/01/15                                                70        72
Massachusetts State, Special
   Obligation RB, Consolidated Loan,
   Ser A, Pre-Refunded 06/01/08 @ 101
   5.000%, 06/01/15                                               930       966
Massachusetts State, Water Resources
   Authority RB, Ser D, MBIA, GOA
   6.000%, 08/01/14                                             1,060     1,205
                                                                        -------
                                                                          3,266
                                                                        -------
MICHIGAN (0.9%)
Michigan State, Building
   Authority RB, Facilities Program,
   Ser II, MBIA, Callable
   10/15/13 @ 100
   5.000%, 10/15/23                                             1,000     1,045
                                                                        -------
MISSISSIPPI (0.9%)
Mississippi Development Bank RB,
   Capital Project & Equipment
   Acquisition, Ser A2, AMBAC
   5.000%, 07/01/24                                             1,000     1,087
                                                                        -------
NEVADA (3.6%)
Clark County, Industrial Development,
   Nevada Power Authority RB, AMBAC,
   Callable 05/06/05 @ 100
   7.200%, 10/01/22                                             2,000     2,090
Nevada Systems, Higher Education
   University RB, Ser B, AMBAC,
   Callable, 01/01/16 @ 100
   5.000%, 07/01/35                                             2,000     2,070
                                                                        -------
                                                                          4,160
                                                                        -------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   35

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2006

                                                          FACE AMOUNT      VALUE
                                                                (000)      (000)
                                                          -----------    -------
NEW JERSEY (2.2%)
New Jersey State GO, Ser D
   6.000%, 02/15/11                                            $  150    $   165
New Jersey State, Educational Facilities
   Authority RB, Princeton University,
   Callable 07/01/13 @ 100
   5.000%, 07/01/15                                             2,000      2,130
New Jersey State, Transportation
   System RB, Ser A
   5.625%, 06/15/14                                               250        274
                                                                         -------
                                                                           2,569
                                                                         -------
NEW YORK (8.8%)
New York City, Municipal Financial
   Water & Sewer System Revenue, RB,
   Ser B, Callable 06/15/16 @ 100
   5.000%, 06/15/36                                             1,750      1,811
New York City, Municipal Water
   Authority, Water And Sewer Systems
   Revenue, RB, Ser D, Callable
   06/15/15 @ 100
   5.000%, 06/15/39                                             3,000      3,097
New York City, Transitional Finance
   Authority RB, Ser A, Callable
   11/01/11 @ 100 (A)
   5.500%, 11/01/26                                             2,000      2,156
New York State, Mortgage Agency RB,
   Homeowner Mortgage, Ser 80,
   Callable 03/01/09 @ 101
   5.100%, 10/01/17                                             1,000      1,027
New York State, Thruway Authority RB,
   Highway and Bridge Project,
   Callable 04/01/12 @ 100
   5.500%, 04/01/15                                             2,000      2,163
                                                                         -------
                                                                          10,254
                                                                         -------
NORTH CAROLINA (2.1%)
North Carolina State, Eastern
   Municipal Power Authority RB,
   Ser B, MBIA, Callable
   01/01/07 @ 102
   5.800%, 01/01/16                                             1,000      1,036
University of North Carolina
   Wilmington, RB, AMBAC,
   Callable 01/01/13 @ 100
   5.250%, 01/01/21                                             1,380      1,478
                                                                         -------
                                                                           2,514
                                                                         -------
OHIO (2.6%)
Ohio State University, General
   Receipts, RB, Ser A,
   Callable 06/01/15 @ 100
   4.750%, 06/01/30                                             3,000      3,034
                                                                         -------

                                                          FACE AMOUNT      VALUE
                                                                (000)      (000)
                                                          -----------    -------
OKLAHOMA (1.7%)
Oklahoma State, Health
   Systems Industries Authority RB,
   Integris Baptist Project, Ser D,
   AMBAC, Callable 08/15/06 @ 102
   5.000%, 08/15/14                                            $2,000    $ 2,049
                                                                         -------
PENNSYLVANIA (14.2%)
Allegheny County, Sanitary Authority
   Sewer RB, MBIA, Pre-Refunded
   12/01/10 @ 101
   5.750%, 12/01/18                                             1,660      1,803
Bucks County, GO
   5.000%, 06/01/15                                             1,250      1,333
Montgomery County Higher
   Education & Health Authority RB,
   Pottstown Healthcare, Pre-Refunded
   01/01/09 @ 101
   5.000%, 01/01/27                                             2,000      2,090
Norwin Penn School District GO,
   FGIC, Pre-Refunded
   04/01/10 @ 100
   6.000%, 04/01/24                                             2,000      2,160
Pennsbury Penn School District GO,
   FSA, Callable 08/01/14 @ 100
   5.000%, 08/01/25                                             2,000      2,093
Pennsylvania State, Higher
   Educational Facilities Authority RB,
   Saint Joseph's University,
   Callable 05/01/06 @ 100
   (LOC: Allied Irish Banks PLC) (A)
   5.000%, 05/01/11                                             1,470      1,472
Pennsylvania State, Higher Educational
   Facilities Authority RB, University
   Properties Student Housing,
   Callable 08/01/16 @ 100
   5.000%, 08/01/35                                             1,000      1,035
Pennsylvania State, Public School
   Building Authority RB, Harrisburg Area
   Community College Project, AMBAC,
   Callable 04/01/14 @ 100
   5.250%, 04/01/24                                             1,000      1,070
Philadelphia, Authority for Industrial
   Development Lease Revenue RB,
   Ser B, FSA, Callable 10/01/11 @ 101
   5.500%, 10/01/12                                             1,500      1,630
Philadelphia, Hospital & Higher
   Education Authority RB,
   Presbyterian Medical Center
   Project, ETM
   6.500%, 12/01/11                                             1,300      1,403
Philadelphia, Water &
   Waste Water RB, MBIA
   6.250%, 08/01/09                                               525        566
                                                                         -------
                                                                          16,655
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


36   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)
STATEMENT OF NET ASSETS

Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2006

                                                          FACE AMOUNT      VALUE
                                                                (000)      (000)
                                                          -----------   --------
PUERTO RICO (0.7%)
Puerto Rico, Commonwealth
   Public Improvements, Ser A
   5.000%, 07/01/09                                          $    250   $    258
Puerto Rico Electric Power Authority RB,
   Ser RR, Callable 07/01/15 @ 100
   5.000%, 07/01/29                                               500        520
                                                                        --------
                                                                             778
                                                                        --------
RHODE ISLAND (1.1%)
Rhode Island, Depositors Economic
   Protection Authority RB, Special
   Obligation, Ser A, ETM
   6.375%, 08/01/22                                             1,000      1,238
                                                                        --------
SOUTH CAROLINA (3.3%)
Darlington County, Water & Sewer
   Authority RB, AMBAC,
   Callable 12/01/12 @ 101
   5.625%, 12/01/23                                             2,530      2,770
Piedmont, Municipal Power Agency
   Authority RB, South Carolina Electric
   Project, MBIA, ETM
   6.250%, 01/01/09                                             1,000      1,068
                                                                        --------
                                                                           3,838
                                                                        --------
TEXAS (9.7%)
Cypress-Fairbanks, Independent
   School District, GO, PSF-GTD,
   Callable 02/15/16 @ 100
   4.750%, 02/15/30                                             1,100      1,106
Amarillo, Independent School District,
   School Building, GO, PSF-GTD, Ser A,
   Callable 02/01/13 @ 100
   5.000%, 02/01/24                                             2,000      2,075
Duncanville, Independent School District,
   GO, PSF-GTD,
   Callable 02/15/13 @ 100
   5.650%, 02/15/28                                                10         11
Duncanville, Independent School District,
   GO, PSF-GTD, Pre-Refunded
   02/15/13 @ 100
   5.650%, 02/15/28                                             1,340      1,480
Fort Worth Water & Sewer RB,
   Partially Pre-Refunded
   08/15/10 @ 100
   5.750%, 02/15/14                                             2,000      2,156
Harris County, Healthcare Facilities
   Development Authority RB,
   Christus Health Project, Ser A, MBIA,
   Callable 07/01/09 @ 101
   5.375%, 07/01/24                                             1,850      1,963

                                                          FACE AMOUNT      VALUE
                                                                (000)      (000)
                                                          -----------   --------
Houston, Water & Sewer
   Systems Authority RB,
   Junior Lien, Ser C, FGIC,
   Pre-Refunded 12/01/07 @ 101
   5.375%, 12/01/27                                          $  1,140   $  1,184
San Antonio GO, ETM
   5.000%, 08/01/07                                                15         15
Texas Water Development Board RB,
   Revolving Fund, Senior Lein, Ser B,
   Callable 01/15/10 @ 100
   5.500%, 07/15/15                                             1,250      1,323
                                                                        --------
                                                                          11,313
                                                                        --------
VIRGINIA (3.2%)
Amherst, Industrial Development
   Authority, RB, Sweet Briar Institute,
   Callable 09/01/16 @ 100
   4.750%, 09/01/30                                               500        489
Virginia Commonwealth Transfer Bond,
   Federal Highway Reimbursement, RB
   5.000%, 09/28/15                                             3,000      3,217
                                                                        --------
                                                                           3,706
                                                                        --------
WASHINGTON (3.7%)
Central Puget Sound, Regional
   Transportation Authority RB, Sales
   Tax & Motor Project, FGIC
   5.250%, 02/01/21                                             1,000      1,097
Clark County, School District
   No. 177 GO, AMBAC
   5.250%, 12/01/14                                             1,000      1,087
Washington State GO, Ser A, FSA
   5.000%, 07/01/20                                             1,000      1,055
Washington State, Economic
   Development Finance Authority,
   Biomedical Research Property II RB,
   MBIA, Callabe 12/01/15 @ 100
   5.250%, 06/01/19                                             1,000      1,074
                                                                        --------
                                                                           4,313
                                                                        --------
TOTAL MUNICIPAL BONDS
   (COST $112,144)                                                       115,752
                                                                        --------
CASH EQUIVALENT (0.1%)
ABN Amro Tax Exempt Money
   Market Fund, 2.79% (C)                                     115,892        116
                                                                        --------
TOTAL CASH EQUIVALENT
   (COST $116)                                                               116
                                                                        --------
TOTAL INVESTMENTS (99.2%)
   (COST $112,260)                                                       115,868
                                                                        --------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   37

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS

Constellation Pitcairn Tax-Exempt Bond Fund March 31, 2006

                                                                         VALUE
                                                                         (000)
                                                                       --------
OTHER ASSETS AND LIABILITIES(0.8%)
Payable for investment securities purchased                            $ (4,147)
Income distribution payable                                                (397)
Payable due to Shareholder Servicing Agent                                  (25)
Payable due to Investment Adviser                                           (17)
Payable due to Administrator                                                (14)
Other assets and liabilities, net                                         5,563
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                          963
                                                                       --------
NET ASSETS(100.0%)                                                     $116,831
                                                                       --------
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                            $112,573
Undistributed net investment income                                         210
Accumulated net realized gain on investments                                440
Net unrealized appreciation on investments                                3,608
                                                                       --------
NET ASSETS                                                             $116,831
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($116,830,522 /11,297,404)                                          $  10.34
                                                                       ========

(A) Variable rate security - the rate reflected on the Statement of Net Assets was the rate in effect on March 31, 2006.

(B) Zero coupon security. The rate reported on the Statement of Net Assets was the effective yield at time of purchase.

(C)  The rate shown was the 7-day effective yield as of March 31, 2006.

AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GOA - General Obligation of Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Limited Company
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
Ser - Series
USD - Unified School District

    The accompanying notes are an integral part of the financial statements.


38   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Sands Capital Select Growth Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                    [CHART]

Health Care              29.9%
Consumer Discretionary   21.1%
Cash Equivalents++       19.3%
Information Technology   18.3%
Financials                8.9%
Consumer Staples          2.5%

 +   Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                               SHARES      (000)
                                                          -----------   --------
COMMON STOCK (98.0%)
CONSUMER DISCRETIONARY (25.6%)
Apollo Group, Cl A(A)*                                        379,600   $ 19,933
Bed Bath & Beyond *                                           267,200     10,260
eBay (A)*                                                     885,500     34,588
Lowe's (A)                                                    309,800     19,963
Starbucks (A)*                                              1,077,300     40,550
                                                                        --------
                                                                         125,294
                                                                        --------
CONSUMER STAPLES (3.0%)
Walgreen (A)                                                  346,900     14,962
                                                                        --------
FINANCIALS (10.8%)
Capital One Financial (A)                                     142,200     11,450
Chicago Mercantile Exchange
   Holdings (A)                                                48,300     21,614
Moody's (A)                                                   276,600     19,766
                                                                        --------
                                                                          52,830
                                                                        --------
HEALTH CARE (36.4%)
Allergan (A)                                                  175,800     19,074
American Pharmaceutical
   Partners (A)*                                              193,900      5,524
Amgen (A)*                                                    210,700     15,328
Genentech (A)*                                                374,000     31,607
Genzyme*                                                      346,500     23,292
Intuitive Surgical (A)*                                        62,500      7,375
Medtronic                                                     308,500     15,656
Patterson*                                                    172,800      6,083

                                                                           VALUE
                                                               SHARES      (000)
                                                          -----------   --------
Stryker                                                       249,100   $ 11,045
Teva Pharmaceutical
   Industries ADR (A)                                         589,100     24,259
Varian Medical Systems (A)*                                   185,300     10,407
Zimmer Holdings*                                              121,500      8,213
                                                                        --------
                                                                         177,863
                                                                        --------
INFORMATION TECHNOLOGY (22.2%)
Dell (A)*                                                     342,600     10,196
Google, Cl A(A)*                                              102,600     40,014
Iron Mountain*                                                143,100      5,830
Qualcomm                                                      445,600     22,552
Red Hat*                                                      462,800     12,949
Yahoo!*                                                       526,600     16,988
                                                                        --------
                                                                         108,529
                                                                        --------
TOTAL COMMON STOCK
   (COST $436,707)                                                       479,478
                                                                        --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES (21.3%)
BlackRock Institutional Money
   Market Trust                                           103,986,932    103,987
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $103,987)                                                       103,987
                                                                        --------
CASH EQUIVALENT (2.2%)
BlackRock TempCash Fund,
   Institutional Shares, 4.65% (B)                         10,962,209     10,962
                                                                        --------
TOTAL CASH EQUIVALENT
   (COST $10,962)                                                         10,962
                                                                        --------
TOTAL INVESTMENTS (121.5%)
   (COST $551,656)                                                       594,427
                                                                        --------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   39

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Sands Capital Select Growth Fund
March 31, 2006

                                                                          VALUE
                                                                          (000)
                                                                      ---------
OTHER ASSETS AND LIABILITIES(-21.5%)
Obligation to return securities lending collateral                    $(103,987)
Payable for investment securities purchased                              (5,988)
Payable due to Investment Adviser                                          (314)
Payable for capital shares redeemed                                        (141)
Payable due to Shareholder Servicing Agent                                  (61)
Payable due to Administrator                                                (57)
Other assets and liabilities, net                                         5,306
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES                                     (105,242)
                                                                      =========
NET ASSETS(100.0%)                                                    $ 489,185
                                                                      ---------
NET ASSETS CONSIST OF:
Portfolio capital
   (unlimited authorization - no par value)                           $ 477,304
Accumulated net investment loss                                          (1,821)
Accumulated net realized loss on investments                            (29,069)
Net unrealized appreciation on investments                               42,771
                                                                      ---------
NET ASSETS                                                            $ 489,185
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($182,107,014 / 22,262,830)                                        $    8.18
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($307,078,015 / 37,674,871)                                        $    8.15
                                                                      =========

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $100,562,476.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


40   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Mid Cap Fund
March 31, 2006

SECTOR WEIGHTINGS

                                     [CHART]

Industrials                  22.6%
Financials                   15.8%
Information Technology       14.2%
Health Care                  12.8%
Consumer Discretionary       10.4%
Energy                        8.4%
Materials                     5.6%
Telecommunication Services    4.2%
Cash Equivalent               2.3%
Exchange Traded Fund          1.4%
Consumer Staples              1.3%
Utilities                     1.0%

+    Percentages are based on total investments.

                                                                           VALUE
                                                                  SHARES   (000)
                                                                  ------   -----
COMMON STOCK (96.0%)
CONSUMER DISCRETIONARY (10.3%)
Chico's FAS*                                                         330    $ 14
Claire's Stores                                                      530      19
Gaylord Entertainment*                                               340      16
Petsmart                                                             580      16
RH Donnelley*                                                        160       9
Sonic*                                                               280      10
Station Casinos                                                      240      19
Tractor Supply*                                                      260      17
Warner Music Group                                                   810      18
                                                                            ----
                                                                             138
                                                                            ----
CONSUMER STAPLES (1.3%)
Hormel Foods                                                         510      17
                                                                            ----
ENERGY (8.4%)
Consol Energy                                                        230      17
Cooper Cameron*                                                      380      17
Covanta Holding*                                                   1,330      22
FMC Technologies*                                                    330      17
Range Resources                                                      625      17
Stolt Offshore ADR*                                                1,430      22
                                                                            ----
                                                                             112
                                                                            ----
FINANCIALS (15.8%)
Assurant                                                             500      25
CBL & Associates Properties                                          390      17
City National                                                        240      18

                                                                           VALUE
                                                                  SHARES   (000)
                                                                  ------   -----
Fidelity National Financial                                          340    $ 12
Hanover Insurance Group                                              380      20
Investment Technology Group*                                         460      23
People's Bank                                                        492      16
Reckson Associates Realty                                            410      19
SL Green Realty                                                      200      20
Stancorp Financial Group                                             360      19
SVB Financial Group*                                                 400      21
                                                                            ----
                                                                             210
                                                                            ----
HEALTH CARE (12.8%)
Covance*                                                             310      18
Cytyc*                                                               520      15
Dade Behring Holdings                                                430      15
DaVita*                                                              440      26
Helix Energy Solutions*                                              350      13
IMS Health                                                           630      16
Invitrogen*                                                          240      17
PDL BioPharma*                                                       510      17
Sierra Health Services*                                              480      20
Universal Health Services, Cl B                                      250      13
                                                                            ----
                                                                             170
                                                                            ----
INDUSTRIALS (22.6%)
Amerco*                                                              130      13
Ametek                                                               290      13
Copart*                                                              590      16
Equifax                                                              400      15
Harsco                                                               210      17
JLG Industries                                                       520      16
Joy Global                                                           392      23
Laidlaw International                                                680      18
Oshkosh Truck                                                        340      21
Pentair                                                              310      13
Precision Castparts                                                  450      27
Roper Industries                                                     340      17
Ryanair Holdings ADR*                                                310      17
Trinity Industries                                                   390      21
W.W. Grainger                                                        260      20
Walter Industries                                                    490      33
                                                                            ----
                                                                             300
                                                                            ----
INFORMATION TECHNOLOGY (14.1%)
Akamai Technologies*                                                 670      22
Amphenol, Cl A                                                       250      13
BEA Systems*                                                       1,460      19
Comverse Technology*                                                 540      13
Global Payments                                                      380      20
Harris                                                               450      21
Intersil, Cl A                                                       670      19
MEMC Electronic Materials*                                           540      20
PMC - Sierra*                                                      1,360      17
Tellabs*                                                           1,510      24
                                                                            ----
                                                                             188
                                                                            ----
MATERIALS (5.6%)
Allegheny Technologies                                               360      22
Martin Marietta Materials                                            200      21

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   41

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Mid Cap Fund
March 31, 2006

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   ------
Scotts Miracle-Gro, Cl A                                           260   $   12
Sonoco Products                                                    560       19
                                                                         ------
                                                                             74
                                                                         ------
TELECOMMUNICATION SERVICES (4.1%)
Leap Wireless International*                                       460       20
NII Holdings*                                                      590       35
                                                                         ------
                                                                             55
                                                                         ------
UTILITIES (1.0%)
MDU Resources Group                                                380       13
                                                                         ------
TOTAL COMMON STOCK (COST $1,070)                                          1,277
                                                                         ------
EXCHANGE TRADED FUND (1.5%)
iShares Russell Midcap Index Fund                                  210       20
                                                                         ------
TOTAL EXCHANGE TRADED FUND (COST $20)                                        20
CASH EQUIVALENT (2.3%)
BlackRock TempCash Fund, Institutional Shares, 4.65% (A)        30,697       31
                                                                         ------
TOTAL CASH EQUIVALENT (COST $31)                                             31
                                                                         ------
TOTAL INVESTMENTS (99.8%) (COST $1,121)                                   1,328
                                                                         ------
OTHER ASSETS AND LIABILITIES (0.2%)
Receivable from Investment Adviser                                            4
Payable for investment securities purchased                                 (37)
Other assets and liabilities, net                                            35
                                                                         ------
TOTAL OTHER ASSETS AND LIABILITIES                                            2
                                                                         ======
NET ASSETS (100.0%)                                                      $1,330
                                                                         ======
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares (unlimited authorization -
   no par value)                                                         $1,063
Accumulated net realized gain on investments                                 60
Net unrealized appreciation on investments                                  207
                                                                         ------
NET ASSETS                                                               $1,330
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-CLASS
   I SHARES ($1,330,192 / 80,533)                                        $16.52
                                                                         ======

*    Non-income producing security.

(A)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


42   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Healthcare & Biotechnology Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Health Care          76.1%
Cash Equivalents++   23.9%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                           VALUE
                                                                SHARES     (000)
                                                            ----------   -------
COMMON STOCK (93.5%)
HEALTH CARE (93.5%)
Alcon Inc                                                       18,640   $ 1,943
Allergan (A)                                                     7,180       779
Amgen*                                                           9,650       702
Amylin Pharmaceuticals (A)*                                     26,520     1,298
Anadys Pharmaceuticals*                                         29,130       469
Arena Pharmaceuticals (A)*                                      24,800       449
Barr Pharmaceuticals (A)*                                       16,340     1,029
Bausch & Lomb                                                    7,360       469
Boston Scientific (A)*                                          28,800       664
Caremark Rx*                                                    65,160     3,205
Celgene (A)*                                                    34,740     1,536
Cephalon (A)*                                                   37,430     2,255
Cerner (A)*                                                     41,050     1,948
DaVita*                                                         18,230     1,098
Fisher Scientific International*                                23,310     1,586
Forest Laboratories*                                            16,200       723
Genentech (A)*                                                  20,790     1,757
Genzyme*                                                        17,570     1,181
Gilead Sciences*                                                57,470     3,576
Henry Schein*                                                   44,122     2,112
Humana*                                                         25,290     1,332
Intuitive Surgical (A)*                                         15,530     1,833
Johnson & Johnson                                               29,940     1,773
Myogen*                                                         83,900     3,040

                                                                           VALUE
                                                                SHARES     (000)
                                                            ----------   -------
New River Pharmaceuticals*                                      28,960   $   962
Omnicare                                                        27,940     1,536
Pfizer                                                         159,590     3,977
Pharmaceutical Product Development*                             21,040       728
Pozen*                                                          22,460       375
Quality Systems (A)                                             46,120     1,527
Quest Diagnostics                                               34,200     1,754
Regeneron Pharmaceuticals*                                      20,690       344
Resmed (A)*                                                     37,500     1,649
Roche Holdings ADR                                              19,190     1,425
SFBC International (A)*                                         27,910       680
Shire ADR                                                       47,228     2,196
Sierra Health Services*                                         12,840       523
St. Jude Medical*                                               23,710       972
Sybron Dental Specialties*                                      12,690       523
United Surgical Partners International*                         19,490       690
United Therapeutics*                                            13,650       905
UnitedHealth Group                                              59,239     3,309
Varian Medical Systems (A)*                                     10,140       569
Vertex Pharmaceuticals*                                         36,880     1,349
WellCare Health Plans*                                          11,040       502
WellPoint*                                                      20,390     1,579
Wyeth                                                           38,290     1,858
                                                                         -------
                                                                          66,689
                                                                         -------
TOTAL COMMON STOCK
   (COST $58,286)                                                         66,689
                                                                         -------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES (23.3%)
BlackRock Institutional Money
   Market Trust                                             16,596,744    16,597
                                                                         -------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $16,597)                                                         16,597
                                                                         -------
CASH EQUIVALENTS (6.1%)
BlackRock TempCash Fund,
   Institutional Shares, 4.65% (B)                           3,550,287     3,550
BlackRock TempFund,
   Institutional Shares, 4.62% (B)                             832,807       833
                                                                         -------
TOTAL CASH EQUIVALENTS
   (COST $4,383)                                                           4,383
                                                                         -------
TOTAL INVESTMENTS (122.9%)
   (COST $79,266)                                                         87,669
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   43

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS

Constellation TIP Healthcare & Biotechnology Fund
March 31, 2006

                                                                           VALUE
                                                                           (000)
                                                                       ---------
OTHER ASSETS AND LIABILITIES (-22.9%)
Obligation to return securities lending collateral                     $(16,597)
Payable for capital shares redeemed                                         (93)
Payable due to Investment Adviser                                           (61)
Payable due to Shareholder Servicing Agent                                  (15)
Payable due to Administrator                                                 (9)
Other assets and liabilities, net                                           461
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (16,314)
                                                                       ========
NET ASSETS (100.0%)                                                    $ 71,355
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                            $ 63,788
Accumulated net investment loss                                            (337)
Accumulated net realized loss on investments                               (499)
Net unrealized appreciation on investments                                8,403
                                                                       --------
NET ASSETS                                                             $ 71,355
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($71,355,081 / 4,503,106)                                           $  15.85
                                                                       ========

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $16,155,435.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.


44   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                    [CHART]

SECTOR WEIGHTINGS+

Financials**                 30.3%
Industrials                  21.5%
Energy                        9.4%
Materials                     8.4%
Consumer Discretionary        8.1%
Telecommunication Services    5.9%
Health Care                   5.5%
Utilities                     4.1%
Consumer Staples              3.1%
Information Technology        2.9%
Cash Equivalent               0.8%

+    Percentages are based on total investments.

** More narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------   ------
COMMON STOCK (96.7%)
AUSTRALIA (3.9%)
ABB Grain                                                        15,216   $   84
Adelaide Bank                                                     7,332       68
Adelaide Brighton                                                37,858       71
Alesco                                                           10,123       70
Amcor                                                            29,644      157
Australia & New Zealand
  Banking Group                                                  35,451      672
Australian Pharmaceutical Industries                             28,944       47
AWB                                                              20,136       56
BHP Billiton                                                     13,986      280
Boral                                                            20,951      134
Commonwealth Bank of Australia                                   22,263      722
DCA Group                                                        32,263       85
Downer EDI                                                        3,858       24
Futuris                                                          43,995       71
Insurance Australia Group                                        33,177      130
Leighton Holdings                                                 6,940       88
Lend Lease                                                       13,121      130
Lion Nathan                                                      16,913       98
National Australia Bank                                          11,959      323
New Hope                                                         82,357       82
OAMPS                                                            21,974       50
Oil Search                                                       41,277      117
Promina Group                                                    36,957      145
Qantas Airways                                                   50,064      127
QBE Insurance Group                                               1,605       25
Rio Tinto                                                         1,426       80

                                                                           VALUE
                                                                SHARES     (000)
                                                            ----------   -------
Santos                                                           21,201   $  173
Smorgon Steel Group                                              59,232       58
Suncorp-Metway                                                   15,283      212
Symbion Health                                                   40,467      100
TABCORP Holdings                                                 13,454      149
Telstra Corp                                                    138,854      372
Westpac Banking                                                  38,693      659
                                                                          ------
                                                                           5,659
                                                                          ------
AUSTRIA (0.9%)
Austrian Airlines*                                                4,911       50
IMMOFINANZ Immobilien Anlagen*                                   27,000      280
OMV*                                                              9,200      616
Voestalpine                                                       2,773      388
                                                                          ------
                                                                           1,334
                                                                          ------
BELGIUM (1.5%)
Delhaize Group*                                                   5,100      366
Fortis                                                           33,800    1,206
Solvay*                                                           4,000      462
Umicore                                                           1,000      138
                                                                          ------
                                                                           2,172
                                                                          ------
CANADA (6.8%)
Agrium                                                            8,700      220
Alcan                                                            11,000      503
Astral Media                                                      3,900      111
Atco, Cl I                                                        4,100      123
ATI Technologies*                                                16,000      275
Bank of Montreal                                                  6,600      375
Bank of Nova Scotia                                               1,600       64
Biovail                                                           9,900      240
Canada Bread                                                        300       15
Canadian Imperial Bank of Commerce                                7,800      575
Canadian National Railway                                         5,200      236
Canadian Natural Resources                                       11,200      623
Canadian Utilities, Cl A                                          7,800      257
Canfor*                                                           9,600      118
Celestica*                                                       14,100      161
CGI Group*                                                       26,400      175
Cinram International                                              2,200       54
Corus Entertainment, Cl B                                         3,100       95
Dundee Wealth Management                                          1,300       13
EnCana                                                            1,300       61
George Weston                                                     2,900      209
Inmet Mining                                                      3,100       92
IPSCO                                                             2,500      259
Kingsway Financial Services                                       3,300       67
Kinross Gold*                                                    22,500      245
LionOre Mining International*                                    15,600       69
Manulife Financial                                                2,700      169
MI Developments, Cl A                                             3,400      118
National Bank of Canada                                           7,200      394
Norbord                                                           9,800      101
Open Text*                                                          100        2
Petro-Canada                                                     12,500      593

    The accompanying notes are an integral part of the financial statements.


                                 Constellation Funds 2006 Semi-Annual Report  45

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   -------
Royal Bank of Canada                                            20,400   $   860
Sobeys                                                           4,100       133
Sun Life Financial                                              13,200       561
Suncor Energy                                                      100         8
Talisman Energy                                                  9,300       494
Teck Cominco, Cl B                                               4,400       283
TELUS                                                           10,300       399
Toronto-Dominion Bank                                            6,700       373
Torstar, Cl B                                                    5,400       106
Transcontinental, Cl A                                           6,200       104
                                                                         -------
                                                                           9,933
                                                                         -------
CHINA (0.3%)
Angang New Steel, Cl H                                          52,000        49
China Petroleum & Chemical, Cl H                               240,000       139
PetroChina, Cl H                                               216,000       226
                                                                         -------
                                                                             414
                                                                         -------
DENMARK (1.0%)
AP Moller - Maersk                                                 102       876
Codan*                                                             184        14
FLSmidth, Cl B*                                                  6,000       241
Monberg & Thorsen, Cl B                                          2,600       275
                                                                         -------
                                                                           1,406
                                                                         -------
FINLAND (1.5%)
Finnair                                                         13,500       211
Nokia                                                           84,300     1,745
Wartsila, Cl B                                                   8,060       299
                                                                         -------
                                                                           2,255
                                                                         -------
FRANCE (6.9%)
Alcatel*                                                         3,000        46
Bouygues                                                        11,000       585
Cap Gemini*                                                      7,200       392
Casino Guichard Perrachon*                                       5,200       364
Cie de Saint-Gobain*                                            11,600       810
Ciments Francais*                                                2,100       329
CNP Assurances                                                   5,200       524
Compagnie Generale des
  Etablissements Michelin, Cl B*                                 7,200       452
LDC                                                                858        68
Natexis Banques Populaires                                       2,150       580
Remy Cointreau                                                   4,500       224
Safran*                                                          2,400        61
Sanofi-Aventis*                                                  7,600       723
Societe Generale*                                                8,800     1,323
Sodexho Alliance                                                 4,000       190
Total*                                                          11,450     3,020
Valeo*                                                           7,200       301
Veolia Environnement*                                            2,551       142
                                                                         -------
                                                                          10,134
                                                                         -------
GERMANY (5.9%)
Allianz*                                                         4,500       751
Bayer*                                                          22,700       909
Bilfinger Berger*                                                3,600       236

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   -------
DaimlerChrysler*                                                 2,400   $   138
Deutsche Bank*                                                  11,800     1,347
E.ON*                                                           12,700     1,397
Fresenius*                                                       2,500       427
Fresenius Medical Care*                                          2,800       334
Infineon Technologies*                                          37,800       390
Merck*                                                           3,300       314
Mobilcom                                                         7,723       187
Norddeutsche Affinerie                                           1,284        40
Rheinmetall*                                                     1,200        93
Siemens                                                         15,900     1,484
ThyssenKrupp                                                    21,500       621
                                                                         -------
                                                                           8,668
                                                                         -------
GREECE (0.6%)
Bank of Greece*                                                  1,666       230
Coca Cola Hellenic Bottling*                                    11,100       345
Hellenic Petroleum*                                             18,900       270
                                                                         -------
                                                                             845
                                                                         -------
HONG KONG (1.4%)
Bank of East Asia                                               51,300       185
Cathay Pacific Airways                                          19,000        33
Cheung Kong Holdings                                             6,000        64
Chevalier International Holdings                                38,000        40
Chinese Estates Holdings                                        95,415       137
CLP Holdings                                                    45,500       266
Esprit Holdings                                                 15,500       121
Guoco Group                                                     10,000       128
Hong Kong Ferry Holdings                                        11,000        13
Hongkong & Shanghai Hotels                                      12,588        14
HongKong Electric Holdings                                      42,500       200
Hopson Development Holdings                                     48,000       103
Jardine Strategic Holdings                                      15,000       166
Kerry Properties                                                34,500       126
Next Media                                                     124,000        70
Sun Hung Kai                                                    33,000        19
SUNeVision Holdings                                            246,500        44
TAI Cheung Holdings                                             63,000        36
Tomson Group                                                    64,000        25
Transport International Holdings                                18,000       100
Vtech Holdings                                                  16,000        72
Wheelock Properties                                            105,000        81
Wing On Co International                                        23,100        36
Winsor PropertiesHoldings                                       21,000        34
                                                                         -------
                                                                           2,113
                                                                         -------
INDIA (0.0%)
Hindalco Industries GDR                                         15,500        61
                                                                         -------
IRELAND (0.1%)
Dragon Oil*                                                     47,445       172
                                                                         -------
ITALY (3.9%)
Banca Intesa*                                                  149,100       891
Buzzi Unicem                                                    15,900       379
Caltagirone                                                        813         9

    The accompanying notes are an integral part of the financial statements.


46  Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------   ------
Cam Finanziara                                                  151,100   $  376
Cementir                                                         56,700      412
CIR-Compagnie Industriali Riunite                                77,500      234
Danieli                                                           4,172       43
ENI*                                                             29,400      836
Fondiaria-Sai*                                                    8,400      336
Gruppo Coin*                                                     84,500      426
Italcementi*                                                     15,200      364
Telecom Italia*                                                 387,700    1,131
UniCredito Italiano*                                             26,800      194
                                                                          ------
                                                                           5,631
                                                                          ------
JAPAN (23.5%)
Acom                                                              4,530      266
Aderans                                                           2,800       82
Aichi Bank                                                          700       84
Airport Facilities                                                3,600       24
Alfresa Holdings                                                  1,800      109
Alpine Electronics                                                4,200       62
Alps Electric                                                    10,100      163
Amada*                                                           20,000      218
Aoyama Trading*                                                   3,900      129
Arc Land Sakamoto                                                 1,400       22
Arcs                                                              2,700       37
Asahi Breweries                                                  19,400      275
Asahi Glass                                                      35,000      523
Asunaro Aoki Construction                                         3,500       32
BMB                                                               6,000       29
BML                                                               1,500       28
Brother Industries                                               15,000      164
CAC                                                               1,500       18
Canon                                                            15,400    1,019
Canon Marketing Japan                                             7,000      151
Central Glass                                                    14,000       81
Chiyoda Integre*                                                  1,000       27
Chudenko                                                          3,900       69
Citizen Watch                                                    15,400      145
Coca-Cola Central Japan                                               6       53
COMSYS Holdings                                                   4,000       57
CRC Solutions                                                     2,400       27
Dai-Dan                                                           4,000       30
Daisyo                                                            1,500       24
Daiwa House Industry                                             20,000      347
Daiwa Kosho Lease                                                10,000       71
Daiwa Securities Group                                           43,000      577
Doutor Coffee                                                     1,500       29
East Japan Railway                                                   40      296
Foster Electric                                                     300        6
Fuji Electric Holdings                                           34,000      185
Fuji Heavy Industries                                            33,000      194
Fuji Machine Manufacturing                                        3,200       59
Fuji Photo Film                                                   1,300       43
Fujitec                                                           7,000       45
Fujitsu                                                          19,000      160
Fujitsu Business Systems                                          1,800       32
Fujitsu Devices                                                   3,000       46

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------   ------
Fukuda Denshi                                                     1,300   $   47
Futaba                                                            3,100       80
Haseko*                                                          41,500      157
Hitachi                                                         104,000      736
Hokkaido Electric Power                                           9,200      197
Hokuriku Electric Power                                           9,300      194
Horiba                                                            2,700       84
Inabata                                                           4,300       39
Inpex Holdings* (A)                                                  46      388
Japan Airport Terminal                                            6,600       62
Japan Tobacco                                                       130      457
JFE Holdings                                                     18,100      731
JS Group                                                         12,100      260
Kagawa Bank                                                       6,000       38
Kamei                                                             3,000       30
Kandenko                                                         12,000       90
Kansai Electric Power                                            28,500      633
Kasumi                                                            5,000       34
Keihanshin Real Estate                                            4,000       36
Keio                                                              6,000       40
Kinden                                                           14,000      127
Kobe Steel                                                      100,000      380
Kohnan Shoji                                                      1,700       24
Komatsu                                                          31,000      591
Komori                                                            5,000      117
Kumagai Gumi*                                                    10,000       41
Kurabo Industries                                                18,000       64
Kyudenko                                                          6,000       39
Leopalace21                                                       6,200      233
Maeda                                                            12,000       72
Maeda Road Construction                                           7,000       55
Maezawa Kasei Industries                                          1,100       22
Maezawa Kyuso Industries                                          1,200       20
Makita                                                            7,100      219
Marubeni                                                         11,000       58
Maruwa                                                              800       21
Maruzen Showa Unyu                                                7,000       26
Matsushita Electric Industrial                                   47,000    1,044
Matsushita Electric Works                                        24,000      288
Matsuya Foods                                                     1,300       26
Meiji Seika Kaisha                                               22,000      112
Meiwa Estate                                                      1,700       31
Melco Holdings                                                    1,700       51
Mikuni Coca-Cola Bottling                                         3,600       39
Minebea                                                           1,000        7
Mitsubishi                                                       16,500      376
Mitsubishi Chemical Holdings                                     43,000      265
Mitsubishi Heavy Industries                                     107,000      509
Mitsubishi Materials                                             46,000      246
Mitsubishi UFJ Financial Group                                      123    1,881
Mitsubishi UFJ Securities                                        18,000      289
Mitsui Sumitomo Insurance                                        28,000      381
Mitsuuroko                                                        5,000       35
Miura                                                             1,500       38
Mizuho Financial Group                                              141    1,154

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   47

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------   ------
Nagase                                                            9,000   $  121
Nagoya Railroad                                                  44,000      166
Nanto Bank                                                       17,000      107
NEC Fielding                                                      3,500       61
NEC Networks & System Integration                                 2,900       38
New Japan Radio                                                   3,000       21
Nichias                                                           9,000       62
Nichicon                                                          5,200       66
Nichiden                                                          1,100       41
Nihon Yamamura Glass                                              9,000       32
Nikko Cordial                                                    30,000      497
Nippo                                                             8,000       62
Nippon Chemi-Con                                                  9,000       61
Nippon Denko*                                                     8,000       28
Nippon Denwa Shisetsu                                             5,000       24
Nippon Konpo Unyu Soko                                            5,000       70
Nippon Mining Holdings*                                          33,500      283
Nippon Oil                                                       45,000      353
Nippon Sheet Glass                                               26,000      145
Nippon Shokubai                                                  11,000      131
Nippon Steel                                                    210,000      814
Nippon Telegraph & Telephone                                        146      626
Nippon Yusen                                                     44,000      269
Nipro                                                             5,000       77
Nishi-Nippon Railroad                                            25,000       95
Nissei                                                            2,200       29
Nisshin Fudosan                                                   1,400       20
Nisshin Seifun Group                                             13,000      133
Nisshin Steel                                                    50,000      173
Nissin                                                            8,000       31
Noritake                                                         10,000       67
Noritz                                                            3,400       66
NTTDoCoMo                                                           152      225
Ohmoto Gumi*                                                      3,000       27
Oiles                                                             1,500       32
Okinawa Electric Power                                            1,200       72
Okuwa                                                             3,000       43
Omron                                                             9,800      281
Ono Pharmaceutical                                                5,000      236
Onoken                                                            1,400       22
Orient                                                           40,000      152
Paramount Bed                                                     2,100       49
Patlite                                                           1,500       17
Ricoh                                                            24,000      469
Riso Kagaku                                                       1,100       20
Rohm                                                              2,200      233
Royal Holdings                                                    2,900       47
Ryosan                                                            2,500       67
Sagami Railway                                                   26,000       89
Sakata INX                                                        5,000       25
San-Ai Oil                                                        6,000       28
San-In Godo Bank                                                 11,000      114
Sanshin Electronics                                               3,000       36
Sanwa Shutter                                                    14,000       92
Sanyo Shinpan Finance                                             2,140      133

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------   ------
Satori Electric                                                   1,300   $   28
Sazaby League                                                     1,400       40
Secom Joshinetsu                                                    800       19
Sega Sammy Holdings                                               1,400       57
Seino Holdings                                                   10,000      104
Sekisui Chemical 21                                               6,000       51
Sekisui House                                                    24,000      358
Sekisui Jushi                                                     4,000       34
Shidax                                                               23       30
Shimachu                                                          3,300      104
Shindengen Electric Manufacturing                                 6,000       37
Shinmaywa Industries                                              8,000       46
Shinsei Bank                                                     32,000      224
Shobunsha Publications*                                           1,200       21
Showa Shell Sekiyu                                               14,600      166
Sinanen                                                           6,000       36
Sintokogio                                                        4,000       58
Sohgo Security Services*                                          6,100       98
Sojitz*                                                          22,300      132
STB Leasing                                                       1,400       27
Sumitomo Chemical                                                 7,000       57
Sumitomo Electric Industries                                     22,500      357
Sumitomo Metal Mining                                             6,000       84
Sumitomo Mitsui Financial Group                                     120    1,326
Sumitomo Osaka Cement                                            28,000      102
Suzuken                                                           4,900      154
Tadano                                                            9,000       85
Taihei Dengyo Kaisha                                              3,000       27
Taiheiyo Cement                                                  44,000      213
Taiho Kogyo                                                       1,800       24
Takachiho Electric                                                1,300       20
Takefuji                                                          4,670      294
Tamura Taiko Holdings                                             5,000       30
TDK                                                               3,300      249
Teijin                                                           38,000      253
Tekken                                                           11,000       25
TKC                                                               2,000       40
Toagosei                                                         17,000       74
Toei                                                             10,000       77
Tokai                                                             1,100       17
Tokai Carbon                                                     14,000       88
Tokyo Energy & Systems                                            3,000       28
Tokyo Leasing                                                     3,900       63
Tokyo Steel Manufacturing                                         2,900       59
Tokyo Style                                                       7,000       83
Tokyu Community                                                   1,000       29
Tomy                                                              3,300       24
Toshiba                                                          50,000      291
Toshiba TEC                                                       3,000       16
Tosho Printing                                                    1,000        5
TOTO                                                             19,000      176
Towa Real Estate Development*                                     7,500       53
Toyota Motor                                                     14,200      776
Trusco Nakayama                                                   2,200       51
Ube Industries                                                   53,000      156

    The accompanying notes are an integral part of the financial statements.


48   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
UNY                                                             10,000   $   160
Wakachiku Construction                                           9,000        22
Wakita*                                                          4,000        39
West Japan Railway                                                  72       304
Yamaichi Electronics                                             1,300        17
Yamato Kogyo                                                     4,800       102
Yamazaki Baking*                                                 2,000        16
Yuraku Real Estate                                               4,000        28
Yurtec                                                           6,000        35
                                                                         -------
                                                                          34,329
                                                                         -------
NETHERLANDS (4.7%)
ABN AMRO Holding*                                                4,500       135
Aegon*                                                          49,200       910
Akzo Nobel*                                                      3,300       175
Buhrmann*                                                       14,900       264
European Aeronautic Defence
  and Space*                                                    12,522       528
Fortis Bank Nederland Holding*                                   3,125        --
Heijmans*                                                        8,300       398
ING Groep                                                        6,000       237
Koninklijke DSM                                                  9,800       447
OPG Groep*                                                       4,800       431
Royal Dutch Shell, Cl B                                         73,700     2,397
TNT*                                                            16,900       585
Unilever*                                                        5,600       389
                                                                         -------
                                                                           6,896
                                                                         -------
NEW ZEALAND (0.1%)
Mainfreight                                                      5,279        15
New Zealand Refining                                            13,658        57
                                                                         -------
                                                                              72
                                                                         -------
PORTUGAL (0.4%)
Energias de Portugal*                                          146,100       574
                                                                         -------
SINGAPORE (0.5%)
Asia Food & Properties*                                         31,000        14
CapitaLand*                                                     67,000       201
DBS Group Holdings*                                             13,000       131
Guocoland                                                       36,000        56
Jardine Cycle & Carriage*                                       11,000        75
Neptune Orient Lines*                                           22,000        30
Overseas Union Enterprise*                                       7,000        51
Singapore Airlines                                              13,000       113
United Overseas Bank*                                            6,000        58
WBL Corp*                                                        2,000        10
                                                                         -------
                                                                             739
                                                                         -------
SOUTH KOREA (3.0%)
Daelim Industrial                                                1,300       103
Daewoo Engineering & Construction                                9,510       137
DC Chemical                                                      2,270        82
Doosan Heavy Industries and Construction                         1,220        40
Green Cross Holdings                                             1,180        86

                                                                           VALUE
                                                                SHARES     (000)
                                                                ------   -------
Hankook Tire                                                     7,960   $   120
Honam Petrochemical                                              1,510        92
Hyundai Department Store                                         1,150       107
Hyundai Development                                              1,620        74
Hyundai Engineering & Construction*                              3,120       159
Hyundai Marine & Fire Insurance                                  3,200        40
Hyundai Merchant Marine*                                         6,190        88
Hyundai Motor                                                    4,060       341
Hyundai Steel                                                    3,900       116
Kookmin Bank                                                       520        45
Korea Iron & Steel                                               1,600        52
Korea Zinc                                                       1,250        98
Korean Reinsurance                                               3,672        40
LG Insurance                                                       920        13
Lotte Samkang                                                       90        20
LS Cable                                                         2,270        84
Meritz Fire & Marine Insurance                                  13,390        63
Namyang Dairy Products                                             150       104
POSCO                                                            2,107       543
S-Oil                                                            1,540       118
Samsung Electronics                                                900       584
Samsung Heavy Industries                                         7,260       130
Samsung Securities                                               2,240       120
Shinhan Financial Group                                          7,160       321
SK Telecom ADR                                                   1,130       224
Woori Finance Holdings                                          11,250       224
                                                                         -------
                                                                           4,368
                                                                         -------
SPAIN (4.6%)
Acciona (A)                                                      3,000       480
Banco Bilbao Vizcaya Argentaria (A)*                             8,000       172
Banco Santander Central Hispano (A)                            117,300     1,760
Cementos Portland Valderrivas (A)                                2,600       280
Cia Espanola de Petroleos (A)                                    8,900       490
Corp Mapfre (A)                                                  9,745       204
Fomento de Construcciones y
  Contratas (A)                                                  6,000       456
Iberdrola* (A)                                                  30,400     1,008
Inmobiliaria Urbis                                              11,900       230
Telefonica (A)                                                  98,837     1,594
                                                                         -------
                                                                           6,674
                                                                         -------
SWEDEN (2.1%)
Boliden*                                                        27,800       427
NCC                                                              1,709        46
Nordea Bank*                                                    81,500     1,007
Saab, Cl B                                                      10,900       274
SAS*                                                             5,512        77
Tele2, Cl B                                                     27,800       329
Telefonaktiebolaget LM
   Ericsson, Cl B*                                              35,000       133
TeliaSonera                                                    131,200       787
                                                                         -------
                                                                           3,080
                                                                         -------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   49

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                           VALUE
                                                               SHARES      (000)
                                                              -------   --------
SWITZERLAND (7.1%)
Bobst Group                                                     1,207   $     51
Ciba Specialty Chemicals                                        5,400        323
Compagnie Financiere
  Richemont, Cl A                                              15,500        743
Credit Suisse Group*                                           22,700      1,274
Gurit-Heberlein*                                                  320        344
Holcim*                                                         8,000        637
Implenia*                                                       3,054         64
Kardex*                                                         4,400        224
Nestle*                                                         1,250        371
Novartis                                                       20,400      1,134
Roche Holding                                                   7,300      1,087
Serono*                                                           480        335
Sulzer*                                                           390        266
Swiss Life Holding                                              1,890        396
Swiss Reinsurance*                                             10,700        748
UBS*                                                            3,600        395
Waadt Versicherungen Holding                                      340         38
Xstrata                                                        20,700        670
Zueblin Immobilien Holding*                                    21,900        196
Zurich Financial Services*                                      4,450      1,045
                                                                        --------
                                                                          10,341
                                                                        --------
UNITED KINGDOM (16.0%)
3i Group                                                       28,000        457
Amec                                                           33,800        237
Amvescap                                                       42,700        398
Anglo American                                                 33,700      1,298
Antofagasta                                                     9,600        356
Arla Foods                                                      8,475         10
Arriva                                                         20,600        220
AstraZeneca                                                    10,400        524
Aviva                                                          73,100      1,015
BAE Systems                                                    41,000        300
Barclays                                                       39,200        459
BHP Billiton                                                   70,400      1,286
BP                                                             97,600      1,121
British Airways*                                               10,124         62
Compass Group                                                 107,400        426
Corus Group                                                   277,300        424
Expro International Group                                      31,800        409
Filtronic                                                       5,512         16
First Choice Holidays                                          60,000        224
Firstgroup                                                     39,000        288
Gallaher Group                                                 31,000        452
GlaxoSmithKline                                                36,000        941
Greene King                                                       703          9
Hanson                                                         13,573        178
HBOS                                                           73,400      1,225
Henderson Group                                               147,071        219
HSBC Holdings                                                  63,064      1,057
Investec                                                        6,503        332

                                                                           VALUE
                                                               SHARES      (000)
                                                              -------   --------
Legal & General Group                                         250,500   $    618
Liberty International                                           2,406         49
LogicaCMG                                                      45,000        153
Old Mutual                                                    170,000        594
Prudential                                                     80,500        933
Rio Tinto                                                      23,100      1,173
Royal Bank of Scotland Group                                   59,600      1,939
SABMiller                                                      35,800        707
Scottish & Newcastle                                           26,783        242
Scottish Power                                                 66,600        673
Shire                                                          25,700        394
Stagecoach Group                                               25,419         51
Stolt-Nielsen*                                                  6,632        206
Taylor Woodrow                                                 44,700        314
Unilever*                                                      89,500        916
Vodafone Group                                                202,800        425
                                                                        --------
                                                                          23,330
                                                                        --------
TOTAL COMMON STOCK
   (COST $127,065)                                                       141,200
                                                                        --------
CASH EQUIVALENTS(0.8%)
BlackRock TempCash
  Fund, Institutional
  Shares, 4.65% (B)                                            55,701         56
BlackRock Temp Fund,
  4.62% (B)                                                    55,701         56
PNC Bank Money Market
  Fund, 4.26% (B)                                             998,654        998
                                                                        --------
TOTAL CASH EQUIVALENTS (COST $1,110)                                       1,110
                                                                        --------
TOTAL INVESTMENTS (97.5%) (COST $128,175)                                142,310

    The accompanying notes are an integral part of the financial statements.


50   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2006

                                                                           VALUE
                                                                           (000)
                                                                       ---------
OTHER ASSETS AND LIABILITIES (2.5%)
Payable for investment securities purchased                            $   (269)
Payable due to Investment Adviser                                           (92)
Payable due to Shareholder Servicing Agent                                  (30)
Payable for capital shares redeemed                                         (24)
Payable due to Administrator                                                (18)
Other assets and liabilities, net                                         4,041
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                        3,608
                                                                       ========
NET ASSETS (100.0%)                                                    $145,918
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares (unlimited authorization -
   no par value)                                                       $129,054
Distributions in excess of net investment income                           (754)
Accumulated net realized gain on investments                              3,462
Net unrealized appreciation on investments                               14,135
Net unrealized appreciation on foreign currency and translation of
   other assets and liabilities in foreign currency investments              21
                                                                       --------
NET ASSETS                                                             $145,918
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-CLASS II
   SHARES ($145,918,044 / 14,685,770)                                  $   9.94
                                                                       ========

*    Non-income producing security.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2006 was $6,832 (000), or represented 4.68% of net assets.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class
GDR - Global Depositary Receipts

Amounts listed as "-" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   51

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Small Cap Value Opportunities Fund
March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Industrials                  21.6%
Financials                   19.8%
Consumer Discretionary       11.9%
Energy                       11.7%
Cash Equivalents++           11.6%
Information Technology        8.1%
Materials                     6.0%
Health Care                   5.3%
Consumer Staples              1.7%
Utilities                     1.6%
Telecommunication Services    0.7%

+    Percentages are based on total investments.

++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                               SHARES    (000)
                                                              -------   -------
COMMON STOCK (92.1%)
CONSUMER DISCRETIONARY (12.4%)
American Greetings, Cl A                                      108,500   $ 2,346
Belo, Cl A                                                     81,600     1,622
Benihana*                                                      14,207       436
Benihana, Cl A*                                                21,815       675
Bob Evans Farms                                                39,630     1,177
Callaway Golf                                                  94,500     1,625
Charming Shoppes*                                              68,470     1,018
Domino's Pizza                                                 63,700     1,819
DSW*                                                           45,480     1,424
Finish Line, Cl A                                              75,000     1,234
Isle of Capri Casinos*                                         37,650     1,253
Men's Wearhouse                                                40,490     1,455
Orient-Express Hotels, Cl A                                    35,790     1,404
Phillips-Van Heusen                                            37,330     1,426
Pinnacle Entertainment*                                        45,270     1,275
Polaris Industries                                             22,500     1,228
Source Interlink*                                              60,150       686
Steiner Leisure*                                               19,400       786
Too*                                                           44,070     1,514
United Auto Group                                              19,100       821
                                                                        -------
                                                                         25,224
                                                                        -------
CONSUMER STAPLES (1.7%)
Casey's General Stores                                         36,160       827
Del Monte Foods*                                               68,500       812

                                                                         VALUE
                                                               SHARES    (000)
                                                              -------   -------
Flowers Foods                                                  43,240   $ 1,284
WD-40                                                          20,700       639
                                                                        -------
                                                                          3,562
                                                                        -------
ENERGY (12.2%)
Berry Petroleum, Cl A                                          23,700     1,622
Cimarex Energy*                                                76,900     3,327
Comstock Resources*                                            42,450     1,260
Covanta Holding*                                              103,770     1,730
Encore Acquisition*                                            83,600     2,592
Helmerich & Payne                                              22,600     1,578
Hydril*                                                        20,530     1,600
James River Coal*                                              46,800     1,590
Lone Star Technologies*                                        24,300     1,347
Lufkin Industries                                              17,800       987
Oil States International*                                      41,770     1,539
Remington Oil & Gas*                                           37,700     1,629
Southwestern Energy*                                           25,000       805
Tidewater                                                      29,500     1,629
Whiting Petroleum*                                             38,500     1,578
                                                                        -------
                                                                         24,813
                                                                        -------
FINANCIALS (20.6%)
1st Source                                                     22,800       684
Advanta                                                        50,360     1,857
Alexandria Real Estate Equities                                16,370     1,561
Beverly Hills Bancorp                                          71,330       756
BioMed Realty Trust                                            51,880     1,538
Cardinal Financial                                             69,300       938
Columbia Equity Trust                                          68,720     1,208
Commercial Capital Bancorp                                     86,000     1,209
Corporate Office Properties Trust                              35,790     1,637
Delphi Financial Group, Cl A                                   20,270     1,046
EastGroup Properties                                           32,570     1,545
Fidelity Bankshares                                            39,260     1,320
First Midwest Bancorp                                          23,240       850
First Republic Bank                                            40,945     1,548
Fpic Insurance Group*                                          36,360     1,374
Hanmi Financial                                                27,800       502
Heritage Commerce*                                             66,390     1,660
Kilroy Realty                                                  17,100     1,321
MAF Bancorp                                                    16,192       709
Maguire Properties                                             38,140     1,392
MarketAxess Holdings*                                         100,600     1,210
Navigators Group*                                              27,150     1,347
Nelnet, Cl A*                                                  30,190     1,257
Ohio Casualty                                                  50,520     1,601
Platinum Underwriters Holdings                                 48,500     1,411
ProAssurance*                                                  24,890     1,294
Provident Bankshares                                           25,450       928
Republic Property Trust*                                      109,060     1,284
Signature Bank*                                                50,270     1,638
UMB Financial                                                  24,190     1,699
United America Indemnity, Cl A*                                63,350     1,451

    The accompanying notes are an integral part of the financial statements.


52   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS

Constellation Small Cap Value Opportunities Fund March 31, 2006

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   --------
Virginia Commerce Bancorp*                                    38,405   $  1,381
WSFS Financial                                                15,900        999
                                                                         42,155
                                                                       --------
HEALTH CARE (5.5%)
Analogic                                                      35,140      2,326
Angitech Pharmaceuticals*                                     89,850      1,330
Apria Healthcare Group*                                       54,000      1,241
Horizon Health*                                               25,560        506
Manor Care                                                    18,400        816
PolyMedica                                                    35,480      1,503
Thoratec*                                                     47,970        924
Trizetto Group*                                               39,900        702
West Pharmaceutical Services                                  55,390      1,923
                                                                       --------
                                                                         11,271
                                                                       --------
INDUSTRIALS (22.5%)
ACCO Brands*                                                  74,000      1,643
Actuant, Cl A                                                 25,590      1,567
Airtran Holdings*                                             36,400        659
Amerco*                                                       25,090      2,483
American Commercial Lines*                                    46,077      2,175
Astec Industries*                                             29,850      1,072
Aviall*                                                       35,630      1,357
Brightpoint*                                                  40,957      1,272
Brink's                                                       32,100      1,629
Consolidated Graphics*                                        26,180      1,364
DRS Technologies (A)                                          22,950      1,259
Ennis                                                         42,000        819
EnPro Industries*                                             30,360      1,041
Federal Signal                                                50,890        941
FTI Consulting*                                               38,420      1,096
Gardner Denver*                                               26,400      1,721
Greenbrier                                                    30,500      1,222
Griffon*                                                      79,790      1,982
Kaman                                                         75,230      1,893
Kaydon                                                        20,100        811
KHD Humboldt Wedag
   International, ADR*                                        27,130        673
Kirby (A)*                                                    26,220      1,786
Lincoln Electric Holdings                                     19,100      1,031
Nordson                                                       35,840      1,787
PHH*                                                          43,850      1,171
Tetra Tech*                                                   53,180      1,015
Trinity Industries                                            25,000      1,360
US Airways Group*                                             52,600      2,104
Wabtec                                                        41,780      1,362
Walter Industries (A)                                         50,520      3,366
Washington Group International*                               41,630      2,389
                                                                       --------
                                                                         46,050
                                                                       --------
INFORMATION TECHNOLOGY (8.5%)
Benchmark Electronics*                                        38,010      1,458
Brocade Communications Systems*                              251,760      1,682
CalAmp*                                                       89,840      1,055
Electronics for Imaging*                                      47,800      1,337

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   --------
Foundry Networks*                                             74,250   $  1,348
Gerber Scientific*                                            65,200        674
Gevity HR                                                     52,000      1,272
Lionbridge Technologies*                                     177,690      1,405
MoneyGram International                                       52,500      1,613
NAM TAI Electronics                                           33,690        772
Standard Microsystems*                                        42,130      1,094
THQ*                                                          56,110      1,453
Varian Semiconductor
   Equipment Associates*                                      45,090      1,266
Xyratex*                                                      26,780        844
                                                                       --------
                                                                         17,273
                                                                       --------
MATERIALS (6.2%)
Aleris International (A)*                                     36,240      1,742
Bowater                                                       54,500      1,612
Century Aluminum*                                             39,300      1,668
Cleveland-Cliffs (A)                                          11,830      1,031
Foundation Coal Holdings                                      36,240      1,491
Hawk, Cl A*                                                   74,660      1,039
Ladish*                                                       46,540      1,348
Martin Marietta Materials                                      7,700        824
Texas Industries (A)                                          32,540      1,969
                                                                       --------
                                                                         12,724
                                                                       --------
TELECOMMUNICATION SERVICES (0.8%)
Arris Group*                                                 111,230      1,531
                                                                       --------
UTILITIES (1.7%)
Allete                                                        24,840      1,158
El Paso Electric                                              58,110      1,106
WPS Resources                                                 24,600      1,211
                                                                       --------
                                                                          3,475
                                                                       --------
TOTAL COMMON STOCK
   (COST $166,867)                                                      188,078
                                                                       --------
CASH EQUIVALENT (9.3%)
PNC Bank Money Market
   Fund, 4.26% (B)                                        19,063,020     19,063
                                                                       --------
TOTAL CASH EQUIVALENT
   (COST $19,063)                                                        19,063
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES (2.8%)
BlackRock Institutional Money
   Market Trust                                            5,677,856      5,678
                                                                       --------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $5,678)                                                          5,678
                                                                       --------
TOTAL INVESTMENTS (104.2%)
   (COST $191,608)                                                      212,819
                                                                       --------

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   53

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS

Constellation Small Cap Value Opportunities Fund March 31, 2006

                                                                         VALUE
                                                                         (000)
                                                                       --------
OTHER ASSETS AND LIABILITIES (-4.2%)
Obligation to return securities lending collateral                     $ (5,678)
Payable for investment securities purchased                              (5,783)
Payable due to Investment Adviser                                          (147)
Payable for capital shares redeemed                                         (29)
Payable due to Shareholder Servicing Agent                                  (39)
Payable due to Administrator                                                (23)
Other assets and liabilities, net                                         3,140
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                       (8,559)
                                                                       ========
NET ASSETS (100.0%)                                                    $204,260
                                                                       --------
NET ASSETS CONSIST OF:
Portfolio capital of Class II Shares
   (unlimited authorization - no par value)                            $180,624
Distributions in excess of net investment income                           (276)
Accumulated net realized gain on investments                              2,701
Net unrealized appreciation on investments                               21,211
                                                                       --------
NET ASSETS                                                             $204,260
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($204,259,701 /10,023,265)                                          $  20.38
                                                                       ========

*    Non-income producing security.

(A) The security or a portion of this security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $5,350,036.

(B)  The rate shown was the 7-day effective yield as of March 31, 2006.

ADR - American Depositary Receipt
Cl - Class

    The accompanying notes are an integral part of the financial statements.


54   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS

Constellation Strategic Value and High Income Fund March 31, 2006

SECTOR WEIGHTINGS+

                                     [CHART]

Affiliated Equity Fund          62.8%
Affiliated Fixed Income Funds   37.2%

+Percentages are based on total investments.

                                                                          VALUE
                                                                SHARES    (000)
                                                                ------   ------
AFFILIATED EQUITY FUND (63.0%)
Constellation Clover Small Cap
   Value Fund, Class I Shares                                   38,698   $  788
                                                                         ------
TOTAL AFFILIATED EQUITY FUND
   (COST $585)                                                              788
                                                                         ======
AFFILIATED FIXED INCOME FUNDS (37.6%)
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund,
   Class I Shares                                               23,792      238
Constellation Clover Core Fixed
   Income Fund, Class I Shares                                  24,420      232
                                                                         ------
TOTAL AFFILIATED FIXED INCOME FUNDS
   (COST $476)                                                              470
                                                                         ======
TOTAL INVESTMENTS (100.6%)
   (COST $1,061)                                                          1,258
                                                                         ======

                                                                          VALUE
                                                                          (000)
                                                                         ------
OTHER ASSETS AND LIABILITIES (-0.6%)
Receivable from Investment Adviser                                       $    2
Payable for investment securities purchased                                 (37)
Other assets and liabilities, net                                            28
                                                                         ------
TOTAL OTHER ASSETS AND LIABILITIES                                           (7)
                                                                         ======
NET ASSETS (100.0%)                                                      $1,251
                                                                         ======
NET ASSETS CONSIST OF:
Portfolio capital of Class I Shares
   (unlimited authorization - no par value)                              $1,047
Accumulated net realized gain on investments                                  7
Net unrealized appreciation on investments                                  197
                                                                         ------
NET ASSETS                                                               $1,251
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($1,251,066 / 83,174)                                                 $15.04
                                                                         ======

    The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   55

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                                             Constellation
                                              Constellation   Constellation    Clover Core
                                               Clover Core    Clover Small    Fixed Income
                                               Value Fund    Cap Value Fund       Fund
                                             --------------  --------------  --------------
                                             6 months ended  6 months ended  6 months ended
                                                 3/31/06         3/31/06         3/31/06
                                             --------------  --------------  --------------
Investment Income:
   Dividend                                     $   922         $ 1,741          $   8
   Interest                                          --              --            632
   Securities lending                                14              97             --
   Foreign taxes withheld                            (2)             --             --
                                                -------         -------          -----
      Total Investment income                       934           1,838            640
                                                -------         -------          -----
Expenses:
   Investment advisory fees                         532           1,584             59
   Administrator fees                                92             272             19
   Trustees' fees                                     4              12              1
   Shareholder servicing fees(1)                     --              --             --
   Transfer agent fees                               73             397             22
   Professional fees                                 19              43              9
   Registration fees                                 13              63              4
   Custodian fees                                    12              42              2
   Printing fees                                      9              27              2
   Insurance and other fees                           9              25              2
                                                -------         -------          -----
      Total expenses                                763           2,465            120
                                                -------         -------          -----
   Less:
      Investment advisory fees waived                --              --            (10)
                                                -------         -------          -----
      Net expenses                                  763           2,465            110
                                                -------         -------          -----
         Net investment income (loss)               171            (627)           530
                                                -------         -------          -----
   Net realized gain (loss) from investment
      securities sold                            13,675          42,781            (66)
   Net change in unrealized appreciation
      (depreciation) of investment
      securities                                 (8,324)          2,281           (545)
                                                -------         -------          -----
   Net realized and unrealized gain (loss)
      on investments                              5,351          45,062           (611)
                                                -------         -------          -----
   Net increase (decrease) in net assets
      resulting from operations                 $ 5,522         $44,435          $ (81)
                                                =======         =======          =====

----------
(1)  Attributable to Class II Shares only.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


56   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

                                              Constellation
                                             Chartwell Ultra   Constellation    Constellation
                                              Short Duration  Chartwell Short    HLAM Large        Constellation      Constellation
                                               Fixed Income    Duration Fixed   Cap Quality    Pitcairn Diversified  Pitcairn Select
                                                  Fund          Income Fund      Stock Fund         Value Fund          Value Fund
                                             ---------------  ---------------  --------------  --------------------  ---------------
                                              6 months ended   6 months ended  6 months ended     6 months ended      6 months ended
                                                 3/31/06          3/31/06         3/31/06            3/31/06              3/31/06
                                             ---------------  ---------------  --------------  --------------------  ---------------
Investment Income:
   Dividend                                      $     2          $    --         $   115            $  2,172            $   828
   Interest                                        6,073            2,291              --                  --                 --
   Securities lending                                 --                8               2                  27                 11
   Foreign taxes withheld                             --               --              (1)                 --                 --
                                                 -------          -------         -------            --------            -------
      Total Investment income                      6,075            2,299             116               2,199                839
                                                 -------          -------         -------            --------            -------
Expenses:
   Investment advisory fees                          325              128              54                 510                187
   Administrator fees                                190               75              11                 121                 46
   Trustees' fees                                      7                3               1                   5                  2
   Shareholder servicing fees(1)                      --               --              19                 206                 78
   Transfer agent fees                               236              105              23                  27                 15
   Professional fees                                  32               16               7                  22                 12
   Registration fees                                  52               22               3                  23                 10
   Custodian fees                                     20                9               5                   7                  3
   Printing fees                                      19                7               1                  12                  4
   Insurance and other fees                           16                7               1                  10                  4
                                                 -------          -------         -------            --------            -------
      Total expenses                                 897              372             125                 943                361
                                                 -------          -------         -------            --------            -------
   Less:
      Investment advisory fees waived                 (4)             (15)            (33)               (102)               (33)
                                                 -------          -------         -------            --------            -------
      Net expenses                                   893              357              92                 841                328
                                                 -------          -------         -------            --------            -------
         Net investment income (loss)              5,182            1,942              24               1,358                511
                                                 -------          -------         -------            --------            -------
   Net realized gain (loss) from investment
      securities sold                               (784)            (187)          1,031               6,676              6,104
   Net change in unrealized appreciation
      (depreciation) of investment
      securities                                    (760)          (1,329)            (39)              2,525             (2,620)
                                                 -------          -------         -------            --------            -------
   Net realized and unrealized gain (loss)
      on investments                              (1,544)          (1,516)            992               9,201              3,484
                                                 -------          -------         -------            --------            -------
   Net increase (decrease) in net assets
      resulting from operations                  $ 3,638          $   426         $ 1,016            $ 10,559            $ 3,995
                                                 =======          =======         =======            ========            =======


                                Constellation Funds 2006 Semi-Annual Report   57

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                              Constellation
                                                                Pitcairn      Constellation    Constellation
                                                               Diversified   Pitcairn Small   Pitcairn Family
                                                               Growth Fund      Cap Fund     Heritage(R) Fund
                                                             --------------  --------------  ----------------
                                                             6 months ended  6 months ended   6 months ended
                                                                 3/31/06         3/31/06         3/31/06
                                                             --------------  --------------  ----------------
Investment Income:
   Dividend                                                      $  628          $   391          $  714
   Interest                                                          --               --              --
   Securities lending                                                34               56              12
   Foreign taxes withheld                                            (1)              (1)             --
                                                                 ------          -------          ------
      Total Investment income                                       661              446             726
                                                                 ------          -------          ------
Expenses:
   Investment advisory fees                                         357              278             340
   Administrator fees                                                86               68              62
   Trustees' fees                                                     3                2               2
   Shareholder servicing fees(1)                                    148              116             106
   Transfer agent fees                                               18               23              23
   Professional fees                                                 18               15              14
   Registration fees                                                 15               13              12
   Custodian fees                                                     6                7               4
   Printing fees                                                      9                7               6
   Insurance and other fees                                           7                6               5
                                                                 ------          -------          ------
      Total expenses                                                667              535             574
                                                                 ------          -------          ------
   Less:
      Investment advisory fees waived                               (74)             (67)            (65)
      Reimbursement from adviser                                     --               --              --
                                                                 ------          -------          ------
      Net expenses                                                  593              468             509
                                                                 ------          -------          ------
         Net investment income (loss)                                68              (22)            217
                                                                 ------          -------          ------
   Net realized gain (loss) from investment securities sold       4,393            7,308           2,720
   Net change in unrealized appreciation (depreciation)
      of investment securities                                    2,165            3,851            (404)
                                                                 ------          -------          ------
   Net realized and unrealized gain (loss)
      on investments                                              6,558           11,159           2,316
                                                                 ------          -------          ------
   Net increase (decrease) in net assets
      resulting from operations                                  $6,626          $11,137          $2,533
                                                                 ======          =======          ======

----------
(1)  Attributable to Class II Shares only.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


58   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

                                                                                                     Constellation
                                                               Constellation      Constellation      Sands Capital
                                                             Pitcairn Taxable  Pitcairn Tax-Exempt  Select Growth    Constellation
                                                                 Bond Fund          Bond Fund            Fund       TIP Mid Cap Fund
                                                             ----------------  -------------------  --------------  ----------------
                                                              6 months ended      6 months ended    6 months ended   6 months ended
                                                                 3/31/06             3/31/06            3/31/06          3/31/06
                                                             ----------------  -------------------  --------------  ----------------
Investment Income:
   Dividend                                                       $     6            $    --           $   552           $   6
   Interest                                                         1,238              2,658                --              --
   Securities lending                                                   4                 --                53              --
   Foreign taxes withheld                                              --                 --               (14)             --
                                                                  -------            -------           -------           -----
      Total Investment income                                       1,248              2,658               591               6
                                                                  -------            -------           -------           -----
Expenses:
   Investment advisory fees                                            78                147             1,674               4
   Administrator fees                                                  34                 83               263               1
   Trustees' fees                                                       1                  3                 8              --
   Shareholder servicing fees(1)                                       59                141               289              --
   Transfer agent fees                                                 14                 18                97              12
   Professional fees                                                   11                 17                43               6
   Registration fees                                                    7                 16                25              --
   Custodian fees                                                       3                  6                23               4
   Printing fees                                                        3                  8                26              --
   Insurance and other fees                                             3                  7                17              --
                                                                  -------            -------           -------           -----
      Total expenses                                                  213                446             2,465              27
                                                                  -------            -------           -------           -----
   Less:
      Investment advisory fees waived                                 (18)               (73)              (53)             (4)
      Reimbursement from adviser                                       --                 --                --             (19)
                                                                  -------            -------           -------           -----
      Net expenses                                                    195                373             2,412               4
                                                                  -------            -------           -------           -----
         Net investment income (loss)                               1,053              2,285            (1,821)              2
                                                                  -------            -------           -------           -----
   Net realized gain (loss) from investment securities sold          (155)               607             1,267              59
   Net change in unrealized appreciation (depreciation)
      of investment securities                                     (1,208)            (2,104)            8,718              91
                                                                  -------            -------           -------           -----
   Net realized and unrealized gain (loss)
      on investments                                               (1,363)            (1,497)            9,985             150
                                                                  -------            -------           -------           -----
   Net increase (decrease) in net assets
      resulting from operations                                   $  (310)           $   788           $ 8,164           $ 152
                                                                  =======            =======           =======           =====


                                Constellation Funds 2006 Semi-Annual Report   59

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                  Constellation
                                                       TIP
                                                  Healthcare &     Constellation
                                                  Biotechnology    International
                                                      Fund          Equity Fund
                                                 --------------   --------------
                                                 6 months ended   6 months ended
                                                     3/31/06          3/31/06
                                                 --------------   --------------
Investment Income:
   Dividend                                          $  261          $  1,432
   Securities lending                                    17                --
   Foreign taxes withheld                                (3)              (87)
                                                     ------          --------
      Total Investment income                           275             1,345
                                                     ------          --------
Expenses:
   Investment advisory fees                             390               581
   Administrator fees                                    48                97
   Trustees' fees                                         2                 3
   Shareholder servicing fees(1)                         82               166
   Transfer agent fees                                   59                18
   Professional fees                                     12                18
   Registration fees                                      6                17
   Custodian fees                                         5               108
   Printing fees                                          5                 9
   Insurance and other fees                               4                16
                                                     ------          --------
      Total expenses                                    613             1,033
                                                     ------          --------
   Less:
      Investment advisory fees waived                    --              (120)
      Reimbursement from adviser                         --                --
                                                     ------          --------
      Net expenses                                      613               913
                                                     ------          --------
         Net investment income (loss)                  (338)              432
                                                     ------          --------
   Net realized gain (loss) from investment
      securities sold                                  (399)           28,671
   Net realized loss from foreign currency
      transactions                                       --               (94)
   Net change in unrealized appreciation
      (depreciation) of investment securities         1,200           (10,085)
   Net change in unrealized appreciation on
      translation of foreign currency and
      other assets and liabilities denominated
      in foreign currency                                --                22
                                                     ------          --------
   Net realized and unrealized gain on
      investments                                       801            18,514
                                                     ------          --------
   Net increase in net assets resulting from
      operations                                     $  463          $ 18,946
                                                     ======          ========

----------

* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.

(1)  Attributable to Class II Shares only.

Amounts designated as "-" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


60   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS                                                 (unaudited)

                                                                   Constellation
                                                 Constellation       Strategic
                                                Small Cap Value      Value and
                                                 Opportunities      High Income
                                                      Fund             Fund
                                                ---------------   --------------
                                                 6 months ended   6 months ended
                                                    3/31/06           3/31/06
                                                ---------------   --------------

Investment Income:
   Dividend                                         $   664            $ 13*
   Securities lending                                    17              --
   Foreign taxes withheld                                --              --
                                                    -------            ----
      Total Investment income                           681              13
                                                    -------            ----
Expenses:
   Investment advisory fees                             625               1
   Administrator fees                                    91               1
   Trustees' fees                                         2              --
   Shareholder servicing fees(1)                        155              --
   Transfer agent fees                                   68              12
   Professional fees                                     16               6
   Registration fees                                      5              --
   Custodian fees                                        32              --
   Printing fees                                          7              --
   Insurance and other fees                               6              --
                                                    -------            ----
      Total expenses                                  1,007              20
                                                    -------            ----
   Less:
      Investment advisory fees waived                   (40)             (1)
      Reimbursement from adviser                         --             (17)
                                                    -------            ----
      Net expenses                                      967               2
                                                    -------            ----
         Net investment income (loss)                  (286)             11
                                                    -------            ----
   Net realized gain (loss) from investment
      securities sold                                 3,030               9*
   Net realized loss from foreign currency
      transactions                                       --              --
   Net change in unrealized appreciation
      (depreciation) of investment securities        15,780              60*
   Net change in unrealized appreciation on
      translation of foreign currency and
      other assets and liabilities
      denominated in foreign currency                    --              --
   Net realized and unrealized gain on
      investments                                    18,810              69
                                                    -------            ----
   Net increase in net assets resulting from
      operations                                    $18,524            $ 80
                                                    =======            ====


                                Constellation Funds 2006 Semi-Annual Report   61

FINANCIAL STATEMENTS

     STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                        Constellation Clover
                                                          Core Value Fund
                                                     -------------------------
                                                     6 months ended year ended
                                                         3/31/06*    9/30/05
                                                     -------------- ----------
Investment activities:
   Net investment income (loss)                         $    171     $    235
   Net realized gain (loss) from securities sold          13,675       12,077
   Net change in unrealized appreciation
      (depreciation) of investments                       (8,324)       9,515
                                                        --------     --------
Net increase (decrease) in net assets resulting from
   operations                                              5,522       21,827
                                                        --------     --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                        (170)        (247)
      Class II Shares                                         --           --
   Realized capital gains
      Class I Shares                                      (9,232)      (5,134)
                                                        --------     --------
Total dividends and distributions                         (9,402)      (5,381)
                                                        --------     --------
Capital share transactions:
Class I
   Proceeds from shares issued                            15,902      124,720
   Proceeds from shares issued in lieu of cash
      distributions                                        9,132        5,275
   Proceeds from shares issued in connection with
      conversion into Class I Shares(1)                       --           --
   Cost of shares redeemed                               (92,289)     (34,904)
                                                        --------     --------
Net increase (decrease) in net assets from Class I
   Shares transactions                                   (67,255)      95,091
                                                        --------     --------
Class II Shares
   Proceeds from shares issued                                --           --
   Proceeds from shares issued in lieu of cash
      distributions                                           --           --
   Cost of shares redeemed in connection with
      conversion into Class I Shares(1)                       --           --
   Cost of shares redeemed                                    --           --
                                                        --------     --------
Net decrease in net assets from Class II Shares
   transactions                                               --           --
                                                        --------     --------
Net increase (decrease) in net assets from capital
   share transactions                                    (67,255)      95,091
                                                        --------     --------
Total increase (decrease) in net assets                  (71,135)     111,537
                                                        --------     --------
Net assets:
   Beginning of period                                   171,251       59,714
                                                        --------     --------
   End of period                                        $100,116     $171,251
                                                        ========     ========
Undistributed net investment income (Accumulated
   net investment loss/Distributions in excess of
   net investment income)                               $     --     $     (1)
Shares issued and redeemed:
Class I
   Issued                                                    872        7,026
   Issued in lieu of cash distributions                      515          307
   Proceeds in connection with conversion into
      Class I Shares(1)                                       --           --
   Redeemed                                               (4,960)      (1,939)
                                                        --------     --------
   Increase (decrease) in Class I Shares                  (3,573)       5,394
                                                        --------     --------
Class II Shares
   Issued                                                     --           --
   Issued in lieu of cash distributions                       --           --
   Redeemed in connection with conversion into
      Class I Shares(1)                                       --           --
   Redeemed                                                   --           --
                                                        --------     --------
   Decrease in Class II Shares                                --           --
                                                        --------     --------
Net increase (decrease) in share transaction              (3,573)       5,394
                                                        ========     ========

----------
*    Unaudited

(1) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information. Amounts designated as "-" are either $0 or have been rounded to $0

    The accompanying notes are an integral part of the financial statements.


62   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                                                                          Constellation Chartwell
                                                        Constellation Clover       Constellation Clover     Ultra Short Duration
                                                        Small Cap Value Fund      Core Fixed Income Fund      Fixed Income Fund
                                                     ------------------------- ------------------------- -------------------------
                                                     6 months ended year ended 6 months ended year ended 6 months ended year ended
                                                        3/31/06*     9/30/05      3/31/06*     9/30/05      3/31/06*      9/30/05
                                                     -------------- ---------- -------------- ---------- -------------- ----------
Investment activities:
   Net investment income (loss)                         $    (627)  $  (2,461)    $   530      $  1,152     $   5,182   $  10,308
   Net realized gain (loss) from securities sold           42,781      71,862         (66)          664          (784)        171
   Net change in unrealized appreciation
      (depreciation) of investments                         2,281       8,593        (545)       (1,101)         (760)     (1,071)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net increase (decrease) in net assets resulting from
   operations                                              44,435      77,994         (81)          715         3,638       9,408
                                                        ---------   ---------     -------      --------     ---------   ---------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                           --          --        (540)       (1,211)       (5,282)    (10,513)
      Class II Shares                                          --          --          --            --            --         (63)
   Realized capital gains
      Class I Shares                                      (60,867)         --        (609)         (395)           --          --
                                                        ---------   ---------     -------      --------     ---------   ---------
Total dividends and distributions                         (60,867)         --      (1,149)       (1,606)       (5,282)    (10,576)
                                                        ---------   ---------     -------      --------     ---------   ---------
Capital share transactions:
Class I
   Proceeds from shares issued                             17,617      90,562       3,026        10,191        19,661     110,726
   Proceeds from shares issued in lieu of cash
      distributions                                        59,758          --       1,113         1,529         5,098      10,207
   Proceeds from shares issued in connection with
      conversion into Class I Shares(1)                        --          --          --            --            --       7,625
   Cost of shares redeemed                               (190,550)   (258,823)     (3,558)      (16,997)     (113,657)   (214,111)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net increase (decrease) in net assets from Class I
   Shares transactions                                   (113,175)   (168,261)        581        (5,277)      (88,898)    (85,553)
                                                        ---------   ---------     -------      --------     ---------   ---------
Class II Shares
   Proceeds from shares issued                                 --          --          --            --            --       1,265
   Proceeds from shares issued in lieu of cash
      distributions                                            --          --          --            --            --          40
   Cost of shares redeemed in connection with
      conversion into Class I Shares(1)                        --          --          --            --            --      (7,625)
   Cost of shares redeemed                                     --          --          --            --            --      (2,566)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net decrease in net assets from Class II Shares
   transactions                                                --          --          --            --            --      (8,886)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net increase (decrease) in net assets from capital
   share transactions                                    (113,175)   (168,261)        581        (5,277)      (88,898)    (94,439)
                                                        ---------   ---------     -------      --------     ---------   ---------
Total increase (decrease) in net assets                  (129,607)    (90,267)       (649)       (6,168)      (90,542)    (95,607)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net assets:
   Beginning of period                                    450,011     540,278      26,166        32,334       305,222     400,829
                                                        ---------   ---------     -------      --------     ---------   ---------
   End of period                                        $ 320,404   $ 450,011     $25,517      $ 26,166     $ 214,680   $ 305,222
                                                        =========   =========     =======      ========     =========   =========
Undistributed net investment income (Accumulated
   net investment loss/Distributions in excess of
   net investment income)                               $    (554)  $      46     $    --      $     --     $      --   $       1
                                                        ---------   ---------     -------      --------     ---------   ---------
Shares issued and redeemed:
Class I
   Issued                                                     683       3,505         311         1,014         1,957      10,957
   Issued in lieu of cash distributions                     2,558          --         115           152           508       1,010
   Proceeds in connection with conversion into
      Class I Shares(1)                                        --          --          --            --            --         755
   Redeemed                                                (7,393)     (9,957)       (368)       (1,682)      (11,313)    (21,188)
                                                        ---------   ---------     -------      --------     ---------   ---------
   Increase (decrease) in Class I Shares                   (4,152)     (6,452)         58          (516)       (8,848)     (8,466)
                                                        ---------   ---------     -------      --------     ---------   ---------
Class II Shares
   Issued                                                      --          --          --            --            --         124
   Issued in lieu of cash distributions                        --          --          --            --            --           4
   Redeemed in connection with conversion into
      Class I Shares(1)                                        --          --          --            --            --        (752)
   Redeemed                                                    --          --          --            --            --        (252)
                                                        ---------   ---------     -------      --------     ---------   ---------
   Decrease in Class II Shares                                 --          --          --            --            --        (876)
                                                        ---------   ---------     -------      --------     ---------   ---------
Net increase (decrease) in share transaction               (4,152)     (6,452)         58          (516)       (8,848)     (9,342)
                                                        =========   =========     =======      ========     =========   =========


                                Constellation Funds 2006 Semi-Annual Report   63

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                       Constellation Chartwell
                                                            Short Duration
                                                          Fixed Income Fund
                                                     ---------------------------
                                                     6 months ended   year ended
                                                        3/31/06*        9/30/05
                                                     --------------   ----------
Investment activities:
   Net investment income (loss)                         $  1,942       $  4,455
   Net realized gain (loss) from securities sold            (187)          (180)
   Net change in unrealized appreciation
      (depreciation) of investments                       (1,329)        (1,390)
                                                        --------       --------
Net increase (decrease) in net assets resulting
   from operations                                           426          2,885
                                                        --------       --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                      (2,182)        (5,053)
      Class II Shares                                         --           (195)
   Realized capital gains
      Class I Shares                                          --             --
      Class II/Investor A Shares                              --             --
                                                        --------       --------
Total dividends and distributions                         (2,182)        (5,248)
                                                        --------       --------
Capital share transactions:
Class I
   Proceeds from shares issued                             1,721          9,316
   Proceeds from shares issued in lieu of cash
      distributions                                        2,154          4,885
   Proceeds from shares issued in connection with
      conversion into Class I Shares(1)                       --         25,880
   Cost of shares redeemed                               (24,646)       (97,355)
                                                        --------       --------
Net decrease in net assets from Class I Shares
      transactions                                       (20,771)       (57,274)
                                                        --------       --------
Class II/Investor A Shares
   Proceeds from shares issued                                --         24,452
   Proceeds from shares issued in lieu of cash
      distributions                                           --            119
   Cost of shares redeemed in connection with
      conversion into Class I Shares(1)                       --        (25,880)
   Proceeds issued in connection with conversion
      into Class II Shares(3)                                 --             --
   Cost of shares redeemed                                    --         (1,337)
                                                        --------       --------
Net increase (decrease)in net assets from Class II
   /Investor A Shares transactions                            --         (2,646)
                                                        --------       --------
Investor B Shares
   Proceeds from shares issued                                --             --
   Proceeds issued in connection with conversion
      into Class II Shares(3)                                 --             --
   Cost of shares redeemed                                    --             --
Net decrease in net assets from Investor B Shares
   transactions                                               --             --
                                                        --------       --------
Net increase (decrease)in net assets from capital
   share transactions                                    (20,771)       (59,920)
                                                        --------       --------
Total increase (decrease) in net assets                  (22,527)       (62,283)
                                                        --------       --------
Net assets:
   Beginning of period                                   112,833        175,116
                                                        --------       --------
   End of period                                        $ 90,306       $112,833
                                                        ========       ========
Undistributed net investment income (Distributions
   in excess of net investment income)                  $      1       $     (4)
                                                        ========       ========
Shares issued and redeemed:
Class I
   Issued                                                    176            934
   Issued in lieu of cash distributions                      220            490
   Issued in connection with conversion into Class
      I Shares(1)                                            --           2,606
   Redeemed                                               (2,520)        (9,747)
                                                        --------       --------
   Decrease in Class I Shares                             (2,124)        (5,717)
                                                        --------       --------
Class II/Investor A Shares
   Issued                                                     --          2,445
   Issued in lieu of cash distributions                       --             12
   Redeemed in connection with conversion into
   Class I Shares(1)                                          --         (2,613)
   Issued in connection with conversion into Class
      II Shares(3)                                            --             --
   Redeemed                                                   --           (134)
                                                        --------       --------
   Increase (decrease) in Class II/Investor A
      Shares                                                  --           (290)
                                                        --------       --------
Investor B Shares
   Issued                                                     --             --
   Redeemed in connection with conversion into
      Class II Shares(3)                                      --             --
   Redeemed                                                   --             --
                                                        --------       --------
   Decrease in Investor B Shares                              --             --
                                                        --------       --------
Net increase (decrease) in share transaction              (2,124)        (6,007)
                                                        ========       ========

----------
*    Unaudited

(1) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

(2) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. The Fund changed it fiscal year end from December 31, to September 30.


64   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                                      Constellation
                                                                        HLAM Large
                                                                       Cap Quality                    Constellation Pitcairn
                                                                        Stock Fund                    Diversified Value Fund
                                                     --------------------------------------------   ---------------------------
                                                     6 months ended    1/1/05 thru     year ended   6 months ended   year ended
                                                        3/31/06*         9/30/05      12/31/04(2)      3/31/06*       9/30/05
                                                     --------------   -------------   -----------   --------------   ----------
Investment activities:
   Net investment income (loss)                          $    24         $   (10)       $    (35)      $  1,358       $  1,691
   Net realized gain (loss) from securities sold           1,031           3,698           6,721          6,676         13,595
   Net change in unrealized appreciation                     (39)         (4,183)         (5,981)         2,525          5,032
      (depreciation) of investments
                                                         -------         -------        --------       --------       --------
Net increase (decrease) in net assets resulting            1,016            (495)            705         10,559         20,318
   from operations                                       -------         -------        --------       --------       --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                          --              --              --             --             --
      Class II Shares                                        (24)             --              --         (1,371)        (1,707)
   Realized capital gains
      Class I Shares                                          --              --              --             --             --
      Class II/Investor A Shares                          (3,853)           (956)         (3,543)       (13,479)            --
                                                         -------         -------        --------       --------       --------
Total dividends and distributions                         (3,877)           (956)         (3,543)       (14,850)        (1,707)
                                                         -------         -------        --------       --------       --------
Capital share transactions:
Class I
   Proceeds from shares issued                                --              --              --             --             --
   Proceeds from shares issued in lieu of cash
      distributions                                           --              --              --             --             --
   Proceeds from shares issued in connection with
      conversion into Class I Shares(1)                       --              --              --             --             --
   Cost of shares redeemed                                    --              --              --             --             --
                                                         -------         -------        --------       --------       --------
Net decrease in net assets from Class I Shares
      transactions                                            --              --              --             --             --
                                                         -------         -------        --------       --------       --------
Class II/Investor A Shares
   Proceeds from shares issued                               308             971           1,180          5,503          6,497
   Proceeds from shares issued in lieu of cash
      distributions                                        3,736             916           3,377          4,126            113
   Cost of shares redeemed in connection with
      conversion into Class I Shares(1)                       --              --               --            --             --
   Proceeds issued in connection with conversion
      into Class II Shares(3)                                 --              --           3,415             --             --
   Cost of shares redeemed                                (3,262)         (5,255)        (20,003)        (6,478)        (8,881)
                                                         -------         -------        --------       --------       --------
Net increase (decrease)in net assets from Class II
   /Investor A Shares transactions                           782          (3,368)        (12,031)         3,151         (2,271)
                                                         -------         -------        --------       --------       --------
Investor B Shares
   Proceeds from shares issued                                --              --              60             --             --
   Proceeds issued in connection with conversion
      into Class II Shares(3)                                 --              --          (3,415)            --             --
   Cost of shares redeemed                                    --              --          (2,463)            --             --
                                                         -------         -------        --------       --------       --------
Net decrease in net assets from Investor B Shares
   transactions                                               --              --          (5,818)            --             --
                                                         -------         -------        --------       --------       --------
Net increase (decrease) in net assets from capital
   share transactions                                        782          (3,368)        (17,849)         3,151         (2,271)
                                                         -------         -------        --------       --------       --------
Total increase (decrease) in net assets                   (2,079)         (4,819)        (20,687)        (1,140)        16,340
                                                         -------         -------        --------       --------       --------
Net assets:
   Beginning of period                                    16,140          20,959          41,646        168,542        152,202
                                                         -------         -------        --------       --------       --------
   End of period                                         $14,061         $16,140        $ 20,959       $167,402       $168,542
                                                         =======         =======        ========       ========       ========
Undistributed net investment income (Distributions
   in excess of net investment income)                   $    --         $    --        $     --       $     (1)      $     --
                                                         =======         =======        =========      ========       ========
Shares issued and redeemed:
Class I                                                       --              --              --             --             --
   Issued                                                     --              --              --             --             --
   Issued in lieu of cash distributions                       --              --              --             --             --
   Issued in connection with conversion into Class
      I Shares(1)                                             --              --              --             --             --
   Redeemed                                              -------         -------        --------       --------       --------
                                                              --              --              --             --             --
   Decrease in Class I Shares                            -------         -------        --------       --------       --------
Class II/Investor A Shares
   Issued                                                     19              45              46            450            537
   Issued in lieu of cash distributions                      238              46             156            351              9
   Redeemed in connection with conversion into
   Class I Shares(1)                                          --              --              --             --             --
   Issued in connection with conversion into Class
      II Shares(3)                                            --              --             137             --             --
   Redeemed                                                 (191)           (252)           (816)          (525)          (735)
                                                         -------         -------        --------       --------       --------
   Increase (decrease) in Class II/Investor A
      Shares                                                  66            (161)           (477)           276           (189)
                                                         -------         -------        --------       --------       --------
Investor B Shares
   Issued                                                     --              --               3             --             --
   Redeemed in connection with conversion into
      Class II Shares(3)                                      --              --            (144)            --             --
   Redeemed                                                   --              --            (106)            --             --
                                                         -------         -------        --------       --------       --------
   Decrease in Investor B Shares                              --              --            (247)            --             --
                                                         -------         -------        --------       --------       --------
Net increase (decrease) in share transaction                  66            (161)           (724)           276           (189)
                                                         =======         =======        =========      ========       ========

(3) On November 8, 2004, Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 10 in Notes to Financial Statements for additional information.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   65

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                Constellation Pitcairn
                                                   Select Value Fund
                                              --------------------------
                                              6 months ended  year ended
                                                 3/31/06*       9/30/05
                                              --------------  ----------
Investment activities:
   Net investment income (loss)                  $   511       $    405
   Net realized gain from securities sold          6,104          6,622
   Net change in unrealized appreciation
      (depreciation) of investments               (2,620)        (1,620)
                                                 -------        -------
Net increase in net assets resulting from
   operations                                      3,995          5,407
                                                 -------        -------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                               (518)          (407)
   Realized capital gains
      Class II Shares                             (6,049)          (884)
                                                 -------        -------
Total dividends and distributions                 (6,567)        (1,291)
                                                 -------        -------
Capital share transactions:
Class II Shares
   Proceeds from shares issued                     1,477          3,929
   Proceeds from shares issued in lieu of
      cash distributions                           2,130            486
   Cost of shares redeemed                        (4,440)        (4,948)
                                                 -------        -------
Net increase (decrease)in net assets from
   Class II Shares transactions                     (833)          (533)
                                                 -------        -------
Total increase (decrease) in net assets           (3,405)         3,583
                                                 -------        -------
Net assets:
   Beginning of period                            65,400         61,817
                                                 -------        -------
   End of period                                 $61,995        $65,400
                                                 =======        =======
Undistributed net investment income
   (Accumulated net investment
   loss/Distributions in excess of net
   investment income)                            $    --       $     --
                                                 =======        =======
Shares issued and redeemed:
Class II Shares
   Issued                                            135            348
   Issued in lieu of cash distributions              200             42
   Redeemed                                         (394)          (440)
                                                 -------        -------
   Increase (decrease) in Class II Shares            (59)           (50)
                                                 =======        =======

----------
*    Unaudited

Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


66   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                 Constellation Pitcairn     Constellation Pitcairn      Constellation Pitcairn
                                                Diversified Growth Fund         Small Cap Fund          Family Heritage(R) Fund
                                              --------------------------  --------------------------  --------------------------
                                              6 months ended  year ended  6 months ended  year ended  6 months ended  year ended
                                                 3/31/06*       9/30/05      3/31/06*       9/30/05      3/31/06*       9/30/05
                                              --------------  ----------  --------------  ----------  --------------  ----------
Investment activities:
   Net investment income (loss)                  $     68      $    535      $    (22)     $  (261)      $   217       $   413
   Net realized gain from securities sold           4,393           147         7,308       12,671         2,720         4,188
   Net change in unrealized appreciation            2,165         8,563         3,851       (4,457)         (404)          645
      (depreciation) of investments
                                                 --------      --------      --------      -------       -------       -------
Net increase in net assets resulting from
   operations                                       6,626         9,245        11,137        7,953         2,533         5,246
                                                 --------      --------      --------      -------       -------       -------
Dividends and distributions to shareholders:
   Net investment income
      Class II Shares                                 (71)         (536)           --           --          (221)         (418)
   Realized capital gains
      Class II Shares                                  --            --       (12,656)        (732)           --            --
                                                 --------      --------      --------      -------       -------       -------
Total dividends and distributions                     (71)         (536)      (12,656)        (732)         (221)         (418)
                                                 --------      --------      --------      -------       -------       -------
Capital share transactions:
Class II Shares
   Proceeds from shares issued                      5,114        13,521         1,806        2,648           930         5,302
   Proceeds from shares issued in lieu of
      cash distributions                                4            58         4,109          359            28            52
   Cost of shares redeemed                         (6,463)      (10,256)       (5,254)      (7,137)       (3,969)       (3,837)
                                                 --------      --------      --------      -------       -------       -------
Net increase (decrease)in net assets from
   Class II Shares transactions                    (1,345)        3,323           661       (4,130)       (3,011)        1,517
                                                 --------      --------      --------      -------       -------       -------
Total increase (decrease) in net assets             5,210        12,032          (858)       3,091          (699)        6,345
                                                 --------      --------      --------      -------       -------       -------
Net assets:
   Beginning of period                            116,560       104,528        95,939       92,848        84,448        78,103
                                                 --------      --------      --------      -------       -------       -------
   End of period                                 $121,770      $116,560      $ 95,081      $95,939       $83,749       $84,448
                                                 ========      ========      ========      =======       =======       =======
Undistributed net investment income
   (Accumulated net investment
   loss/Distributions in excess of net
   investment income)                            $     (2)     $     --      $     (9)     $    --       $    (1)      $     1
                                                 ========      ========      ========      =======       =======       =======
Shares issued and redeemed:
Class II Shares
   Issued                                             853         2,375           114          165            92           542
   Issued in lieu of cash distributions                 1            10           280           21             2             5
   Redeemed                                        (1,093)       (1,798)         (334)        (443)         (390)         (394)
                                                 --------      --------      --------      -------       -------       -------
   Increase (decrease) in Class II Shares            (239)          587            60         (257)         (296)          153
                                                 ========      ========      ========      =======       =======       =======


                                Constellation Funds 2006 Semi-Annual Report   67

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                            Constellation Pitcairn
                                                                              Taxable Bond Fund
                                                                         ---------------------------
                                                                         6 months ended   year ended
                                                                            3/31/06*        9/30/05
                                                                         --------------   ----------
Investment activities:
   Net investment income (loss)                                             $ 1,053        $ 1,951
   Net realized gain (loss) from securities sold                               (155)          (111)
   Net change in unrealized appreciation (depreciation) of investments       (1,208)        (1,116)
                                                                            -------        -------
Net increase (decrease) in net assets resulting from operations                (310)           724
                                                                            -------        -------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                             --             --
      Class II Shares                                                        (1,055)        (1,946)
   Realized capital gains
      Class I Shares                                                             --             --
      Class II Shares                                                            --             --
                                                                            -------        -------
Total dividends and distributions                                            (1,055)        (1,946)
                                                                            -------        -------
Capital share transactions:
Class I
   Proceeds from shares issued                                                   --             --
   Proceeds from shares issued in lieu of cash distributions                     --             --
   Cost of shares redeemed                                                       --             --
                                                                            -------        -------
Net increase in net assets from Class I Shares transactions                      --             --
                                                                            -------        -------
Class II Shares
   Proceeds from shares issued                                                1,821          9,455
   Proceeds from shares issued in lieu of cash distributions                    260            491
   Cost of shares redeemed                                                   (2,465)        (3,994)
                                                                            -------        -------
Net increase (decrease) in net assets from Class II Shares transactions        (384)         5,952
                                                                            -------        -------
Net increase (decrease) in net assets from capital share transactions          (384)         5,952
                                                                            -------        -------
Total increase (decrease) in net assets                                      (1,749)         4,730
                                                                            -------        -------
Net assets:
   Beginning of period                                                       47,969         43,239
                                                                            -------        -------
   End of period                                                            $46,220        $47,969
                                                                            =======        =======
Undistributed net investment income (Accumulated net investment loss)       $    --        $     2
                                                                            =======        =======
Shares issued and redeemed:
Class I
   Issued                                                                        --             --
   Issued in lieu of cash distributions                                          --             --
   Redeemed                                                                      --             --
                                                                            -------        -------
   Increase in Class I Shares                                                    --             --
                                                                            -------        -------
Class II Shares
   Issued                                                                       176            882
   Issued in lieu of cash distributions                                          25             46
   Redeemed                                                                    (237)          (375)
                                                                            -------        -------
   Increase (decrease) in Class II Shares                                       (36)           553
                                                                            -------        -------
Net increase (decrease) in share transaction                                    (36)           553
                                                                            =======        =======

----------
* Unaudited

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


68   Constellation Funds 2006 Semi-Annual Report

                                                                            Constellation Pitcairn         Constellation Sands
                                                                             Tax-Exempt Bond Fund       Capital Select Growth Fund
                                                                         ---------------------------   ---------------------------
                                                                         6 months ended   year ended   6 months ended   year ended
                                                                            3/31/06*        9/30/05       3/31/06*        9/30/05
                                                                         --------------   ----------   --------------   ----------
Investment activities:
   Net investment income (loss)                                             $  2,285       $  4,383       $ (1,821)      $ (1,193)
   Net realized gain (loss) from securities sold                                 607          1,242          1,267         (3,399)
   Net change in unrealized appreciation (depreciation) of investments        (2,104)        (2,509)         8,718         24,744
                                                                            --------       --------       --------       --------
Net increase (decrease) in net assets resulting from operations                  788          3,116          8,164         20,152
                                                                            --------       --------       --------       --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                              --             --             --             --
      Class II Shares                                                         (2,184)        (4,403)            --             --
   Realized capital gains
      Class I Shares                                                              --             --             --             --
      Class II Shares                                                         (1,409)          (716)            --             --
                                                                            --------       --------       --------       --------
Total dividends and distributions                                             (3,593)        (5,119)            --             --
                                                                            --------       --------       --------       --------
Capital share transactions:
Class I
   Proceeds from shares issued                                                    --             --        105,264         53,246
   Proceeds from shares issued in lieu of cash distributions                      --             --             --             --
   Cost of shares redeemed                                                        --             --         (7,363)       (11,009)
                                                                            --------       --------       --------       --------
Net increase in net assets from Class I Shares transactions                       --             --         97,901         42,237
                                                                            --------       --------       --------       --------
Class II Shares
   Proceeds from shares issued                                                13,769         10,981        160,261        109,776
   Proceeds from shares issued in lieu of cash distributions                     396            336             --             --
   Cost of shares redeemed                                                    (6,104)       (11,619)       (22,116)       (29,808)
                                                                            --------       --------       --------       --------
Net increase (decrease) in net assets from Class II Shares transactions        8,061           (302)       138,145         79,968
                                                                            --------       --------       --------       --------
Net increase (decrease) in net assets from capital share transactions          8,061           (302)       236,046        122,205
                                                                            --------       --------       --------       --------
Total increase (decrease) in net assets                                        5,256         (2,305)       244,210        142,357
                                                                            --------       --------       --------       --------
Net assets:
   Beginning of period                                                       111,575        113,880        244,975        102,618
                                                                            --------       --------       --------       --------
   End of period                                                            $116,831       $111,575       $489,185       $244,975
                                                                            ========       ========       ========       ========
Undistributed net investment income (Accumulated net investment loss)       $    210       $    109       $ (1,821)      $     --
                                                                            ========       ========       ========       ========
Shares issued and redeemed:
Class I
   Issued                                                                         --             --         12,669          7,212
   Issued in lieu of cash distributions                                           --             --             --             --
   Redeemed                                                                       --             --           (897)        (1,513)
                                                                            --------       --------       --------       --------
   Increase in Class I Shares                                                     --             --         11,772          5,699
                                                                            --------       --------       --------       --------
Class II Shares
   Issued                                                                      1,316          1,023         19,447         14,797
   Issued in lieu of cash distributions                                           38             31             --             --
   Redeemed                                                                     (583)        (1,089)        (2,682)        (4,180)
                                                                            --------       --------       --------       --------
   Increase (decrease) in Class II Shares                                        771            (35)        16,765         10,617
                                                                            --------       --------       --------       --------
Net increase (decrease) in share transaction                                     771            (35)        28,537         16,316
                                                                            ========       ========       ========       ========


                                Constellation Funds 2006 Semi-Annual Report   69

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                       Constellation TIP
                                                                                         Mid Cap Fund
                                                                         --------------------------------------------
                                                                         6 months ended   1/1/05 thru(1)   year ended
                                                                            3/31/06*          9/30/05       12/31/04
                                                                         --------------   --------------   ----------
Investment activities:
   Net investment income (loss)                                              $    2           $  --           $  2
   Net realized gain (loss) from securities sold                                 59              62             63
   Net realized loss from foreign currency transactions                          --              --             --
   Net change in unrealized appreciation (depreciation) of investments           91              56              8
   Net change in unrealized appreciation (depreciation) on translation of foreign currency and other assets and liabilities denominated
      in foreign currency                                                        --              --             --
                                                                             ------           -----           ----
Net increase in net assets resulting from operations                            152             118             73
                                                                             ------           -----           ----
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                             (2)             --             (2)
      Class II Shares                                                            --              --             --
   Realized capital gains
      Class I Shares                                                            (61)            (21)           (58)
      Class II Shares                                                            --              --             --
                                                                             ------           -----           ----
Total dividends and distributions                                               (63)            (21)           (60)
                                                                             ------           -----           ----
Capital share transactions:
Class I
   Proceeds from shares issued                                                  368             481             --
   Proceeds from shares issued in lieu of cash distributions                     63              21             60
   Cost of shares redeemed                                                      (32)           (167)            --
                                                                             ------           -----           ----
Net increase in net assets from Class I Shares transactions                     399             335             60
                                                                             ------           -----           ----
Class II Shares
   Proceeds from shares issued                                                   --              --             --
   Proceeds from shares issued in lieu of cash distributions                     --              --             --
   Cost of shares redeemed                                                       --              --             --
                                                                             ------           -----           ----
Net increase (decrease)in net assets from Class II Shares transactions           --              --             --
                                                                             ------           -----           ----
Net increase (decrease)in net assets from capital share transactions            399             335             60
                                                                             ------           -----           ----
Total increase in net assets                                                    488             432             73
                                                                             ------           -----           ----
Net assets:
   Beginning of period                                                          842             410            337
                                                                             ------           -----           ----
   End of period                                                             $1,330           $ 842           $410
                                                                             ======           =====           ====
Undistributed net investment income (Accumulated net investment loss/
   Distributions in excess of net investment income)                         $   --           $  --           $ --
                                                                             ======           =====           ====
Shares issued and redeemed:
Class I
   Issued                                                                        24              34             --
   Issued in lieu of cash distributions                                           4               1              5
   Redeemed                                                                      (2)            (11)            --
                                                                             ------           -----           ----
   Increase in Class I Shares                                                    26              24              5
                                                                             ------           -----           ----
Class II Shares
   Issued                                                                        --              --             --
   Issued in lieu of cash distributions                                          --              --             --
   Redeemed                                                                      --              --             --
   Increase (decrease) in Class II Shares                                        --              --             --
                                                                             ------           -----           ----
Net increase (decrease) in share transaction                                     26              24              5
                                                                             ======           =====           ====

-----------
*    Unaudited

(1) On April 15, 2005 the Constellation Funds acquired the assets and liabilities of the Constellation Institutional Portfolios TIP Midcap Core Portfolio in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. Effective January 1, 2005, the Fund changed it fiscal year end from December 31, to September 30.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


70   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                                                Constellation
                                                                               TIP Healthcare &        Constellation International
                                                                              Biotechnology Fund               Equity Fund
                                                                         ---------------------------   ---------------------------
                                                                         6 months ended   year ended   6 months ended   year ended
                                                                            3/31/06*        9/30/05       3/31/06*        9/30/05
                                                                         --------------   ----------   --------------   ----------
Investment activities:
   Net investment income (loss)                                             $  (338)       $   (577)      $    432       $    943
   Net realized gain (loss) from securities sold                               (399)          2,459         28,671         13,833
   Net realized loss from foreign currency transactions                          --              --            (94)          (213)
   Net change in unrealized appreciation (depreciation) of investments        1,200           6,019        (10,085)        10,818
   Net change in unrealized appreciation (depreciation) on translation of foreign currency and other assets and liabilities denominated
      in foreign currency                                                        --              --             22            (28)
                                                                            -------        --------       --------       --------
Net increase in net assets resulting from operations                            463           7,901         18,946         25,353
                                                                            -------        --------       --------       --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                             --              --             --             --
      Class II Shares                                                            --              --         (1,725)          (238)
   Realized capital gains
      Class I Shares                                                             --              --             --             --
      Class II Shares                                                        (1,786)         (1,234)            --             --
                                                                            -------        --------       --------       --------
Total dividends and distributions                                            (1,786)         (1,234)        (1,725)          (238)
                                                                            -------        --------       --------       --------
Capital share transactions:
Class I
   Proceeds from shares issued                                                   --              --             --             --
   Proceeds from shares issued in lieu of cash distributions                     --              --             --             --
   Cost of shares redeemed                                                       --              --             --             --
                                                                            -------        --------       --------       --------
Net increase in net assets from Class I Shares transactions                      --              --             --             --
                                                                            -------        --------       --------       --------
Class II Shares
   Proceeds from shares issued                                               18,575          34,841          5,484         22,188
   Proceeds from shares issued in lieu of cash distributions                  1,767           1,219            166             27
   Cost of shares redeemed                                                   (7,406)        (18,356)        (4,882)       (26,402)
                                                                            -------        --------       --------       --------
Net increase (decrease)in net assets from Class II Shares transactions       12,936          17,704            768         (4,187)
                                                                            -------        --------       --------       --------
Net increase (decrease)in net assets from capital share transactions         12,936          17,704            768         (4,187)
                                                                            -------        --------       --------       --------
Total increase in net assets                                                 11,613          24,371         17,989         20,928
                                                                            -------        --------       --------       --------
Net assets:
   Beginning of period                                                       59,742          35,371        127,929        107,001
                                                                            -------        --------       --------       --------
   End of period                                                            $71,355        $ 59,742       $145,918       $127,929
                                                                            =======        ========       ========       ========
Undistributed net investment income (Accumulated net investment loss/
   Distributions in excess of net investment income)                        $  (337)       $     --       $   (754)      $    633
                                                                            =======        ========       ========       ========
Shares issued and redeemed:
Class I
   Issued                                                                        --              --             --             --
   Issued in lieu of cash distributions                                          --              --             --             --
   Redeemed                                                                      --              --             --             --
                                                                            -------        --------       --------       --------
   Increase in Class I Shares                                                    --              --             --             --
                                                                            -------        --------       --------       --------
Class II Shares
   Issued                                                                     1,147           2,321            582          2,725
   Issued in lieu of cash distributions                                         110              84             18              3
   Redeemed                                                                    (459)         (1,265)          (540)        (3,251)
                                                                            -------        --------       --------       --------
   Increase (decrease) in Class II Shares                                       798           1,140             60           (523)
                                                                            -------        --------       --------       --------
Net increase (decrease) in share transaction                                    798           1,140             60           (523)
                                                                            =======        ========       ========       ========


                                Constellation Funds 2006 Semi-Annual Report   71

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                 Constellation Small Cap
                                                                 Value Opportunities Fund
                                                               ---------------------------
                                                               6 months ended   year ended
                                                                  3/31/06*        9/30/05
                                                               --------------   ----------
Investment activities:
   Net investment income (loss)                                   $   (286)      $     86
   Net realized gain from securities sold                            3,030          1,491
   Net change in unrealized appreciation of investments             15,780          3,583
                                                                  --------       --------
Net increase in net assets resulting from operations                18,524          5,160
                                                                  --------       --------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                    --             --
      Class II Shares                                                 (124)            --
   Realized capital gains
      Class I Shares                                                    --             --
      Class II/Investor A Shares                                    (1,644)        (1,990)
                                                                  --------       --------
Total dividends and distributions                                   (1,768)        (1,990)
                                                                  --------       --------
Capital share transactions:
Class I
   Proceeds from shares issued                                          --             --
   Proceeds from shares issued in lieu of cash distributions            --             --
   Cost of shares redeemed                                              --             --
                                                                  --------       --------
Net increase in net assets from Class I Shares transactions             --             --
                                                                  --------       --------
Class II
   Proceeds from shares issued
   Proceeds from shares issued in lieu of cash distributions       126,008         86,351
   Cost of shares redeemed                                           1,751          1,947
                                                                   (14,490)       (31,766)
                                                                  --------       --------
Net increase in net assets from Class II Shares transactions       113,269         56,532
                                                                  --------       --------
Net increase in net assets from capital share transactions         113,269         56,532
                                                                  --------       --------
Total increase in net assets                                       130,025         59,702
                                                                  --------       --------
Net assets:
   Beginning of period                                              74,235         14,533
                                                                  --------       --------
   End of period                                                  $204,260       $ 74,235
                                                                  ========       ========
Undistributed net investment income
   (Distributions in excess of net investment income)             $   (276)      $    123
                                                                  ========       ========
Shares issued and redeemed:
Class I
   Issued                                                               --             --
   Issued in lieu of cash distributions                                 --             --
   Redeemed                                                             --             --
                                                                  --------       --------
   Increase in Class I Shares                                           --             --
                                                                  --------       --------
Class II
   Issued                                                            6,657          4,968
   Issued in lieu of cash distributions                                 96            116
   Redeemed                                                           (775)        (1,935)
                                                                  --------       --------
   Increase in Class II Shares                                       5,978          3,149
                                                                  --------       --------
Net increase in Shares transactions                                  5,978          3,149
                                                                  ========       ========

----------
 *   Unaudited

** Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


72   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                                      Constellation
                                                                   Strategic Value and
                                                                    High Income Fund
                                                               ---------------------------
                                                               6 months ended   year ended
                                                                  3/31/06*        9/30/05
                                                               --------------   ----------
Investment activities:
   Net investment income (loss)                                    $   11**       $  50**
   Net realized gain from securities sold                               9**           4**
   Net change in unrealized appreciation of investments                60**          51**
                                                                   ------         -----
Net increase in net assets resulting from operations                   80           105
                                                                   ------         -----
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                  (11)          (50)
      Class II Shares                                                  --            --
   Realized capital gains
      Class I Shares                                                   (6)          (64)
      Class II/Investor A Shares                                       --            --
                                                                   ------         -----
Total dividends and distributions                                     (17)         (114)
                                                                   ------         -----
Capital share transactions:
Class I
   Proceeds from shares issued                                        752           911
   Proceeds from shares issued in lieu of cash distributions           17           113
   Cost of shares redeemed                                           (387)         (915)
                                                                   ------         -----
Net increase in net assets from Class I Shares transactions           382           109
                                                                   ------         -----
Class II
   Proceeds from shares issued                                         --            --
   Proceeds from shares issued in lieu of cash distributions           --            --
   Cost of shares redeemed                                             --            --
                                                                   ------         -----
Net increase in net assets from Class II Shares transactions           --            --
                                                                   ------         -----
Net increase in net assets from capital share transactions            382           109
                                                                   ------         -----
Total increase in net assets                                          445           100
                                                                   ------         -----
Net assets:
   Beginning of period                                                806           706
                                                                   ------         -----
   End of period                                                   $1,251         $ 806
                                                                   ======         =====
Undistributed net investment income
   (Distributions in excess of net investment income)              $   --         $  --
                                                                   ======         =====
Shares issued and redeemed:
Class I
   Issued                                                              51            66
   Issued in lieu of cash distributions                                 1             8
   Redeemed                                                           (26)          (67)
                                                                   ------         -----
   Increase in Class I Shares                                          26             7
                                                                   ------         -----
Class II
   Issued                                                              --            --
   Issued in lieu of cash distributions                                --            --
   Redeemed                                                            --            --
                                                                   ------         -----
   Increase in Class II Shares                                         --            --
                                                                   ------         -----
Net increase in Shares transactions                                    26             7
                                                                   ======         =====


                                Constellation Funds 2006 Semi-Annual Report   73

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

            Net asset                  Realized and
              value,         Net        unrealized    Total from  Dividends from  Distributions
            beginning    investment   gains (losses)  investment  net investment  from capital    Total dividends
            of period  income (loss)  on investments  activities      income          gains      and distributions
            ---------  -------------  --------------  ----------  --------------  -------------  -----------------
Constellation Clover Core Value Fund - Class I Shares
2006*         $19.00       0.03            0.90          0.93        (0.03)           (1.49)           (1.52)
2005          $16.51       0.04            3.90          3.94        (0.04)           (1.41)           (1.45)
2004(1)       $14.18       0.06            2.84          2.90        (0.06)           (0.51)           (0.57)
2003(2)       $11.71       0.05            2.47          2.52        (0.05)              --            (0.05)
2002          $14.85       0.08           (0.61)        (0.53)       (0.08)           (2.53)           (2.61)
2001(3)       $14.23       0.05            0.59          0.64        (0.02)              --            (0.02)
Constellation Clover Small Cap Value Fund - Class I Shares
2006*         $27.63      (0.05)           3.36          3.31           --            (4.53)           (4.53)
2005          $23.76      (0.14)           4.01          3.87           --               --               --
2004(1)       $19.23      (0.01)           4.57          4.56        (0.03)              --            (0.03)
2003          $15.20       0.01            4.04          4.05        (0.02)(4)           --            (0.02)
2002          $16.69       0.06           (1.50)        (1.44)       (0.05)              --            (0.05)
2001(5)       $16.36       0.10            1.67          1.77        (0.05)           (1.39)           (1.44)
Constellation Clover Core Fixed Income Fund - Class I Shares
2006*         $ 9.94       0.20           (0.23)        (0.03)       (0.20)           (0.23)           (0.43)
2005          $10.27       0.42           (0.19)         0.23        (0.42)           (0.14)           (0.56)
2004(1)       $10.40       0.43           (0.13)         0.30        (0.43)              --            (0.43)
2003          $10.55       0.45           (0.10)         0.35        (0.47)           (0.03)           (0.50)
2002          $10.20       0.52            0.35          0.87        (0.52)              --            (0.52)
2001(6)       $ 9.62       0.54            0.58          1.12        (0.54)              --            (0.54)
Constellation Chartwell Ultra Short Duration Fixed Income Fund - Class I Shares
2006*         $10.08       0.21           (0.06)         0.15        (0.21)              --            (0.21)
2005(7)       $10.12       0.30           (0.03)         0.27        (0.31)              --            (0.31)
2004(1)       $10.17       0.21           (0.05)         0.16        (0.21)              --            (0.21)
2003          $10.23       0.08(8)         0.06          0.14        (0.19)           (0.01)           (0.20)
2002          $10.22       0.25            0.05          0.30        (0.29)              --            (0.29)
2001          $10.05       0.54            0.15          0.69        (0.52)              --            (0.52)

----------
* For the six month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized. Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the adviser to the Funds.

+ Inclusive of fees paid indirectly, waivers, reimbursements and expense offsets.

++   Excludes effect of in-kind transfers and mergers.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.

(3) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.


74   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                                                   Ratio of
                                                    Ratio of       Ratio of     net investment
              Net asset              Net assets   net expenses  total expenses   income (loss)  Portfolio
                value,      Total  end of period   to average     to average      to average     turnover
            end of period  return      (000)       net assets+    net assets      net assets+     rate++
            -------------  ------  -------------  ------------  --------------  --------------  ---------
Constellation Clover Core Value Fund - Class I Shares
2006*           $18.41      5.19%     $100,116        1.21%          1.21%           0.27%          41%
2005            $19.00     24.83%     $171,251        1.13%          1.13%           0.24%          75%
2004(1)         $16.51     20.75%     $ 59,714        1.08%          1.08%           0.39%          55%
2003(2)         $14.18     21.61%     $ 46,673        1.13%          1.13%           0.43%          67%
2002            $11.71     (6.37)%    $ 43,571        1.10%          1.13%           0.56%         103%
2001(3)         $14.85      4.50%     $ 41,715        1.10%          1.16%           0.30%         128%
Constellation Clover Small Cap Value Fund - Class I Shares
2006*           $26.41     14.13%     $320,404        1.32%          1.32%          (0.34)%         43%
2005            $27.63     16.29%     $450,011        1.23%          1.23%          (0.48)%         78%
2004(1)         $23.76     23.72%     $540,278        1.22%          1.22%          (0.09)%         61%
2003            $19.23     26.66%     $394,946        1.27%          1.27%           0.08%          52%
2002            $15.20     (8.69)%    $464,576        1.26%          1.26%           0.31%          38%
2001(5)         $16.69     12.15%     $178,164        1.28%          1.28%           0.37%         120%
Constellation Clover Core Fixed Income Fund - Class I Shares
2006*           $ 9.48     (0.34)%    $ 25,517        0.84%          0.92%           4.04%          25%
2005            $ 9.94      2.27%     $ 26,166        0.80%          0.86%           3.91%          70%
2004(1)         $10.27      2.97%     $ 32,334        0.80%          0.85%           3.94%          45%
2003            $10.40      3.37%     $ 43,391        0.78%          0.87%           4.25%          46%
2002            $10.55      8.85%     $ 42,924        0.75%          0.87%           5.03%          49%
2001(6)         $10.20     11.99%     $ 34,074        0.75%          1.01%           5.50%          34%
Constellation Chartwell Ultra Short Duration Fixed Income Fund - Class I Shares
2006*           $10.02      1.46%     $214,680        0.69%          0.69%           3.99%          15%
2005(7)         $10.08      2.67%     $305,222        0.59%          0.62%           2.93%          68%
2004(1)         $10.12      1.63%     $391,934        0.46%          0.58%           2.08%          44%
2003            $10.17      1.40%     $462,567        0.41%          0.62%           0.78%         222%
2002            $10.23      2.95%     $470,021        0.36%          0.60%           2.27%          71%
2001            $10.22      7.09%     $ 93,531        0.36%          0.87%           5.09%         119%

----------
(4)  Includes return of capital of $0.004.

(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.

(6) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.

(7) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

(8)  Based on average shares outstanding.

Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   75

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

             Net asset                    Realized and
              value,         Net           unrealized     Total from   Dividends from   Distributions
             beginning    investment     gains (losses)   investment   net investment   from capital     Total dividends
             of period   income (loss)   on investments   activities       income           gains       and distributions
             ---------   -------------   --------------   ----------   --------------   -------------   -----------------
Constellation Chartwell Short Duration Fixed Income Fund - Class I Shares
2006*          $ 9.87        0.21            (0.17)          0.04          (0.21)             --             (0.21)
2005(1)        $10.04        0.31            (0.10)          0.21          (0.38)             --             (0.38)
2004(2)        $10.14        0.28            (0.10)          0.18          (0.28)             --             (0.28)
2003           $10.24        0.17(3)          0.05           0.22          (0.25)          (0.07)            (0.32)
2002           $10.16        0.35             0.12           0.47          (0.39)             --             (0.39)
2001           $ 9.82        0.57             0.32           0.89          (0.55)             --             (0.55)
Constellation HLAM Large Cap Quality Stock Fund - Class II/Investor A Shares
2006*          $19.92        0.03             1.18           1.21          (0.03)          (5.04)            (5.07)
2005(4)(5)     $21.58       (0.01)           (0.43)         (0.44)            --           (1.22)            (1.22)
2004           $24.73        0.01             1.16           1.17             --           (4.32)            (4.32)
2003           $24.02       (0.07)            4.58           4.51             --           (3.80)            (3.80)
2002           $30.89       (0.08)           (6.79)         (6.87)            --              --                --
2001           $33.89       (0.12)           (2.88)         (3.00)            --              --                --
2000           $33.71       (0.06)            0.24           0.18             --              --                --
Constellation Pitcairn Diversified Value Fund - Class II Shares
2006*          $12.60        0.10             0.68           0.78          (0.10)          (1.02)            (1.12)
2005           $11.22        0.13             1.38           1.51          (0.13)             --             (0.13)
2004(2)(6)     $10.26        0.10             0.97           1.07          (0.11)             --             (0.11)
2003           $ 8.50        0.12             1.77           1.89          (0.13)             --             (0.13)
2002           $ 9.19        0.10            (0.69)         (0.59)         (0.10)             --             (0.10)
2001           $10.52        0.09            (1.33)         (1.24)         (0.09)             --             (0.09)
2000(7)        $10.00        0.01(3)          0.51           0.52             --              --                --
Constellation Pitcairn Select Value Fund - Class II Shares
2006*          $11.60        0.09             0.62           0.71          (0.09)          (1.11)            (1.20)
2005           $10.87        0.07             0.89           0.96          (0.07)          (0.16)            (0.23)
2004(2)(6)     $10.38        0.08             0.66           0.74          (0.09)          (0.16)            (0.25)
2003           $ 8.36        0.08             2.03           2.11          (0.09)             --             (0.09)
2002           $10.01        0.09            (1.65)         (1.56)         (0.09)             --             (0.09)
2001           $10.96        0.09            (0.95)         (0.86)         (0.09)             --             (0.09)
2000(8)        $10.00        0.02             0.95           0.97          (0.01)             --             (0.01)

----------
* For the six month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized. Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the adviser to the Funds.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.

(2) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(3)  Based on average shares outstanding.


76   Constellation Funds 2006 Semi-Annual Report

                                                           Ratio of        Ratio of        Ratio of net
                                           Net assets    net expenses   total expenses   investment income   Portfolio
             Net asset value,   Total    end of period    to average      to average     (loss) to average   turnover
              end of period     return        (000)      net assets++     net assets       net assets++       rate+++
             ----------------   ------   -------------   ------------   --------------   -----------------   ---------
Constellation Chartwell Short Duration Fixed Income Fund - Class I Shares
2006*             $ 9.70          0.39%     $ 90,306         0.70%           0.73%             3.79%              1%
2005(1)           $ 9.87          2.12%     $112,833         0.61%           0.66%             3.18%             46%
2004(2)           $10.04          1.84%     $172,213         0.46%           0.60%             2.49%             84%
2003              $10.14          2.15%     $252,772         0.41%           0.62%             1.65%            200%
2002              $10.24          4.69%     $264,010         0.36%           0.60%             3.27%            178%
2001              $10.16          9.35%     $ 68,405         0.36%           0.72%             5.65%            104%
Constellation HLAM Large Cap Quality Stock Fund - Class II/Investor A Shares
2006*             $16.06          6.68%     $ 14,061         1.20%           1.62%             0.31%              5%
2005(4)(5)        $19.92         (2.09)%+   $ 16,140         1.25%           1.65%            (0.08)%            37%
2004              $21.58          4.73%     $ 20,959         1.30%           1.97%             0.04%              7%
2003              $24.73         19.07%     $ 35,806         1.30%           1.82%            (0.27)%            28%
2002              $24.02        (22.20)%    $ 34,963         1.29%           1.46%            (0.32)%            19%
2001              $30.89         (8.85)%    $ 51,402         1.25%           1.44%            (0.36)%            19%
2000              $33.89          0.53%     $ 62,884         1.29%           1.37%            (0.17)%            34%
Constellation Pitcairn Diversified Value Fund - Class II Shares
2006*             $12.26          6.61%     $167,402         1.02%           1.14%             1.64%             30%
2005              $12.60         13.47%     $168,542         1.09%           1.21%             1.04%             64%
2004(2)(6)        $11.22         10.50%+    $152,202         1.02%           1.14%             1.06%             75%
2003              $10.26         22.43%     $143,641         1.01%           1.14%             1.32%             59%
2002              $ 8.50         (6.43)%    $122,391         1.02%           1.13%             1.17%             26%
2001              $ 9.19        (11.87)%    $139,767         1.00%           1.16%             0.92%             48%
2000(7)           $10.52          5.24%+    $165,823         1.00%           1.22%             0.73%             12%
Constellation Pitcairn Select Value Fund - Class II Shares
2006*             $11.11          6.70%     $ 61,995         1.05%           1.16%             1.63%             96%
2005              $11.60          8.82%     $ 65,400         1.14%           1.24%             0.63%             94%
2004(2)(6)        $10.87          7.16%+    $ 61,817         1.03%           1.19%             0.84%            111%
2003              $10.38         25.48%     $ 58,133         1.02%           1.23%             0.86%            104%
2002              $ 8.36        (15.77)%    $ 48,455         1.02%           1.19%             0.92%            110%
2001              $10.01         (7.90)%    $ 60,986         1.00%           1.19%             0.85%            104%
2000(8)           $10.96          9.70%+    $ 62,392         1.00%           1.33%             0.95%             27%

----------
(4) On November 8, 2004, the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc., in a tax-free reorganization. Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction, and as a result, its operating results for the periods prior to November 8, 2004 have been carried forward in these financial highlights. See Note 10 in Notes to Financial Statements for additional information.

(5) For the nine-month period ended September 30, 2005. All ratios for the period have been annualized. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(6) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.

(7) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(8) Commenced operations on August 11, 2000. All ratios for the period have been annualized.

Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   77

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

             Net asset                   Realized and
              value,          Net          unrealized     Total from   Dividends from   Distributions
             beginning     investment    gains (losses)   investment   net investment    from capital    Total dividends
             of period   income (loss)   on investments   activities       income           gains       and distributions
             ---------   -------------   --------------   ----------   --------------   -------------   -----------------
Constellation Pitcairn Diversified Growth Fund - Class II Shares
2006*          $ 5.80           --             0.33          0.33             --(3)           --                 --
2005           $ 5.36         0.03             0.44          0.47          (0.03)             --              (0.03)
2004(1)(2)     $ 5.25           --             0.11          0.11             --(3)           --                 --
2003           $ 4.40           --             0.85          0.85             --              --                 --
2002           $ 5.66        (0.01)           (1.25)        (1.26)            --              --                 --
2001           $ 9.18        (0.03)           (3.49)        (3.52)            --              --                 --
2000(4)        $10.00        (0.01)           (0.81)        (0.82)            --              --                 --
Constellation Pitcairn Small Cap Fund - Class II Shares
2006*          $16.51           --             1.89          1.89             --           (2.21)             (2.21)
2005           $15.30        (0.04)            1.37          1.33             --           (0.12)             (0.12)
2004(1)(2)     $13.78        (0.04)            1.56          1.52             --(3)           --                 --
2003           $ 9.87           --(5)          3.91          3.91             --(3)           --                 --
2002           $10.67         0.07            (0.78)        (0.71)         (0.09)             --              (0.09)
2001           $10.18         0.10             0.49          0.59          (0.10)             --              (0.10)
2000(7)        $10.00         0.02             0.16          0.18             --              --                 --
Constellation Pitcairn Family Heritage(R) Fund - Class II Shares
2006*          $ 9.96         0.03             0.28          0.31          (0.03)             --              (0.03)
2005           $ 9.38         0.05             0.58          0.63          (0.05)             --              (0.05)
2004(1)(2)     $ 8.55           --             0.83          0.83             --(3)**         --                 --
2003           $ 6.97           --             1.58          1.58             --              --                 --
2002           $ 7.82        (0.01)           (0.84)        (0.85)            --              --                 --
2001           $ 9.87        (0.02)           (2.03)        (2.05)            --              --                 --
2000(4)        $10.00        (0.01)           (0.12)        (0.13)            --              --                 --
Constellation Pitcairn Taxable Bond Fund - Class II Shares
2006*          $10.50         0.23            (0.30)        (0.07)         (0.23)             --              (0.23)
2005           $10.77         0.43            (0.27)         0.16          (0.43)             --              (0.43)
2004(1)(2)     $10.73         0.43             0.04          0.47          (0.43)             --              (0.43)
2003           $10.47         0.51             0.26          0.77          (0.51)             --              (0.51)
2002           $10.98         0.56            (0.42)         0.14          (0.56)          (0.09)             (0.65)
2001           $10.09         0.59             0.90          1.49          (0.60)             --              (0.60)
2000(4)        $10.00         0.15             0.09          0.24          (0.15)             --              (0.15)
Constellation Pitcairn Tax-Exempt Bond Fund - Class II Shares
2006*          $10.60         0.20            (0.13)         0.07          (0.20)          (0.13)             (0.33)
2005           $10.78         0.41            (0.11)         0.30          (0.41)          (0.07)             (0.48)
2004(1)(2)     $10.77         0.39             0.05          0.44          (0.39)          (0.04)             (0.43)
2003           $10.71         0.44             0.09          0.53          (0.44)          (0.03)             (0.47)
2002           $10.60         0.44             0.12          0.56          (0.44)          (0.01)             (0.45)
2001           $10.04         0.45             0.57          1.02          (0.46)             --              (0.46)
2000(8)        $10.00         0.10             0.04          0.14          (0.10)             --              (0.10)
Constellation Sands Capital Select Growth Fund - Class I Shares
2006*          $ 7.81        (0.04)            0.41          0.37             --              --                 --
2005           $ 6.80        (0.06)            1.07          1.01             --              --                 --
2004(9)        $ 6.74           --             0.06          0.06             --              --                 --
Constellation Sands Capital Select Growth Fund - Class II Shares
2006*          $ 7.80        (0.03)            0.38          0.35             --              --                 --
2005           $ 6.80        (0.03)            1.03          1.00             --              --                 --
2004(1)(2)     $ 6.13        (0.06)            0.73          0.67             --              --                 --
2003           $ 4.81        (0.04)(5)         1.36          1.32             --              --                 --
2002           $ 5.55        (0.04)           (0.70)        (0.74)            --              --                 --
2001           $ 9.02        (0.04)           (3.43)        (3.47)            --              --                 --
2000(8)        $10.00        (0.01)           (0.97)        (0.98)            --              --                 --

----------
* For the six month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized. Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the adviser to the Funds.

**   Includes return capital of $0.0003.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.


78   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                             Ratio of        Ratio of         Ratio of net
                                             Net assets    net expenses   total expenses   investment income   Portfolio
             Net asset value,    Total     end of period    to average      to average     (loss) to average    turnover
               end of period    return         (000)       net assets++     net assets        net assets++      rate+++
             ----------------   ------     -------------   ------------   --------------   -----------------   ---------
Constellation Pitcairn Diversified Growth Fund - Class II Shares
2006*             $ 6.13          5.75%       $121,770       1.00%             1.13%              0.12%           46%
2005              $ 5.80          8.71%       $116,560       1.10%             1.23%              0.48%           56%
2004(1)(2)        $ 5.36          2.14%+      $104,528       1.02%             1.15%                --%           53%
2003              $ 5.25         19.32%       $ 95,724       1.01%             1.16%              0.05%           70%
2002              $ 4.40        (22.26)%      $ 82,368       1.01%             1.14%             (0.15)%          35%
2001              $ 5.66        (38.34)%      $107,141       1.00%             1.17%             (0.44)%          37%
2000(4)           $ 9.18         (8.20)%+     $174,960       1.00%             1.22%             (0.68)%           6%
Constellation Pitcairn Small Cap Fund - Class II Shares
2006*             $16.19         12.83%       $ 95,081       1.01%             1.15%             (0.05)%          76%
2005              $16.51          8.69%       $ 95,939       1.10%             1.24%             (0.27)%         100%
2004(1)(2)        $15.30         11.03%+      $ 92,848       1.08%             1.15%             (0.26)%          72%
2003              $13.78         39.65%       $ 87,520       1.20%(6)          1.17%             (0.04)%         149%
2002              $ 9.87         (6.78)%      $ 50,096       1.28%(6)          1.38%              0.58%           93%
2001              $10.67          5.80%       $ 62,227       1.16%(6)          1.19%              0.93%           96%
2000(7)           $10.18          1.80%+      $ 67,651       1.22%(6)          1.33%              1.11%           10%
Constellation Pitcairn Family Heritage(R) Fund - Class II Shares
2006*             $10.24          3.08%       $ 83,749       1.20%             1.36%              0.51%           19%
2005              $ 9.96          6.72%       $ 84,448       1.29%             1.44%              0.50%           25%
2004(1)(2)        $ 9.38          9.77%+      $ 78,103       1.23%             1.37%              0.01%           19%
2003              $ 8.55         22.67%       $ 73,490       1.23%             1.38%              0.06%           12%
2002              $ 6.97        (10.87)%      $ 66,126       1.27%             1.36%             (0.18)%          24%
2001              $ 7.82        (20.77)%      $ 77,295       1.20%             1.37%             (0.19)%          37%
2000(4)           $ 9.87         (1.30)%+     $ 98,420       1.20%             1.44%             (0.29)%           1%
Constellation Pitcairn Taxable Bond Fund - Class II Shares
2006*             $10.20         (0.65)%      $ 46,220       0.83%             0.91%              4.50%           19%
2005              $10.50          1.50%       $ 47,969       0.89%             0.96%              4.05%           37%
2004(1)(2)        $10.77          4.42%+      $ 43,239       0.75%             0.94%              4.36%           26%
2003              $10.73          7.44%       $ 43,432       0.73%             0.97%              4.74%           24%
2002              $10.47          1.46%       $ 40,058       0.78%             0.98%              5.35%           58%
2001              $10.98         15.19%       $ 35,562       0.70%             0.99%              5.63%           54%
2000(4)           $10.09          2.36%+      $ 37,212       0.70%             1.10%              6.51%            7%
Constellation Pitcairn Tax-Exempt Bond Fund - Class II Shares
2006*             $10.34          0.72%       $116,831       0.66%             0.79%              4.04%           28%
2005              $10.60          2.78%       $111,575       0.69%             0.82%              3.80%           38%
2004(1)(2)        $10.78          4.20%+      $113,880       0.62%             0.75%              3.97%           25%
2003              $10.77          4.96%       $111,470       0.60%             0.74%              4.06%           14%
2002              $10.71          5.41%       $115,905       0.60%             0.74%              4.19%           14%
2001              $10.60         10.30%       $113,071       0.60%             0.77%              4.35%           23%
2000(8)           $10.04          1.43%+      $ 99,187       0.60%             0.86%              4.88%           10%
Constellation Sands Capital Select Growth Fund - Class I Shares
2006*             $ 8.18          4.74%       $182,107       1.18%             1.21%             (0.85)%           8%
2005              $ 7.81         14.85%       $ 81,976       1.11%             1.19%             (0.62)%          24%
2004(9)           $ 6.80          0.89%+      $ 32,591       1.10%             1.10%             (0.79)%          11%
Constellation Sands Capital Select Growth Fund - Class II Shares
2006*             $ 8.15          4.49%       $307,078       1.43%             1.46%             (1.10)%           8%
2005              $ 7.80         14.71%       $162,999       1.36%             1.44%             (0.84)%          24%
2004(1)(2)        $ 6.80         10.93%+      $ 70,027       1.20%             1.35%             (0.95)%          11%
2003              $ 6.13         27.44%       $ 43,878       1.17%             1.45%             (0.81)%          28%
2002              $ 4.81        (13.33)%      $ 32,818       1.16%             1.43%             (0.69)%          24%
2001              $ 5.55        (38.44)%      $ 39,326       1.15%             1.43%             (0.63)%          37%
2000(8)           $ 9.02         (9.80)%+     $ 54,794       1.15%             1.50%             (0.61)%          13%

----------
(3)  Amounts represents less than $0.01 per share.

(4) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(5)  Based on average shares outstanding.

(6) The ratio of expenses to average net assets excluding interest expense for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000 were 1.10%, 1.19%, 1.00% and 1.00% respectively.

(7) Commenced operations on August 25, 2000. All ratios for the period have been annualized.

(8) Commenced operations on August 11, 2000. All ratios for the period have been annualized.

(9) Commenced operations on August 27, 2004. All ratios for the period have been annualized.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   79

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

             Net asset                    Realized and
               value,         Net          unrealized     Total from   Dividends from   Distributions
             beginning     investment    gains (losses)   investment   net investment    from capital    Total dividends
             of period   income (loss)   on investments   activities       income           gains       and distributions
             ---------   -------------   --------------   ----------   --------------   -------------   -----------------
Constellation TIP Mid Cap Fund - Class I Shares
2006*          $15.36         0.03            2.24           2.27          (0.03)           (1.08)            (1.11)
2005(3)(4)     $13.29        (0.01)           2.47           2.46             --            (0.39)            (0.39)
2004           $12.79         0.08            2.70           2.78          (0.09)           (2.19)            (2.28)
2003(5)        $10.00         0.01            3.99           4.00             --            (1.21)            (1.21)
Constellation TIP Healthcare & Biotechnology Fund - Class II Shares
2006*          $16.13        (0.07)           0.23           0.16             --            (0.44)            (0.44)
2005           $13.79        (0.16)           3.02           2.86             --            (0.52)            (0.52)
2004(1)        $12.31        (0.06)           1.55           1.49             --            (0.01)            (0.01)
2003           $ 9.83        (0.11)           2.59           2.48             --               --                --
2002           $11.15        (0.10)          (1.20)         (1.30)            --            (0.02)            (0.02)
2001(6)        $10.00        (0.03)           1.18           1.15             --               --                --
Constellation International Equity Fund - Class II Shares
2006*          $ 8.75        (0.01)           1.32           1.31          (0.12)              --             (0.12)
2005           $ 7.06         0.07            1.64           1.71          (0.02)              --             (0.02)
2004(1)(7)     $ 6.47         0.05            0.71           0.76          (0.17)              --             (0.17)
2003           $ 5.23         0.06            1.21           1.27          (0.03)              --             (0.03)
2002           $ 6.19         0.04           (0.94)         (0.90)         (0.06)              --             (0.06)
2001           $ 9.28         0.01           (3.05)         (3.04)         (0.02)           (0.03)            (0.05)
2000(8)        $10.00        (0.01)          (0.71)         (0.72)            --               --                --
Constellation Small Cap Value Opportunities Fund - Class II Shares
2006*          $18.35        (0.03)           2.35           2.32          (0.02)           (0.27)            (0.29)
2005           $16.21         0.02            3.76           3.78             --            (1.64)            (1.64)
2004(1)        $12.72        (0.04)           3.75           3.71             --            (0.22)            (0.22)
2003           $ 9.27        (0.01)           3.47           3.46          (0.01)              --             (0.01)
2002(2)        $10.00           --           (0.73)         (0.73)            --               --                --
Constellation Strategic Value and High Income Fund(9) - Class I Shares
2006*          $14.21         0.15            0.92           1.07          (0.15)           (0.09)            (0.24)
2005           $14.01         0.72            1.18           1.90          (0.72)           (0.98)            (1.70)
2004(1)        $12.58         0.47            1.53           2.00          (0.47)           (0.10)            (0.57)
2003(10)       $10.00         0.25            2.58           2.83          (0.25)              --             (0.25)

----------
* For the six month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized. Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the adviser to the Funds.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of fees paid indirectly, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(3) On April 15, 2005, the Constellation Funds aquired the assets and liabilities of the Constellation Institutional Portfolios TIP Midcap Core Portfolio in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.

(4) For the nine-month period ended September 30, 2005. All ratios for the period have been annualized. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(5) Commenced operations on January 2, 2003. All ratios for the period have been annualized.


80   Constellation Funds 2006 Semi-Annual Report

FINANCIAL STATEMENTS

                                                             Ratio of        Ratio of         Ratio of net
                                             Net assets    net expenses   total expenses   investment income   Portfolio
             Net asset value,    Total     end of period    to average      to average     (loss) to average    turnover
               end of period    return         (000)       net assets++     net assets       net assets++       rate+++
             ----------------   ------     -------------   ------------   --------------   -----------------   ---------
Constellation TIP Mid Cap Fund - Class I Shares
2006*             $16.52         15.79%       $  1,330         0.90%           5.67%             0.39%             65%
2005(3)(4)        $15.36         18.53%+      $    842         1.00%           8.23%            (0.02)%           120%
2004              $13.29         21.78%       $    410         0.90%           0.90%             0.59%            193%
2003(5)           $12.79         40.24%+      $    337         0.90%           0.90%             0.12%            141%
Constellation TIP Healthcare & Biotechnology Fund - Class II Shares
2006*             $15.85          0.99%       $ 71,355         1.86%           1.86%            (1.03)%            68%
2005              $16.13         21.10%       $ 59,742         1.88%           1.88%            (1.35)%           169%
2004(1)           $13.79         12.12%       $ 35,371         1.61%           1.84%            (1.10)%           163%
2003              $12.31         25.23%       $ 14,853         1.47%           1.63%            (1.16)%           274%
2002              $ 9.83        (11.66)%      $  9,288         1.87%           2.33%            (1.44)%           202%
2001(6)           $11.15         11.50%+      $  1,192         1.50%          13.70%            (0.79)%            95%
Constellation International Equity Fund - Class II Shares
2006*             $ 9.94         15.09%       $145,918         1.37%           1.56%             0.65%            101%
2005              $ 8.75         24.19%       $127,929         1.44%           1.64%             0.80%             53%
2004(1)(7)        $ 7.06         11.97%+      $107,001         1.35%           1.60%             0.90%             62%
2003              $ 6.47         24.40%       $ 97,817         1.30%           1.60%             1.15%            128%
2002              $ 5.23        (14.68)%      $ 83,513         1.32%           1.48%             0.63%             69%
2001              $ 6.19        (32.91)%      $108,777         1.25%           1.45%             0.16%             44%
2000(8)           $ 9.28         (7.20)%+     $175,029         1.25%           1.53%            (0.37)%            10%
Constellation Small Cap Value Opportunities Fund - Class II Shares
2006*             $20.38         12.81%       $204,260         1.56%           1.62%            (0.46)%            55%
2005              $18.35         24.32%       $ 74,235         1.46%           2.04%             0.29%            193%
2004(1)           $16.21         29.36%       $ 14,533         1.45%           1.82%            (0.23)%           272%
2003              $12.72         37.29%       $  5,740         1.40%           3.64%            (0.26)%           245%
2002(2)           $ 9.27         (7.30)%+     $    913         1.45%           6.18%             0.08%            142%
Constellation Strategic Value and High Income Fund(9) - Class I Shares
2006*             $15.04          7.60%       $  1,251         0.25%           3.83%             2.28%             90%
2005              $14.21         14.22%       $    806         0.25%           4.71%             5.51%            130%
2004(1)           $14.01         16.04%       $    706         0.25%           1.36%             3.23%            411%
2003(10)          $12.58         28.57%+      $    443         0.25%          21.93%             3.27%            397%

----------
(6) Commenced operations on February 28, 2001. All ratios for the period have been annualized.

(7) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.

(8) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

(9) The Constellation Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Constellation Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Constellation Funds in which the Constellation Strategic Value and High Income Fund invests.

(10) Commenced operations on October 31, 2002. All ratios for the period have been annualized.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                Constellation Funds 2006 Semi-Annual Report   81

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

NOTES TO FINANCIAL STATEMENTS
March 31, 2006

1.   ORGANIZATION:

The Constellation Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 19 active portfolios. The financial statements included herein are those of the Constellation Clover Core Value Fund, the Constellation Clover Small Cap Value Fund, the Constellation Clover Core Fixed Income Fund, the Constellation Chartwell Ultra Short Duration Fixed Income Fund, the Constellation Chartwell Short Duration Fixed Income Fund, the Constellation HLAM Large Cap Quality Stock Fund, the Constellation Pitcairn Diversified Value Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Diversified Growth Fund, the Constellation Pitcairn Small Cap Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Pitcairn Tax-Exempt Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Mid Cap Fund, the Constellation TIP Healthcare & Biotechnology Fund, the Constellation International Equity Fund, the Constellation Small Cap Value Opportunities Fund (formerly the Constellation TIP Small Cap Value Opportunities Fund) and the Constellation Strategic Value and High Income Fund, each a "Fund" and collectively the "Funds".

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Constellation HLAM Large Cap Quality Stock Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Sands Capital Select Growth Fund and the Constellation TIP Healthcare & Biotechnology Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

     Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third- party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value


82   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

     Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the adviser, the administrator or sub-administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

     The Constellation International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

     The assets of the Constellation Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

     Security transactions and related income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     Repurchase agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     Delayed delivery transactions - The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such


                                Constellation Funds 2006 Semi-Annual Report   83

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

     fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

     Foreign currency translation - The books and records of the Constellation International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

     (1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

     (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Constellation International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     Forward foreign currency contracts - The Constellation International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Constellation International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes.

     Foreign withholding taxes - A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

     Expenses - Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Constellation Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

     Classes - Class specific expenses are borne by that class. Income, non-class specific expenses and realized/ unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and distributions - The Constellation TIP Mid Cap, Constellation TIP Healthcare & Biotechnology, Constellation International Equity and Constellation Small Cap Value Opportunities Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation HLAM Large Cap Quality Stock, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Sands Capital Select Growth and Constellation Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

     Redemption fees - Each Fund, except for the Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund and Constellation TIP Mid Cap Fund, may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. The board has approved but not implemented the redemption fee policy. There were no redemption fees collected during the six-month period ended March 31, 2006.

3.   TRANSACTIONS WITH AFFILIATES:

Certain trustees and officers of the Trust are also officers of Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Adviser"), Touchstone Securities, Inc. ("Touchstone Securities" or the "Distributor") and SEI Investments Global Funds Services ("SEI"). With the exception of the Chief Compliance Officer's fees, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and the Adviser are permitted to operate in a "Manager-of-Managers" structure.


84   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

4.   ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Effective March 1, 2006, Touchstone Advisors provides administrative services for the Funds. For its services, Touchstone Advisors receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee is then allocated among the Funds on the basis of relative daily net assets.

Prior to March 1, 2006, Constellation Investment Management Company, LP ("CIMCO") provided administrative services for the Funds. For its services, CIMCO received an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. This fee was then allocated among the Funds on the basis of relative daily net assets.

Effective March 1, 2006, under a separate Sub-Administration Agreement between Touchstone Advisors and SEI, SEI provides sub-administration services to the Trust.

Prior to March 1, 2006 there was a separate sub-administration agreement between CIMCO and SEI.

For the six-month period ended March 31, 2006, SEI was paid $842,217 for its services.

Effective March 1, 2006, Touchstone Securities provides distribution services to the Funds under a Distribution Agreement. Touchstone Securities also provides shareholder servicing services to the Funds under a shareholder servicing plan and agreement.

Prior to March 1, 2006, Constellation Investment Distribution Company, Inc. provided distribution and shareholder services to the funds under separate distribution and shareholder servicing plans and agreements.

The Constellation HLAM Large Cap Quality Stock, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth, Constellation TIP Mid Cap, Constellation TIP Healthcare & Biotechnology, Constellation International Equity, Constellation Small Cap Value Opportunities and Constellation Strategic Value and High Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is eligible to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. No fees are currently being paid for distribution services. Under the Class II Plan, Touchstone Advisors currently receives fees equal to 0.25% of each Fund's Class II Shares' average daily net assets to provide or procure shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed Touchstone Advisors for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds:

                                                                  AMOUNT
                                                                   (000)
                                                                  ------
Constellation Clover Core Value Fund                               $ 42
Constellation Clover Small Cap Value Fund                           345
Constellation Clover Core Fixed Income Fund                          11
Constellation Chartwell Ultra Short Duration Fixed Income Fund      206
Constellation Chartwell Short Duration Fixed Income Fund             88
Constellation HLAM Large Cap Quality Stock Fund                      --
Constellation Pitcairn Diversified Value Fund                         6
Constellation Pitcairn Select Value Fund                             --
Constellation Pitcairn Diversified Growth Fund                       --
Constellation Pitcairn Small Cap Fund                                 7
Constellation Pitcairn Family Heritage(R) Fund                        7
Constellation Pitcairn Taxable Bond Fund                             --
Constellation Pitcairn Tax-Exempt Bond Fund                          --
Constellation Sands Capital Select Growth Fund                       58
Constellation TIP Mid Cap Fund                                       --
Constellation TIP Healthcare & Biotechnology Fund                    44
Constellation International Equity Fund                              --
Constellation Small Cap Value Opportunities Fund                     45
Constellation Strategic Value and High Income Fund                   --

Amounts designated as "-" are either $0 or have been rounded to $0.

Effective March 1, 2006, the Trust and Touchstone Advisors are parties to an Investment Advisory Agreement under which Touchstone Advisors receives a fee, that is calculated daily and paid monthly.

For its services, Touchstone Advisors is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund. Touchstone Advisors has contractually agreed to waive all or a portion of its fee and to reimburse expenses in order to keep certain Fund's "Other Expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. The waivers and operating expense reimbursements are in effect until March 1, 2008.


                                Constellation Funds 2006 Semi-Annual Report   85

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

                                                                 "OTHER
                                                     ADVISORY   EXPENSE"
                                                       FEES        CAP
                                                     --------   --------
Constellation Clover Core Value Fund                   0.74%       n/a
Constellation Clover Small Cap Value Fund              0.85        n/a
Constellation Clover Core Fixed Income Fund            0.45        n/a
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund                          0.25        n/a
Constellation Chartwell Short Duration
   Fixed Income Fund                                   0.25        n/a
Constellation HLAM Large Cap Quality Stock Fund        0.75       0.50%
Constellation Pitcairn Diversified Value Fund          0.70       0.40
Constellation Pitcairn Select Value Fund               0.70       0.45
Constellation Pitcairn Diversified Growth Fund         0.70       0.40
Constellation Pitcairn Small Cap Fund                  0.70       0.40(1)
Constellation Pitcairn Family Heritage(R) Fund         0.90       0.40
Constellation Pitcairn Taxable Bond Fund               0.40       0.50
Constellation Pitcairn Tax-Exempt Bond Fund            0.30       0.40
Constellation Sands Capital Select Growth
   Fund -- Class I Shares                              0.85       0.25
Constellation Sands Capital Select Growth
   Fund -- Class II Shares                             0.85       0.50
Constellation TIP Mid Cap Fund                         0.80       0.10
Constellation TIP Healthcare & Biotechnology Fund      1.00        n/a
Constellation International Equity Fund                0.95       0.50(1)
Constellation Small Cap Value Opportunities Fund       0.95        n/a
Constellation Strategic Value and High Income Fund     0.10       0.15

(1) This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

For the Constellation Sands Capital Select Growth Fund, the advisory fees are comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark.

The Fund's base fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance comparison is made for a rolling 12-month period, consisting of the current month for which performance is available plus the previous 11 months.

This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the advisory fee.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the performance period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:

                     BASE       ANNUAL
                   ADVISORY   ADJUSTMENT                   BENCHMARK
                     FEE         RATE       BENCHMARK    THRESHOLD(1)
                   --------   ----------   -----------   ------------
Constellation
   Sands Capital                           Russell
   Select Growth                           1000 Growth
   Fund              0.85%      +/-0.15%   Index           +/-2.50%

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

During the period March 1, 2006 through March 31, 2006, the Funds' advisory fees were adjusted in accordance with the policy described above:

                                      PERFORMANCE   NET ADVISER FEE
                   BASE ADVISER FEE    ADJUSTMENT    BEFORE WAIVERS
                   ----------------   -----------   ---------------
Constellation
   Sands Capital
   Growth Fund         $334,498         $     --        $334,498

Prior to March 1, 2006, CIMCO served as investment adviser to the Trust and were parties to an Investment Advisory Agreement under which CIMCO received a fee, calculated daily and paid monthly. For its services, CIMCO was entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund. CIMCO agreed to waive all or a portion of its fee and to reimburse expenses in order to keep certain Fund's "Other Expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis.

                                                                "OTHER
                                                      ADVISORY  EXPENSE"
                                                        FEES      CAP
                                                     ---------  --------
Constellation Clover Core Value Fund                  0.74%(7)   0.50%(1)
Constellation Clover Small Cap Value Fund             0.85(7)    0.50(1)
Constellation Clover Core Fixed Income Fund           0.45(7)    0.35(1)
Constellation Chartwell Ultra Short Duration
   Fixed Income Fund                                  0.25(7)    0.43(2)
Constellation Chartwell Short Duration
   Fixed Income Fund                                  0.25(7)    0.43(2)
Constellation HLAM Large Cap Quality Stock Fund       0.75(7)    0.50(3)
Constellation Pitcairn Diversified Value Fund         0.70(7)    0.40(4)
Constellation Pitcairn Select Value Fund              0.70(7)    0.45(4)
Constellation Pitcairn Diversified Growth Fund        0.70(7)    0.40(4)
Constellation Pitcairn Small Cap Fund                 0.70(7)    0.40(4)(5)
Constellation Pitcairn Family Heritage(R) Fund        0.90(7)    0.40(4)
Constellation Pitcairn Taxable Bond Fund              0.40(7)    0.50(4)
Constellation Pitcairn Tax-Exempt Bond Fund           0.30(7)    0.40(4)
Constellation Sands Capital Select Growth
   Fund -- Class I Shares                             0.85(7)    0.25(4)
Constellation Sands Capital Select Growth
   Fund -- Class II Shares                            0.85(7)    0.50
Constellation TIP Mid Cap Fund                        0.80       0.10(6)
Constellation TIP Healthcare & Biotechnology Fund     1.00(7)    0.75
Constellation International Equity Fund               0.95(7)    0.50(4)(5)
Constellation Small Cap Value Opportunities Fund      0.95(7)    0.50(2)
Constellation Strategic Value and High Income Fund    0.10(7)    0.15(2)

(1)  Represented a voluntary cap.

(2)  Represented a contractual cap effective through January 31, 2006.

(3)  Represented a contractual cap effective through October 1, 2007.

(4)  Represented a contractual cap effective through July 31, 2007.

(5) This fee waiver obligation was potentially reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

(6)  Represented a contractual cap effective through April 30, 2006.

(7) Represented the base fee which is subject to a performance adjustment relative to the Fund's performance relative to the performance of the Fund's benchmark.


86   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

For the certain Funds, the advisory fees were comprised of a base fee and a performance adjustment that increased or decreased the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee was accrued daily and paid monthly, based on the Fund's average net assets during the current month. The performance comparison was made for a rolling 12-month period, consisting of the current month for which performance was available plus the previous 11 months. This comparison was made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from ) the advisory fee.

The performance adjustment was calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the performance period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which was then multiplied by a fraction, the numerator of which was the number of days in the month and the denominator of which was 365 (366 in leap years). The resulting amount was then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold prior to March 1, 2006 were as follows:

                                          BASE       ANNUAL
                                          ADVISORY   ADJUSTMENT
                                          FEES       RATE          BENCHMARK                    BENCHMARK THRESHOLD(1)
                                          --------   -----------   --------------------------   ------------------------------
                                                     +/-0.03125%                                +/-2.01 to 3.00% = +/-0.03125%
Constellation Clover                                 +/-0.0625                                  +/-3.01 to 4.00% = +/-0.0625
   Core Value                                        +/-0.09375    Russell                      +/-4.01 to 5.00% = +/-0.09375
   Fund                                   0.74%      +/-0.125      3000 Index                   +/-5.01 and above = +/-0.125

                                                     +/-0.0375                                  +/-2.01 to 3.00% = +/-0.0375
Constellation Clover                                 +/-0.075                                   +/-3.01 to 4.00% = +/-0.0750
   Small Cap                                         +/-0.1125     Russell 2000                 +/-4.01 to 5.00% = +/-0.1125
   Value Fund                             0.85       +/-0.15       Value Index                  +/-5.01 and above = +/-0.15

                                                     +/-0.02                                    +/-2.01 to 3.00% = +/-0.02
Constellation Clover                                 +/-0.04       Lehman                       +/-3.01 to 4.00% = +/-0.04
   Core Fixed                                        +/-0.06       Aggregate                    +/-4.01 to 5.00% = +/-0.06
   Income Fund                            0.45       +/-0.08       Bond Index                   +/-5.01 and above = +/-0.08
Constellation
   Chartwell Ultra                                                 Merrill Lynch
   Short Duration                                                  3-Month U.S.
   Fixed Income Fund                      0.25       +/-0.06       Treasury Bill Index          +/-0.76
Constellation
   Chartwell Short                                                 Lehman 1-3 Year
   Duration Fixed Income Fund             0.25       +/-0.06       U.S. Government Bond Index   +/-1.51
Constellation
   HLAM Large Cap Quality Stock Fund(2)   0.75       +/-0.10       Russell 1000 Growth Index    +/-3.01
Constellation
   Pitcairn Diversified Value Fund        0.70       +/-0.10       Russell 1000 Value Index     +/-2.00
Constellation
   Pitcairn Select Value Fund             0.70       +/-0.10       Russell 1000 Value Index     +/-3.00
Constellation
   Pitcairn Diversified Growth Fund       0.70       +/-0.10       Russell 1000 Growth Index    +/-2.00
Constellation
   Pitcairn Small Cap Fund                0.70       +/-0.10       Russell 2000 Index           +/-2.50
Constellation
   Family Heritage(R) Fund                0.90       +/-0.10       Wilshire 5000 Index          +/-2.50
Constellation                                                      Lehman U.S.
   Pitcairn Taxable                                                Government/
   Bond Fund                              0.40       +/-0.08       Credit Index                 +/-1.00
Constellation                                                      Lehman
   Pitcairn Tax-Exempt                                             Municipal
   Bond Fund                              0.30       +/-0.06       Bond Index                   +/-1.00
Constellation
   Sands Capital Select Growth Fund       0.85       +/-0.15       Russell 1000 Growth Index    +/-2.50
Constellation
   Healthcare & Biotechnology Fund        1.00       +/-0.25       S&P 500 Healthcare Index     +/-3.01
Constellation                                                      MSCI All Country World
   International Equity Fund              0.95       +/-0.10       U.S. Index                   +/-2.00
Constellation
   Small Cap Value
   Opportunities                                                   Russell 2000
   Fund                                   0.95       +/-0.15       Value Index                  +/-3.01
Constellation Strategic
   Value and High                                                  50%/50% blend of the
   Income Fund                            0.10       +/-0.05       Russell 2000 Value Index     +/-3.01
                                                                   and the Merrill Lynch
                                                                   High Yield, Cash Pay Index

----------
((1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

(2)  Fund began its perfomance based fee calculation on December 1, 2005.


                                Constellation Funds 2006 Semi-Annual Report   87

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

During the period October 1, 2005 through February 28, 2006, the Funds' advisory fees were adjusted in accordance with the policy described above:

                                             BASE                    NET ADVISER
                                            ADVISER    PERFORMANCE    FEE BEFORE
                                             FEE        ADJUSTMENT     WAIVERS
                                          ----------   -----------   -----------
Constellation Clover Core
   Value Fund                             $  404,319    $ 64,602      $  468,921
Constellation Clover Small
   Cap Value Fund                          1,350,900          --       1,350,900
Constellation Clover Core
   Fixed Income Fund                          48,934          --          48,934
Constellation Chartwell Ultra
   Short Duration Fixed
   Income Fund                               278,411          --         278,411
Constellation Chartwell Short
   Duration Fixed Income
   Fund                                      108,365          --         108,365
Constellation HLAM Large
   Cap Quality Stock Fund (1)                 48,630      (4,149)         44,481
Constellation Pitcairn Diversified
   Value Fund                                478,898     (67,826)        411,072
Constellation Pitcairn Select
   Value Fund                                182,138     (31,882)        150,256
Constellation Pitcairn Diversified
   Growth Fund                               341,147     (56,472)        284,675
Constellation Pitcairn Small
   Cap Fund                                  269,869     (47,431)        222,438
Constellation Pitcairn Family
   Heritage(R) Fund                          315,947     (41,064)        274,883
Constellation Pitcairn Taxable
   Bond Fund                                  77,881     (15,778)         62,103
Constellation Pitcairn Tax-Exempt
   Bond Fund                                 139,661     (22,993)        116,668
Constellation Sands Capital
   Select Growth Fund                      1,193,170     145,997       1,339,167
Constellation TIP Healthcare
   & Biotechnology Fund                      268,983      60,160         329,143
Constellation International
   Equity Fund                               516,983     (50,033)        466,950
Constellation Small Cap Value
   Opportunities Fund                        443,514      34,626         478,140
Constellation Strategic Value
   and High Income Fund                          392          --             392

(1)  Fund began its perfomance based fee calculation on December 1, 2005.

Touchstone Advisors has entered into investment subadvisory agreements with the following parties:

Clover Capital Management, Inc.

Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Fixed Income Fund

Chartwell Investment Partners

Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund

Hilliard Lyons Asset Management

Constellation HLAM Large Cap Quality Stock Fund

Pitcairn Investment Management

Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund

Sands Capital Management, LP.

Constellation Sands Capital Select Growth Fund

Turner Investment Partners, Inc.

Constellation Small Cap Value Opportunities Fund
Constellation TIP Mid Cap Fund
Constellation TIP Healthcare & Biotechnology Fund

AXA Rosenberg Investment Management LLC

Constellation International Equity Fund

Diamond Hill Capital Management, Inc.

Constellation Small Cap Value Opportunities Fund

Touchstone Advisors pays sub-advisory fees to each Sub- Adviser from its advisory fee, if any. Similar to the advisory fee paid to Touchstone Advisors, the subadvisory fee paid to Clover Capital Management, Inc., Chartwell Investment Partners, Pitcairn Investment Management, Hilliard Lyons Asset Management, Sands Capital Management, LP, Brandywine Asset Management, LLC and Turner Investment Partners, Inc. can increase or decrease depending on a Fund's performance relative to its benchmark. The sub-advisory fees paid to Diamond Hill Capital Management, Inc. and AXA Rosenberg Investment LLC are not subject to a performance adjustment.

Prior to March 1, 2006, CIMCO was a party to the above sub-advisory agreements and paid the sub-advisor from its advisory fee.


88   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year or period ended March 31, 2006, were as follows:

                                                            PURCHASES     SALES
                                                              (000)       (000)
                                                            ---------   --------
Constellation Clover Core Value Fund                         $ 51,938   $113,569
Constellation Clover Small Cap Value Fund                     159,473    333,123
Constellation HLAM Large Cap Quality Growth Fund                  705      3,846
Constellation Pitcairn Diversified Value Fund                  50,035     60,133
Constellation Pitcairn Select Value Fund                       59,493     65,905
Constellation Pitcairn Diversified Growth Fund                 53,810     54,799
Constellation Pitcairn Small Cap Fund                          71,687     84,720
Constellation Pitcairn Family Heritage(R) Fund                 15,916     18,761
Constellation Pitcairn Taxable Bond Fund                        8,051      8,637
Constellation Pitcairn Tax-Exempt Bond Fund                    37,914     30,560
Constellation Sands Capital Select Growth Fund                256,671     26,665
Constellation TIP Mid Cap Fund                                    947        629
Constellation TIP Healthcare & Biotechnology Fund              55,552     42,070
Constellation International Equity Fund                       131,330    128,977
Constellation Small Cap Value Opportunities Fund              165,355     65,773
Constellation Strategic Value and High Income Fund              1,110        935

                                PURCHASES (000)      SALES (000)
                               ----------------   -----------------
                                GOV'T    OTHER     GOV'T     OTHER
                               -------   ------   -------   -------
Constellation Clover Core
   Fixed Income Fund           $ 4,817   $1,467   $ 5,656    $  765
Constellation Chartwell
   Ultra Short Duration
   Fixed Income Fund            21,423      --     48,090     4,940
Constellation Chartwell
   Short Duration Fixed
   Income Fund                     896      --     19,531        --

7.   FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.


                                Constellation Funds 2006 Semi-Annual Report   89

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

The tax character of dividends and distributions declared during the periods ended September 30, 2005 and September 30, 2004 (unless otherwise noted) were as follows (000):

                                                                 ORDINARY     LONG-TERM    TAX EXEMPT     RETURN
                                                                  INCOME    CAPITAL GAIN     INCOME     OF CAPITAL    TOTAL
                                                                 --------   ------------   ----------   ----------   -------
Constellation Clover Core Value Fund
   2005                                                           $   274      $5,107        $   --         $--      $ 5,381
   2004                                                               468       1,442            --          --        1,910
Constellation Clover Small Cap Value Fund
   2005                                                                --          --            --          --           --
   2004                                                               652          --            --          --          652
Constellation Clover Core Fixed Income Fund
   2005                                                             1,211         395            --          --        1,606
   2004                                                             1,530          --            --          --        1,530
Constellation Chartwell Ultra Short Duration Fixed Income Fund
   2005                                                            10,576          --            --          --       10,576
   2004                                                             8,779          --            --          --        8,779
Constellation Chartwell Short Duration Fixed Income Fund
   2005                                                             5,248          --            --          --        5,248
   2004                                                             5,810          --            --          --        5,810
Constellation HLAM Large Cap Quality Stock Fund
   2005(1)                                                             --         956            --          --          956
   2004(2)                                                             --       3,543            --          --        3,543
   2003(2)                                                              4       5,861            --          --        5,865
Constellation Pitcairn Diversified Value Fund
   2005                                                             1,707          --            --          --        1,707
   2004(3)                                                          1,559          --            --          --        1,559
   2003(4)                                                          1,782          --            --          --        1,782
Constellation Pitcairn Select Value Fund
   2005                                                               409         882            --          --        1,291
   2004(3)                                                            492         902            --          --        1,394
   2003(4)                                                            509          --            --          --          509
Constellation Pitcairn Diversified Growth Fund
   2005                                                               536          --            --          --          536
   2004(3)                                                             46          --            --          --           46
   2003(4)                                                             --          --            --          --           --
Constellation Pitcairn Small Cap Fund
   2005                                                                --         732            --          --          732
   2004(3)                                                             --           3            --          --            3
   2003(4)                                                             17          --            --          --           17
Constellation Pitcairn Family Heritage(R) Fund
   2005                                                               418          --            --          --          418
   2004(3)                                                             38          --            --           2           40
   2003(4)                                                             --          --            --          --           --
Constellation Pitcairn Taxable Bond Fund
   2005                                                             1,946          --            --          --        1,946
   2004(3)                                                          1,725          --            --          --        1,725
   2003(4)                                                          1,858          --            --          --        1,858
Constellation Pitcairn Tax-Exempt Bond Fund
   2005                                                                27         716         4,376          --        5,119
   2004(3)                                                             41         432         4,034          --        4,507
   2003(4)                                                             12         294         4,611          --        4,917
Constellation TIP Mid Cap Fund
   2005                                                                16           5            --          --           21
   2004(1)                                                             32          28            --          --           60
   2003(2)                                                             --          29            --          --           29
Constellation TIP Healthcare & Biotechnology Fund
   2005                                                               162       1,072            --          --        1,234
   2004                                                                 5           9            --          --           14
Constellation International Equity Fund
   2005                                                               238          --            --          --          238
   2004(3)                                                          2,621          --            --          --        2,621
   2003(4)                                                            459          --            --          --          459
Constellation Small Cap Value Opportunities Fund
   2005                                                             1,664         326            --          --        1,990
   2004                                                               223          --            --          --          223
Constellation Strategic Value and High Income Fund
   2005                                                               112           2            --          --          114
   2004                                                               125          --            --          --          125

(1) From the period January 1, 2005 through September 30, 2005. The Fund changed its fiscal year end from December 31 to September 30.

(2)  For the year ended December 31.

(3) From the period November 1, 2003 through September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(4)  For the year ended October 31.


90   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                          TOTAL
                                                                CAPITAL             POST-                              DISTRIBUTABLE
                                        LONG-TERM                LOSS     POST-    OCTOBER    UNREALIZED      OTHER       EARNINGS
                              ORDINARY   CAPITAL   TAX-EXEMPT    CARRY   OCTOBER  CURRENCY   APPRECIATION   TEMPORARY  (ACCUMULATED)
                               INCOME      GAIN      INCOME     FORWARD   LOSSES   LOSSES   (DEPRECIATION  DIFFERENCE     (LOSSES)
                              --------  ---------  ----------  --------  -------  --------  -------------  ----------  -------------
Constellation Clover Core
   Value Fund                  $1,767    $ 9,269      $ --     $     --  $    --   $  --       $20,165       $  (2)      $ 31,199
Constellation Clover Small
   Cap Value Fund                  --     60,167        --           --       --      --        73,509          --        133,676
Constellation Clover Core
   Fixed Income Fund              174        521        --           --       --      --           (79)        (87)           529
Constellation Chartwell
   Ultra Short Duration
   Fixed Income Fund              910         --        --       (6,706)    (342)     --         1,036        (910)        (6,012)
Constellation Chartwell
   Short Duration Fixed
   Income Fund                    363         --        --       (2,090)    (986)     --          (885)       (367)        (3,965)
Constellation HLAM Large
   Cap Quality Stock Fund         101      3,593        --           --       --      --         3,755          --          7,449
Constellation Pitcairn
   Diversified Value Fund       3,704     10,085        --           --       --      --        22,417        (310)        35,896
Constellation Pitcairn
   Select Value Fund            1,911      4,224        --           --       --      --         6,431         (86)        12,480
Constellation Pitcairn
   Diversified Growth Fund         10         --        --      (71,911)    (241)     --          (138)        (10)       (72,290)
Constellation Pitcairn Small
   Cap Fund                        --     12,655        --           --       --      --        10,987          --         23,642
Constellation Pitcairn
   Family Heritage(R) Fund          1         --        --      (14,860)      --      --        14,553          --           (306)
Constellation Pitcairn
   Taxable Bond Fund              153         --        --         (473)    (126)     --         1,292        (150)           696
Constellation Pitcairn
   Tax-Exempt Bond Fund            --      1,241       358           --       --      --         5,818        (354)         7,063
Constellation Sands Capital
   Select Growth Fund              --         --        --      (26,131)  (3,469)     --        33,317          --          3,717
Constellation TIP Mid
   Cap Fund                        38         24        --           --       --      --           116          --            178
Constellation TIP Healthcare
   & Biotechnology Fund           955        830        --           --       --      --         7,105          --          8,890
Constellation International
   Equity Fund                  1,724         --        --      (24,106)      --    (217)       22,242          --           (357)
Constellation Small Cap
   Value Opportunities Fund       628      1,141        --           --       --      --         5,111          --          6,880
Constellation Strategic
   Value and High Income
   Fund                             8          1        --           --       --      --           135          (3)           141

Post-October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carry forwards may be carried forward and applied against future capital gains.


                                Constellation Funds 2006 Semi-Annual Report   91

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

At September 30, 2005, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

                                                             EXPIRING SEPTEMBER 30,
                                      --------------------------------------------------------------------
                                      2007    2008      2009      2010      2011     2012     2013     TOTAL
                                      ----   ------   -------   -------   -------   ------   ------   -------
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund          $--   $   --   $    --   $    --   $    --   $6,706   $   --   $ 6,706
Constellation Chartwell Short
   Duration Fixed Income Fund           --       --        --        --        --    1,994       96     2,090
Constellation Pitcairn Diversified
   Growth Fund                          --       --    23,304    35,399    11,331       --    1,877    71,911
Constellation Pitcairn Family
   Heritage(R) Fund                     --    1,614     3,678     2,799     4,941       --    1,828    14,860
Constellation Pitcairn Taxable
   Bond Fund                            --       --        --       473        --       --       --       473
Constellation Sands Capital
   Select Growth Fund                   --       --     8,045    12,366     5,720       --       --    26,131
Constellation International
   Equity Fund                          --       --        --    15,580     8,526       --       --    24,106

During the year ended September 30, 2005, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                       AMOUNT
                                      -------
Constellation Clover Small Cap
   Value Fund                         $11,559
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund              13
Constellation Pitcairn Diversified
   Value Fund                             172
Constellation Pitcairn Taxable
   Bond Fund                               17
Constellation Sands Capital Select
   Growth Fund                            135
Constellation International
   Equity Fund                         12,975


92   Constellation Funds 2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

At March 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                  NET UNREALIZED
                                          FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION
FUND                                     TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------------------------------------   --------   ------------   ------------   --------------
Constellation Clover Core
   Value Fund                            $109,494      $13,148       $ (1,385)       $ 11,763
Constellation Clover Small Cap
   Value Fund                             273,029       79,033         (3,291)         75,742
Constellation Clover Core Fixed
   Income Fund                             25,814          118           (740)           (622)
Constellation Chartwell Ultra Short
   Duration Fixed Income Fund             214,084        1,435         (1,159)            276
Constellation Chartwell Short Duration
   Fixed Income Fund                      104,899          200         (2,414)         (2,214)
Constellation HLAM Large Cap Quality
   Stock Fund                              13,817        3,980           (270)          3,710
Constellation Pitcairn Diversified
   Value Fund                             171,025       27,421         (2,451)         24,970
Constellation Pitcairn Select
   Value Fund                              74,499        4,334           (581)          3,753
Constellation Pitcairn Diversified
   Growth Fund                            149,000       14,945        (12,900)          2,045
Constellation Pitcairn Small
   Cap Fund                                91,796       16,283         (1,487)         14,796
Constellation Pitcairn Family
   Heritage(R) Fund                        86,785       18,559         (4,410)         14,149
Constellation Pitcairn Taxable
   Bond Fund                               47,653          939           (822)            117
Constellation Pitcairn Tax-Exempt
   Bond Fund                              112,260        4,184           (576)          3,608
Constellation Sands Capital Select
   Growth Fund                            553,562       66,820        (25,955)         40,865
Constellation TIP Mid Cap Fund              1,121          213             (6)            207
Constellation TIP Healthcare &
   Biotechnology Fund                      79,463        9,685         (1,479)          8,206
Constellation International
   Equity Fund                            128,175       15,820         (1,685)         14,135
Constellation Small Cap Value
   Opportunities Fund                     191,962       22,015         (1,158)         20,857
Constellation Strategic Value and
   High Income Fund                         1,062          202             (6)            196


                                Constellation Funds 2006 Semi-Annual Report   93

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Constellation International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

Effective February 1, 2005, the Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with PFPC, Inc. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings. Cash collateral received in connection with securities lending is invested in BlackRock Institutional Money Market Trust. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Prior to February 1, 2005, the Funds were parties to a separate securities lending agreement. The borrower paid the lending Fund income accrued thereon, and the Fund invested cash collateral in permissible securities, thereby earning additional income.

10. FUND REORGANIZATION:

The shareholders of the Hilliard Lyons Growth Fund, Inc. approved the reorganization of the Hilliard Lyons Growth Fund, Inc. with and into the Constellation HLAM Large Cap Quality Stock Fund, a newly-formed series of the Constellation Funds in a tax-free reorganization effective November 8, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc.

Investor A Shares received a number of shares of the Constellation HLAM Large Cap Quality Stock Fund equal in dollar value and in number of shares of the Hilliard Lyons Growth Fund, Inc. as of November 5, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor B Shares received a number of shares of the Constellation HLAM Large Cap Quality Stock Fund equal in dollar value to Hilliard Lyons Growth Fund, Inc. The Constellation HLAM Large Cap Quality Stock Fund has the same investment objective and policies, and substantially the same risks, policies, restrictions and limitations, as the Hilliard Lyons Growth Fund, Inc. Prior to November 8, 2004, the Fund offered Investor A and Investor B Shares. On November 8, 2004, the Fund converted the Investor A Shares into Class II Shares. Subsequently, the Investor B Shares were fully liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction.

Prior to January 28, 2005, the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds offered Class I and Class II Shares. On January 28, 2005, the Funds merged Class II Shares into Class I Shares.

Effective April 15, 2005, the Constellation Institutional Portfolios TIP Midcap Core Portfolio was reorganized as a separate series of the Constellation Funds in a tax-free reorganization and was renamed the Constellation TIP Mid Cap Fund. Each shareholder received a number a shares equal in dollar value and in the number of shares of the Constellation Institutional Portfolios TIP Mid cap Core Portfolio. The Constellation TIP Mid Cap Fund has the same investment objective and policies and substantially the same risks, policies, restrictions and limitations as the Constellation Institutional Portfolios TIP Midcap Core Portfolio.

11. SUBSEQUENT EVENT

On May 9, 2006, KPMG LLP (KPMG) resigned as independent registered public accounting firm of the Trust at the request of the Trust. On May 17, 2006, the Board of Trustees of the Trust, upon the recommendation of the Trust's Audit Committee, engaged Ernst & Young LLP as independent registered public accounting firm for the Funds' fiscal year ending September 30, 2006. KPMG's audit reports on the Fund's financial statements for the prior fiscal years ended September 30, 2005, and 2004, contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with the audits for the fiscal years ended September 30, 2005 and 2004, and the subsequent interim period through May 9, 2006, (1) there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report, and (2) there were no reportable events.


94   Constellation Funds 2006 Semi-Annual Report

BOARD CONSIDERATIONS REGARDING NEW ADVISORY                          (unaudited)
AND SUB-ADVISORY AGREEMENTS

INVESTMENT ADVISORY AGREEMENT: The Board held in-person meetings on October 12 and October 21, 2005, to discuss a proposal to appoint Touchstone Advisors, Inc. (Touchstone) as investment adviser to the Constellation Funds (the "Funds"). At those meetings, the Board requested and considered information regarding the following: (a) the nature of Touchstone's investment management and other services proposed to be provided to the Funds, as well as those it provides to the Touchstone Strategic Trust, Touchstone Tax Free Trust, Touchstone Variable Series Trust and Touchstone Investment Trust (collectively, the "Touchstone Funds"); (b) Touchstone's investment management personnel, including its use of sub-advisers to manage the day-to-day investment operations of the Touchstone Funds and its intention to utilize the Funds' roster of sub-advisers to serve as investment sub-advisers for the Funds; (c) Touchstone's operations and financial condition; (d) the level and structure of the advisory fees that Touchstone proposed to charge the Funds; (e) Touchstone's comprehensive compliance program and the qualifications of its chief compliance officer and compliance staff; (f) Touchstone's reputation, expertise and resources as an investment manager; and
(g) its future plans for the Funds and Touchstone's past experience in successfully integrating other mutual funds into the Touchstone Funds complex.

The Board also considered Touchstone's capacity to successfully distribute the Funds to a broad investor base through its existing network of selling dealers and captive distribution force, the commitment of the Touchstone organization to its mutual fund and asset management business, and Touchstone's representation that current Fund shareholders would be grandfathered into the existing no load structure in the event of a future reorganization of the Funds into the Touchstone Funds complex

At its meeting held on October 21, 2005, the Board unanimously determined that the proposal to approve Touchstone as the new investment adviser for the Funds would be in the best interests of the Funds and their shareholders. In determining to approve the new Advisory Agreement and to recommend its approval to shareholders, the Board considered the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

     (i) the proposed scope of services was satisfactory and comparable to those services provided by the Funds' current investment adviser, Constellation Investment Management Company, LP (CIMCO);

     (ii) preservation of continuity of day-to-day portfolio management would be beneficial to shareholders;

     (iii) the fees proposed to be paid to Touchstone pursuant to the terms of the proposed new Advisory Agreement were reasonable in light of the services to be provided;

     (iv) Touchstone had demonstrated an institutional commitment to the success of its mutual fund business, and that its personnel and resources were adequate based on Touchstone's use of sub-advisers to manage assets on a day-to-day basis;

     (v) Touchstone's distribution program, if successful, had the potential to benefit shareholders through the potential for increased Fund assets and potential economies that may result; and

     (vi) the current and historic asset levels of the Funds, both individually and in the aggregate, and the Board's conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by Touchstone, and, thus, did not deem it necessary to make a determination as to whether the advisory fees proposed to be paid to Touchstone under the proposed new Advisory Agreement made accommodations for such economies of scale.

The Board did not consider Touchstone's historical investment performance to be relevant to its considerations because Touchstone had represented that it intended to use those sub-advisers previously hired by CIMCO. Further, the Board did not make a close comparative analysis of the proposed new Advisory Agreement with the Trust's then-existing advisory agreement with CIMCO, because the proposed new Advisory Agreement followed the same form and contained the same substantive provisions as the existing Advisory Agreement, with the exception of the elimination of any performance-based adjustment for all Funds other than the Constellation Sands Capital Select Growth Fund.

In drawing its conclusions with regard to the above factors and in determining to approve the proposed new Advisory Agreement, subject to shareholder approval and the closing of the transaction between CIMCO and Touchstone, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

NEW SUB-ADVISORY AGREEMENTS. At meetings held on October 12, 2005, October 21, 2005, November 29, 2005 and December 13, 2005, the Board also considered and approved new sub-advisory agreements between Touchstone and various of the Trust's then-current sub-advisers (other than the three firms that had been sub-advising the Constellation International Equity Fund). The Board also approved new sub-advisory agreements between CIMCO and AXA Rosenberg Investment Management LLC ("ARIM") with respect to the Constellation International Equity Fund (said contract to take effect on January 31, 2006), and CIMCO and Diamond Hill Capital Management, Inc. ("DHCM"), with respect to


                                Constellation Funds 2006 Semi-Annual Report   95

BOARD CONSIDERATIONS REGARDING NEW ADVISORY                          (unaudited)
AND SUB-ADVISORY AGREEMENTS

the Constellation Small Cap Value Opportunities Fund (said contract to take effect on January 17, 2006), and voted to approve similar agreements between Touchstone and ARIM and DHCM, respectively, to become effective only upon the effectiveness of Touchstone's Advisory Agreement with the Trust.

As the Board was considering the proposed sub-advisory agreements between CIMCO and Touchstone with respect to ARIM and DHCM, respectively, the Board was provided with various written materials that provided detailed information about each sub-adviser's: (a) investment management services proposed to be provided to the applicable Fund; (b) investment strategies and investment management personnel; (c) operating history, infrastructure and financial condition; (d) brokerage practices (including any soft dollar arrangements); (e) proposed sub-advisory fees that would be paid to the sub-adviser; (f) comprehensive compliance program and the qualifications of its compliance staff; and (g) reputation, expertise and resources as an investment manager. CIMCO also provided written and oral information stating the basis for its recommendation to engage the sub-advisers. Representatives from each proposed sub-adviser attended the November 29, 2005 meeting and presented additional oral and written information to the Board to assist it in its deliberations.

The Board did not deem it necessary to request information from the Trust's other current Sub-Advisers, as it concluded that it was sufficiently familiar with the services provided by each Sub-Adviser, its personnel and prior performance as a result of its regular monitoring process, as well as the reports it receives from CIMCO, and the fact that the termination of the Sub-Advisory Agreements with CIMCO would occur solely as a result of the proposed transaction involving CIMCO and Touchstone. Further, the Board relied on the fact that the terms of each proposed new Sub-Advisory Agreement were materially similar to those contained in the respective current Sub-Advisory Agreements, with the exception of the change in effective date and parties and the elimination of any performance-based fee adjustment with respect to every Sub-Adviser other than Sands Capital Management, LLC.

For each of the Funds and their respective Sub-Advisers, the Board considered the Fund's performance relative to its benchmark and its peers, the Fund's expense ratios relative to other Funds and the nature and scope of advisory services provided under the current Sub-Advisory Agreement that were anticipated to carry forward under the new Sub-Advisory Agreement. In addition, Touchstone affirmed that there were no material business arrangements between Touchstone or any of its affiliates and any of the Sub-Advisers that the Board should consider in the course of evaluating the proposed Sub-Advisory contracts. The Board unanimously determined that the proposals to approve new Sub-Advisory Agreements for the Funds would function in the best interests of the shareholders and the Funds. In determining whether to approve the proposed new Sub-Advisory Agreements and to recommend their approval to shareholders, the Board considered, with the assistance of independent legal counsel, the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

     (i) Touchstone's intention to continue to utilize the same group of Sub-Advisers currently responsible for the day-to-day management of the Funds' respective investments at the time it becomes adviser to the Funds, and the Board's conclusion that the preservation of continuity of management would be beneficial to shareholders;

     (ii) the nature of each respective Sub-Adviser's investment management services proposed to be provided to the Funds, and the Board's conclusion that the intended scope of services would be identical to those currently provided by that Sub-Adviser pursuant to its current Sub-Advisory Agreement with CIMCO;

     (iii) the investment performance that each respective Sub-Adviser had achieved for its Fund in the past;

     (iv) the fees proposed to be paid by Touchstone to the various Sub-Advisers pursuant to the terms of each new Sub-Advisory Agreement were reasonable in light of the services to be provided; and

     (v) the current and historic asset levels of the Funds, both individually and in the aggregate, and the Board's conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by any Sub-Adviser, and, thus, did not deem it necessary to make a determination as to whether the sub-advisory fees proposed to be paid to each Sub-Adviser under its respective new Sub-Advisory Agreement made accommodations for such economies of scale.

In drawing its conclusions with regard to the above factors and determining to approve the new Sub- Advisory Agreements, subject to shareholder approval and the closing of the proposed transaction between CIMCO and Touchstone, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.


96   Constellation Funds 2006 Semi-Annual Report

SHAREHOLDER VOTING RESULTS                                           (unaudited)

There was a special meeting of shareholders held on February 17, 2006, at which the shareholders of each Fund were asked to consider several proposals:

1. To elect Trustees of the Trust.

                         Number of      % of Outstanding   % of Shares
                           Shares            Shares           Voted
                      ---------------   ----------------   -----------
PHILLIP R. COX
Affirmative           143,356,373.298        74.476%          99.235%
Withhold                1,105,359.459         0.574%           0.765%
                      ---------------        ------          -------
                      144,461,732.757        75.050%         100.000%
DONALD C. SIEKMANN
Affirmative           143,302,938.298        74.448%          99.198%
Withhold                1,158,794.459         0.602%           0.802%
                      ---------------        ------          -------
                      144,461,732.757        75.050%         100.000%
ROBERT E. STAUTBERG
Affirmative           143,295,619.298        74.445%          99.193%
Withhold                1,166,113.459         0.605%           0.807%
                      ---------------        ------          -------
                      144,461,732.757        75.050%         100.000%
JILL T. MCGRUDER
Affirmative           143,301,942.334        74.448%          99.197%
Withhold                1,159,790.423         0.602%           0.803%
                      ---------------        ------          -------
                      144,461,732.757        75.050%         100.000%
                      ---------------        ------          -------
TOTAL                 144,461,732.757        75.050%         100.000%


2(a) To approve a new investment advisory between the Trust, on behalf of the Fund and Touchstone Advisors, Inc. and/or

2(b) To approve a new investment sub-advisory agreement for the Fund.

                                Number of     % of Outstanding   % of Shares
                                  Shares           Shares           Voted
                              -------------   ----------------   -----------

                      CONSTELLATION CLOVER CORE VALUE FUND

2(a) Advisory Agreement

Affirmative                   3,327,146.689        40.068%          55.578%
Against                          70,735.983         0.852%           1.182%
Abstain                          93,314.239         1.124%           1.559%
Broker Non-Votes              2,495,215.000        30.050%          41.681%

TOTAL                         5,986,411.911        72.094%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                   3,335,284.656        40.166%          55.714%
Against                          73,984.828         0.891%           1.236%
Abstain                          81,927.427         0.987%           1.369%
Broker Non-Votes              2,495,215.000        30.050%          41.681%
TOTAL                         5,986,411.911        72.094%         100.000%

                                Constellation Funds 2006 Semi-Annual Report   97

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                                 Number of     % of Outstanding   % of Shares
                                  Shares            Shares           Voted
                              --------------   ----------------   -----------

                    CONSTELLATION CLOVER SMALL CAP VALUE FUND

2(a) Advisory Agreement

Affirmative                    5,499,167.212        39.943%          72.299%
Against                          166,214.623         1.208%           2.185%
Abstain                          152,543.427         1.108%           2.006%
Broker Non-Votes               1,788,256.000        12.989%          23.510%

TOTAL                          7,606,181.262        55.248%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                    5,483,337.203        39.828%          72.091%
Against                          174,390.632         1.267%           2.292%
Abstain                          160,197.427         1.164%           2.107%
Broker Non-Votes               1,788,256.000        12.989%          23.510%

TOTAL                          7,606,181.262        55.248%         100.000%

                   CONSTELLATION CLOVER CORE FIXED INCOME FUND

2(a) Advisory Agreement

Affirmative                    1,656,445.634        62.111%         88.679%
Against                           19,661.955         0.737%          1.052%
Abstain                           15,644.289         0.587%          0.838%
Broker Non-Votes                 176,170.000         6.606%          9.431%

TOTAL                          1,867,921.878        70.041%        100.000%

2(b) Sub-Advisory Agreement

Affirmative                    1,656,650.693        62.119%         88.690%
Against                           20,923.896         0.784%          1.120%
Abstain                           14,177.289         0.532%          0.759%
Broker Non-Votes                 176,170.000         6.606%          9.431%

TOTAL                          1,867,921.878        70.041%        100.000%

         CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

2(a) Advisory Agreement

Affirmative                    9,459,567.547        34.320%         67.452%
Against                          365,107.948         1.325%          2.603%
Abstain                          397,728.376         1.443%          2.836%
Broker Non-Votes               3,801,806.000        13.793%         27.109%

TOTAL                         14,024,209.871        50.881%        100.000%

2(b) Sub-Advisory Agreement

Affirmative                    9,059,884.528        32.870%         64.602%
Against                          379,217.948         1.376%          2.704%
Abstain                          783,301.395         2.842%          5.585%
Broker Non-Votes               3,801,806.000        13.793%         27.109%

TOTAL                         14,024,209.871        50.881%        100.000%


98   Constellation Funds 2006 Semi-Annual Report

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                                 Number of     % of Outstanding   % of Shares
                                  Shares            Shares           Voted
                              --------------   ----------------   -----------

            CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

2(a) Advisory Agreement

Affirmative                    3,638,727.869        33.280%          80.460%
Against                          146,055.308         1.336%           3.230%
Abstain                          167,636.492         1.533%           3.706%
Broker Non-Votes                 569,964.000         5.213%          12.604%

TOTAL                          4,522,383.669        41.362%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                    3,604,019.869        32.963%          79.693%
Against                          160,109.308         1.464%           3.540%
Abstain                          188,290.492         1.722%           4.164%
Broker Non-Votes                 569,964.000         5.213%          12.603%

TOTAL                          4,522,383.669        41.362%         100.000%

                 CONSTELLATION HLAM LARGE CAP QUALITY STOCK FUND

2(a) Advisory Agreement

Affirmative                      312,383.778        39.938%          42.607%
Against                            7,584.000         0.969%           1.034%
Abstain                            6,358.000         0.813%           0.868%
Broker Non-Votes                 406,855.000        52.016%          55.491%

TOTAL                            733,180.778        93.736%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                      312,013.778        39.891%          42.556%
Against                            7,350.000         0.939%           1.003%
Abstain                            6,962.000         0.890%           0.949%
Broker Non-Votes                 406,855.000        52.016%          55.492%

TOTAL                            733,180.778        93.736%         100.000%

                  CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND

2(a) Advisory Agreement

Affirmative                   12,648,918.550        95.504%          99.033%
Against                              471.000         0.003%           0.004%
Abstain                            1,398.000         0.011%           0.011%
Broker Non-Votes                 121,662.000         0.918%           0.952%

TOTAL                         12,772,449.550        96.436%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                   12,648,918.550        95.504%          99.033%
Against                              471.000         0.003%           0.004%
Abstain                            1,398.000         0.011%           0.011%
Broker Non-Votes                 121,662.000         0.918%           0.952%

TOTAL                         12,772,449.550        96.436%         100.000%


                                Constellation Funds 2006 Semi-Annual Report   99

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                                 Number of     % of Outstanding   % of Shares
                                  Shares            Shares           Voted
                              --------------   ----------------   -----------

                    CONSTELLATION PITCAIRN SELECT VALUE FUND

2(a) Advisory Agreement

Affirmative                    5,127,175.447        92.387%          99.355%
Against                                0.000         0.000%           0.000%
Abstain                                0.000         0.000%           0.000%
Broker Non-Votes                  33,299.000         0.600%           0.645%

TOTAL                          5,160,474.447        92.987%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                    5,127,175.447        92.387%          99.355%
Against                                0.000         0.000%           0.000%
Abstain                                0.000         0.000%           0.000%
Broker Non-Votes                  33,299.000         0.600%           0.645%

TOTAL                          5,160,474.447        92.987%         100.000%

                 CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND

2(a) Advisory Agreement

Affirmative                   18,992,159.739        95.479%          99.976%
Against                                0.000         0.000%           0.000%
Abstain                                0.000         0.000%           0.000%
Broker Non-Votes                   4,536.000         0.023%           0.024%

TOTAL                         18,996,695.739        95.502%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                   18,992,159.739        95.479%          99.976%
Against                                0.000         0.000%           0.000%
Abstain                                0.000         0.000%           0.000%
Broker Non-Votes                   4,536.000         0.023%           0.024%

TOTAL                         18,996,695.739        95.502%         100.000%

                      CONSTELLATION PITCAIRN SMALL CAP FUND

2(a) Advisory Agreement

Affirmative                    5,562,034.151        96.354%          99.308%
Against                              510.000         0.009%           0.009%
Abstain                              397.000         0.007%           0.007%
Broker Non-Votes                  37,844.000         0.655%           0.676%

TOTAL                          5,600,785.151        97.025%         100.000%

2(b) Sub-Advisory Agreement

Affirmative                    5,562,034.151        96.354%          99.308%
Against                              510.000         0.009%           0.009%
Abstain                              397.000         0.007%           0.007%
Broker Non-Votes                  37,844.000         0.655%           0.676%

TOTAL                          5,600,785.151        97.025%         100.000%


100   Constellation Funds 2006 Semi-Annual Report

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                                Number of     % of Outstanding   % of Shares
                                 Shares            Shares           Voted
                              -------------   ----------------   -----------

                 CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND

2(a) Advisory Agreement

Affirmative                   7,936,572.783       94.385%           98.386%
Against                             403.910        0.005%            0.005%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                129,759.000        1.543%            1.609%

TOTAL                         8,066,735.693       95.933%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                   7,936,572.783       94.385%           98.386%
Against                             403.910        0.005%            0.005%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                129,759.000        1.543%            1.609%

TOTAL                         8,066,735.693       95.933%          100.000%

                    CONSTELLATION PITCAIRN TAXABLE BOND FUND

2(a) Advisory Agreement

Affirmative                   3,366,212.083       73.584%           99.993%
Against                               0.000        0.000%            0.000%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                    240.000        0.005%            0.007%

TOTAL                         3,366,452.083       73.589%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                   3,366,212.083       73.584%           99.993%
Against                               0.000        0.000%            0.000%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                    240.000        0.005%            0.007%

TOTAL                         3,366,452.083       73.589%          100.000%

                   CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

2(a) Advisory Agreement

Affirmative                   9,939,108.008       95.373%           99.988%
Against                               0.000        0.000%            0.000%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                  1,170.000        0.011%            0.012%

TOTAL                         9,940,278.008       95.384%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                   9,939,108.008       95.373%           99.988%
Against                               0.000        0.000%            0.000%
Abstain                               0.000        0.000%            0.000%
Broker Non-Votes                  1,170.000        0.011%            0.012%

TOTAL                         9,940,278.008       95.384%          100.000%


                               Constellation Funds 2006 Semi-Annual Report   101

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                                 Number of     % of Outstanding   % of Shares
                                  Shares            Shares           Voted
                              --------------   ----------------   -----------

                 CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND

2(a) Advisory Agreement

Affirmative                   16,923,484.183       46.349%           62.147%
Against                          107,972.276        0.296%            0.396%
Abstain                          136,351.000        0.373%            0.501%
Broker Non-Votes              10,063,760.000       27.562%           36.956%

TOTAL                         27,231,567.459       74.580%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                   16,892,894.183       46.265%           62.034%
Against                          104,857.276        0.287%            0.385%
Abstain                          170,056.000        0.466%            0.625%
Broker Non-Votes              10,063,760.000       27.562%           36.956%

TOTAL                         27,231,567.459       74.580%          100.000%

                         CONSTELLATION TIP MID CAP FUND

2(a) Advisory Agreement

Affirmative                       29,501.482       53.829%           99.977%
Against                                6.707        0.012%            0.023%
Abstain                                0.000        0.000%            0.000%

TOTAL                             29,508.189       53.841%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                       29,501.482       53.829%           99.977%
Against                                6.707        0.012%            0.023%
Abstain                                0.000        0.000%            0.000%

TOTAL                             29,508.189       53.841%          100.000%

                CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

2(a) Advisory Agreement

Affirmative                    1,074,424.404       27.616%           57.784%
Against                           74,418.477        1.913%            4.003%
Abstain                           39,815.490        1.023%            2.141%
Broker Non-Votes                 670,712.000       17.240%           36.072%

TOTAL                          1,859,370.371       47.792%          100.000%

2(b) Sub-Advisory Agreement

Affirmative                    1,069,648.616       27.494%           57.527%
Against                           74,613.265        1.917%            4.013%
Abstain                           44,396.490        1.141%            2.388%
Broker Non-Votes                 670,712.000       17.240%           36.072%

TOTAL                          1,859,370.371       47.792%          100.000%


102   Constellation Funds 2006 Semi-Annual Report

SHAREHOLDER VOTING RESULTS                                           (unaudited)

                             Number of     % of Outstanding   % of Shares
                              Shares            Shares           Voted
                          --------------   ----------------   -----------

                    CONSTELLATION INTERNATIONAL EQUITY FUND

2(a) Advisory Agreement

Affirmative               13,351,746.184        92.468%          99.940%
Against                            0.000         0.000%           0.000%
Abstain                            0.000         0.000%           0.000%
Broker Non-Votes               7,976.000         0.055%           0.060%

TOTAL                     13,359,722.184        92.523%         100.000%

2(b) Sub-Advisory Agreement

Affirmative               13,351,746.184        92.468%          99.940%
Against                            0.000         0.000%           0.000%
Abstain                            0.000         0.000%           0.000%
Broker Non-Votes               7,976.000         0.055%           0.060%

TOTAL                     13,359,722.184        92.523%         100.000%

                CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND

2(a) Advisory Agreement

Affirmative                1,946,119.509        34.476%          59.297%
Against                       69,304.282         1.228%           2.112%
Abstain                       67,259.695         1.192%           2.049%
Broker Non-Votes           1,199,309.000        21.246%          36.542%

TOTAL                      3,281,992.486        58.142%         100.000%

               CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

2(a) Advisory Agreement

Affirmative                   42,689.028        66.358%          77.039%
Against                            0.000         0.000%           0.000%
Abstain                            0.000         0.000%           0.000%
Broker Non-Votes              12,723.000        19.777%          22.961%

TOTAL                         55,412.028        86.135%         100.000%

3. To approve a new sub-advisory agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc.

                CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND

                             Number of     % of Outstanding   % of Shares
                              Shares            Shares           Voted
                           -------------   ----------------   -----------
Affirmative                1,939,094.760        34.352%          59.083%
Against                       74,513.031         1.320%           2.270%
Abstain                       69,075.695         1.224%           2.105%
Broker Non-Votes           1,199,309.000        21.246%          36.542%

TOTAL                      3,281,992.486        58.142%         100.000%


                               Constellation Funds 2006 Semi-Annual Report   103

SHAREHOLDER VOTING RESULTS                                           (unaudited)

4. To approve a new sub-advisory agreement between Touchstone Advisors, Inc. and Diamond Hill Capital Management, Inc.

                CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND

                             Number of     % of Outstanding   % of Shares
                              Shares            Shares           Voted
                           -------------   ----------------   -----------
Affirmative                1,920,813.905        34.028%          58.526%
Against                       92,781.282         1.644%           2.827%
Abstain                       69,088.299         1.224%           2.105%
Broker Non-Votes           1,199,309.000        21.246%          36.542%

TOTAL                      3,281,992.486        58.142%         100.000%


104   Constellation Funds 2006 Semi-Annual Report

INVESTMENT ADVISER
Touchstone Advisors, Inc.
Cincinnati, Ohio

DISTRIBUTOR
Touchstone Securities, Inc.
Cincinnati, Ohio

ADMINISTRATOR
Touchstone Advisors, Inc.
Cincinnati, Ohio

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
Philadelphia, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Cincinnati, Ohio

This report was prepared for shareholders of the Constellation Funds. It may be distributed to others only if preceded or accompanied by a Constellation Funds' prospectus, which contains detailed information. All Constellation Funds are offered by prospectus only.

THE TRUST FILES EACH FUND'S COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q WITHIN SIXTY DAYS AFTER THE END OF THE PERIOD. THE FUNDS' FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV, AND MAY BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT EACH FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES, AS WELL AS INFORMATION RELATING TO HOW A FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, (I) VIA THE FUNDS' WEB SITE, WWW.CONSTELLATIONFUNDSGROUP.COM; AND (II) ON THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                CONSTELLATION FUNDS GROUP
                                                P.O. Box 219520
                                                Kansas City, Missouri 64105-9520
                                                1 (866) 242 5742
                                                www.constellationfundsgroup.com

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Constellation Funds


By (Signature and Title)*              /s/ Jill McGruder
                                       -----------------------------------------
                                       Jill McGruder, President

Date May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Jill McGruder
                                       -----------------------------------------
                                       Jill McGruder, President

Date May 25, 2006


By (Signature and Title)*              /s/ Terrie Wiedenheft
                                       -----------------------------------------
                                       Terrie Wiedenheft, Controller & Treasurer

Date May 25, 2006

* Print the name and title of each signing officer under his or her signature.